UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Emerging Markets Stock Index Fund Investor Shares - VEIEX

Vanguard Emerging Markets Stock Index Fund FTSE Emerging Markets ETF Shares - VWO

Vanguard Emerging Markets Stock Index Fund Admiral™ Shares - VEMAX

Vanguard Emerging Markets Stock Index Fund Institutional Shares - VEMIX

Vanguard Emerging Markets Stock Index Fund Institutional Plus Shares - VEMRX

Vanguard Emerging Markets Stock Index Fund
Investor Shares (VEIEX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$33	0.29%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	25.18%	4.75%	3.44%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR533

Vanguard Emerging Markets Stock Index Fund
FTSE Emerging Markets ETF Shares (VWO) NYSE Arca
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Emerging Markets ETF Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
FTSE Emerging Markets ETF Shares Net Asset Value	25.46%	4.98%	3.65%
FTSE Emerging Markets ETF Shares Market Price	26.41%	5.13%	3.71%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR964

Vanguard Emerging Markets Stock Index Fund
Admiral™ Shares (VEMAX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$16	0.14%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	25.35%	4.91%	3.60%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5533

Vanguard Emerging Markets Stock Index Fund
Institutional Shares (VEMIX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	25.43%	4.95%	3.64%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR239

Vanguard Emerging Markets Stock Index Fund
Institutional Plus Shares (VEMRX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	25.46%	4.97%	3.67%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1865

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

		Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a)	Audit Fees.	$485,000	$313,000
(b)	Audit-Related Fees.	0	0
(c)	Tax Fees.	0	0
(d)	All Other Fees.	0	0
	Total.	$485,000	$313,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard Emerging Markets Stock Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	89
Tax information	90

Emerging Markets Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Brazil (3.4%)
	Vale SA	50,274,668	539,716
	Petroleo Brasileiro SA	48,271,368	326,157
	WEG SA	19,264,330	180,317
	B3 SA - Brasil Bolsa Balcao	72,125,057	132,500
	Ambev SA	56,742,246	124,068
	Centrais Eletricas Brasileiras SA	16,595,938	109,005
	Banco do Brasil SA	22,195,524	101,093
	Localiza Rent a Car SA	12,810,947	93,120
	Suzano SA	8,949,565	92,532
	JBS SA	14,636,347	91,172
	Banco BTG Pactual SA	15,220,859	85,624
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,460,336	71,046
	Equatorial Energia SA	12,549,496	69,728
*	Embraer SA	8,195,711	68,731
	Itau Unibanco Holding SA ADR	10,985,670	66,463
	PRIO SA	8,758,864	62,090
	Raia Drogasil SA	14,461,196	60,888
	Rumo SA	16,359,541	56,316
	Vibra Energia SA	14,504,255	55,976
	BB Seguridade Participacoes SA	8,765,237	51,962
	Telefonica Brasil SA	5,682,052	51,740
[1]	Rede D'Or Sao Luiz SA	10,075,951	51,174
	Banco Bradesco SA	19,625,025	43,250
	Lojas Renner SA	12,450,259	39,994
	Ultrapar Participacoes SA	10,877,095	39,306
*	BRF SA	8,588,433	38,969
	Klabin SA	10,646,611	38,418
*,1	Hapvida Participacoes e Investimentos SA	61,238,762	37,288
	Cosan SA	15,656,131	32,012
	CCR SA	14,598,985	30,936
	Energisa SA	4,117,654	30,735
	TOTVS SA	5,826,470	30,075
	Natura & Co. Holding SA	12,426,300	29,470
	TIM SA	9,497,187	27,239
	Itau Unibanco Holding SA	4,909,795	25,641
	Allos SA	5,922,424	22,662
*	Sendas Distribuidora SA	16,084,113	20,839
	Santos Brasil Participacoes SA	9,331,132	20,386
*	Hypera SA	5,262,303	20,117
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,166,239	18,532
	Petroleo Brasileiro SA ADR	1,441,694	17,834
	Multiplan Empreendimentos Imobiliarios SA	3,835,379	16,978
	Transmissora Alianca de Energia Eletrica SA	2,747,971	16,647
[1]	GPS Participacoes e Empreendimentos SA	5,584,497	16,480
	Engie Brasil Energia SA	2,280,916	16,362
	Porto Seguro SA	2,410,136	15,905
	Banco Bradesco SA ADR	6,336,162	15,651
	Caixa Seguridade Participacoes SA	6,092,300	15,176
	Cia De Sanena Do Parana	3,233,930	15,104
	Kinea Rendimentos Imobiliarios FII (BVMF)	820,407	14,833
	Banco Santander Brasil SA ADR	3,101,965	14,672
	Cia Paranaense de Energia - Copel	9,531,419	14,361
	XP MALLS FDO INV IMOB FII	798,781	14,329
	Kinea Indice de Precos FII	881,828	13,954
	CPFL Energia SA	2,449,047	13,883
	Iguatemi SA	3,764,800	13,767
*	Eneva SA	5,650,753	12,786
	Tres Tentos Agroindustrial SA	6,477,603	12,740
*	Ambipar Participacoes e Empreendimentos SA Class B	568,748	12,721
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,356,107	12,621

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Marfrig Global Foods SA	4,505,622	12,229
	Cia Siderurgica Nacional SA	5,825,344	11,860
*	Embraer SA ADR	345,854	11,593
	Brava Energia	3,945,851	11,590
	Kinea Renda Imobiliaria FII	470,216	11,249
	Azzas 2154 SA	1,570,422	11,203
	Cia Paranaense de Energia - Copel ADR	1,660,053	11,139
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	381,099	10,274
	Cia de Saneamento de Minas Gerais Copasa MG	2,526,470	10,074
	Fleury SA	3,775,790	9,680
	Neoenergia SA	2,903,059	9,592
	Sao Martinho SA	2,057,595	9,012
*	Atacadao SA	6,894,675	8,933
	Banco Santander Brasil SA	1,823,517	8,580
	Direcional Engenharia SA	1,575,630	8,526
	FII BTLG	510,391	8,478
	Cia Energetica de Minas Gerais ADR	4,339,107	8,374
	Auren Energia SA	4,651,786	8,248
*	IRB-Brasil Resseguros SA	1,073,777	8,050
	SLC Agricola SA	2,689,666	7,914
*	Magazine Luiza SA	4,812,757	7,876
	Petroreconcavo SA	2,627,144	7,717
	CSN Mineracao SA	6,862,314	7,372
	M Dias Branco SA	1,665,845	7,207
*	Grupo Mateus SA	5,441,108	7,134
	YDUQS Participacoes SA	3,870,750	7,104
	Alupar Investimento SA	1,382,890	7,019
	Vinci Shopping Centers FII	373,923	6,795
	Odontoprev SA	3,569,638	6,792
	Wilson Sons SA	2,427,102	6,671
	Dexco SA	4,587,118	6,570
*	Serena Energia SA	4,504,747	6,468
	XP Log FII	378,271	6,344
*	MRV Engenharia e Participacoes SA	5,181,663	6,203
*	Cogna Educacao SA	24,713,716	6,028
	Smartfit Escola de Ginastica e Danca SA	1,573,300	5,947
	Vivara Participacoes SA	1,275,860	5,643
	FII Iridium	482,790	5,616
*	Orizon Valorizacao de Residuos SA	688,335	5,521
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,065,650	5,512
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	243,124	5,089
	Cury Construtora e Incorporadora SA	1,199,000	5,069
	Fundo De Investimento Imobiliario Tg Ativo Real	283,454	5,010
	Hedge Brasil Shopping FII	142,526	4,875
	Kinea High Yield CRI - FII	270,328	4,825
	AES Brasil Energia SA	3,409,500	4,783
	Capitania Securities II FII	3,760,611	4,690
	Maxi Renda FII	2,751,940	4,594
	Fras-Le SA	1,204,472	4,546
	Cia Siderurgica Nacional SA ADR	2,211,796	4,512
	Grendene SA	4,621,397	4,253
*	Kinea Rendimentos Imobiliarios FII	232,132	4,197
	Fii UBS Br Receb Imob	308,055	4,111
	Tupy SA	958,992	3,874
	Mills Locacao Servicos e Logistica SA	2,114,459	3,841
*	SIMPAR SA	4,098,800	3,793
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	3,752
	Pet Center Comercio e Participacoes SA	4,291,795	3,667
	Vulcabras SA	1,282,435	3,643
*	Minerva SA	3,611,757	3,624
*	Log-in Logistica Intermodal SA	769,300	3,517
	Mahle Metal Leve SA	647,073	3,351
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	3,301
	JHSF Participacoes SA	4,277,300	3,285
	Grupo SBF SA	1,292,568	3,240
	Iochpe Maxion SA	1,789,849	3,155
	TIM SA ADR	220,513	3,153
	FII VBI Prime Properties	227,217	3,144
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	3,128
*,1	LWSA SA	4,218,744	3,029

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Hidrovias do Brasil SA	5,523,700	3,010
*	Oncoclinicas do Brasil Servicos Medicos SA	3,712,055	2,954
	Armac Locacao Logistica E Servicos SA	2,201,850	2,845
*	Cia Brasileira de Aluminio	2,626,601	2,644
	Patria Ren FII	122,196	2,558
	Ez Tec Empreendimentos e Participacoes SA	1,041,178	2,516
	LOG Commercial Properties e Participacoes SA	620,218	2,427
[2]	Cia Paranaense de Energia - Copel ADR (XNYS)	379,139	2,263
*	Cia Brasileira de Distribuicao	4,286,691	2,225
[2]	Centrais Eletricas Brasileiras SA ADR	328,208	2,160
*,2	Sendas Distribuidora SA ADR	321,137	2,087
	Camil Alimentos SA	1,402,600	1,917
	Anima Holding SA	4,283,775	1,890
*	CVC Brasil Operadora e Agencia de Viagens SA	5,193,462	1,842
*	Movida Participacoes SA	1,698,850	1,763
*	Diagnosticos da America SA	3,728,865	1,709
	Cia Energetica de Minas Gerais	667,540	1,675
*,2	Braskem SA Class A ADR	272,413	1,656
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	1,622
	Gerdau SA ADR	450,448	1,405
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,381
	FII Hectare Ce	252,262	1,201
*	Zamp SA	2,806,281	1,165
	Lojas Quero-Quero SA	2,323,329	1,157
*	Cia Brasileira de Distribuicao ADR	354,344	170
			3,879,521
Chile (0.5%)
	Banco de Chile	570,518,341	66,270
	Empresas Copec SA	6,200,940	39,124
*	Falabella SA	10,349,781	37,070
	Banco de Credito e Inversiones SA	1,224,522	35,821
	Cencosud SA	17,101,994	35,194
	Latam Airlines Group SA	2,625,389,293	35,019
	Banco Santander Chile	602,114,537	29,781
	Empresas CMPC SA	15,062,831	23,989
	Enel Americas SA	240,266,229	22,486
	Enel Chile SA	315,596,219	16,735
	Parque Arauco SA	8,822,045	14,435
	Cia Sud Americana de Vapores SA	222,141,279	12,015
	Colbun SA	90,963,447	11,254
	Banco Itau Chile SA	995,355	10,768
	Quinenco SA	3,332,252	10,724
	Cencosud Shopping SA	6,341,546	10,445
	Banco Santander Chile ADR	508,123	9,929
	Aguas Andinas SA Class A	34,572,672	9,870
	Cia Cervecerias Unidas SA	1,716,746	9,487
	Plaza SA	4,488,005	7,310
*	Engie Energia Chile SA	6,987,554	6,515
	Empresa Nacional de Telecomunicaciones SA	1,923,609	6,280
	SMU SA	38,038,270	5,890
[2]	Sociedad Quimica y Minera de Chile SA ADR	146,808	5,636
*	CAP SA	856,377	5,135
	Inversiones Aguas Metropolitanas SA	6,741,307	5,001
*	Ripley Corp. SA	14,504,765	4,144
	Vina Concha y Toro SA	3,167,079	3,660
	Inversiones La Construccion SA	449,396	3,527
	SONDA SA	7,171,699	2,632
	Enel Chile SA ADR	72,748	199
			496,345
China (29.2%)
	Tencent Holdings Ltd.	80,329,344	4,188,543
	Alibaba Group Holding Ltd.	220,453,760	2,696,660
*,1	Meituan Class B	73,153,886	1,728,654
*	PDD Holdings Inc. ADR	9,167,858	1,105,552
	China Construction Bank Corp. Class H	1,208,986,103	938,459
	JD.com Inc. Class A	34,597,293	701,606
*,1	Xiaomi Corp. Class B	189,699,200	650,649
	Industrial & Commercial Bank of China Ltd. Class H	1,019,043,614	611,280
	Bank of China Ltd. Class H	1,081,645,735	513,381

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	BYD Co. Ltd. Class H	14,195,316	512,715
	Ping An Insurance Group Co. of China Ltd. Class H	80,960,813	501,616
*	Trip.com Group Ltd.	7,231,403	465,373
	NetEase Inc.	23,320,911	375,205
*	Baidu Inc. Class A	28,787,165	328,485
	China Merchants Bank Co. Ltd. Class H	49,918,295	244,277
	Kweichow Moutai Co. Ltd. Class A	1,084,804	232,994
*,1	Kuaishou Technology	36,478,200	214,966
	China Life Insurance Co. Ltd. Class H	96,057,734	203,618
	PetroChina Co. Ltd. Class H	269,160,227	202,116
	Yum China Holdings Inc.	4,351,900	195,554
	Agricultural Bank of China Ltd. Class H	394,828,343	193,998
	China Shenhua Energy Co. Ltd. Class H	43,832,860	189,793
	China Petroleum & Chemical Corp. Class H	318,270,822	179,279
*	Li Auto Inc. Class A	13,962,023	175,574
	ANTA Sports Products Ltd.	16,161,005	172,489
	KE Holdings Inc. ADR	7,842,068	171,977
	Zijin Mining Group Co. Ltd. Class H	77,791,097	165,701
*	BeiGene Ltd.	10,074,600	158,670
	PICC Property & Casualty Co. Ltd. Class H	87,068,207	132,080
	Contemporary Amperex Technology Co. Ltd. Class A	3,788,823	131,498
	Geely Automobile Holdings Ltd.	70,130,743	123,283
	New Oriental Education & Technology Group Inc.	19,661,850	123,045
	China Resources Land Ltd.	35,454,825	118,186
	China Pacific Insurance Group Co. Ltd. Class H	34,011,992	118,119
	Haier Smart Home Co. Ltd. Class H	29,964,055	108,746
	Tencent Music Entertainment Group ADR	9,487,333	105,594
	CITIC Ltd.	81,689,026	95,953
*,1	Wuxi Biologics Cayman Inc.	45,057,066	95,719
*	XPeng Inc. Class A	16,794,165	94,892
	China Overseas Land & Investment Ltd.	49,507,341	94,600
	H World Group Ltd.	25,180,230	92,683
	China Merchants Bank Co. Ltd. Class A	17,081,849	89,785
	China Mengniu Dairy Co. Ltd.	39,807,920	89,148
	Full Truck Alliance Co. Ltd. ADR	9,644,629	86,319
*	NIO Inc. Class A	16,440,778	84,562
[1]	Nongfu Spring Co. Ltd. Class H	22,561,400	84,061
*,1	Innovent Biologics Inc.	18,933,820	82,309
[1]	China Tower Corp. Ltd. Class H	606,242,936	81,801
*	Bilibili Inc.	3,693,421	81,603
	China Yangtze Power Co. Ltd. Class A	21,019,200	81,488
	CSPC Pharmaceutical Group Ltd.	108,556,529	80,368
[1]	Pop Mart International Group Ltd.	8,868,000	80,175
[1]	Postal Savings Bank of China Co. Ltd. Class H	139,206,010	79,943
	China Resources Beer Holdings Co. Ltd.	20,441,124	75,720
	China CITIC Bank Corp. Ltd. Class H	119,525,476	74,494
	Ping An Insurance Group Co. of China Ltd. Class A	9,382,500	73,820
*,1	Akeso Inc.	8,882,000	71,588
	Bank of Communications Co. Ltd. Class H	92,645,609	70,168
	ENN Energy Holdings Ltd.	9,912,255	69,835
*	J&T Global Express Ltd.	88,303,600	69,728
	Wuliangye Yibin Co. Ltd. Class A	3,340,386	68,970
	BYD Co. Ltd. Class A	1,583,850	65,262
	CITIC Securities Co. Ltd. Class H	23,600,438	65,181
	Yangzijiang Shipbuilding Holdings Ltd.	33,037,398	64,185
	Vipshop Holdings Ltd. ADR	4,424,945	63,896
*,1,2	SenseTime Group Inc. Class B	311,835,000	62,337
	COSCO SHIPPING Holdings Co. Ltd. Class H	41,980,105	62,170
*	TAL Education Group ADR	5,385,600	59,888
*	GCL Technology Holdings Ltd.	268,361,000	59,256
	Kanzhun Ltd. ADR	4,056,975	59,029
[2]	China Resources Power Holdings Co. Ltd.	24,521,149	58,986
	Li Ning Co. Ltd.	28,860,574	58,887
	People's Insurance Co. Group of China Ltd. Class H	114,705,422	57,898
	Industrial & Commercial Bank of China Ltd. Class A	67,662,276	57,487
	Sino Biopharmaceutical Ltd.	125,703,444	57,103
	Sunny Optical Technology Group Co. Ltd.	8,466,175	55,072
[1]	CGN Power Co. Ltd. Class H	148,498,514	53,376
	Yankuang Energy Group Co. Ltd. Class H	40,219,944	52,332
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	7,260,800	51,360

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Agricultural Bank of China Ltd. Class A	76,427,395	50,835
[1]	Longfor Group Holdings Ltd.	30,457,601	49,342
	Tsingtao Brewery Co. Ltd. Class H	7,661,786	49,335
	Qifu Technology Inc. Class A ADR	1,485,353	48,734
[2]	Great Wall Motor Co. Ltd. Class H	30,579,875	48,627
*,1	JD Health International Inc.	13,377,440	47,883
	China Hongqiao Group Ltd.	29,048,000	46,671
	Industrial Bank Co. Ltd. Class A	17,635,226	45,332
	East Money Information Co. Ltd. Class A	13,900,958	45,259
	Haitong Securities Co. Ltd. Class H	53,925,670	44,915
	Kunlun Energy Co. Ltd.	47,358,541	44,913
	China Resources Gas Group Ltd.	11,634,905	44,860
*,1	JD Logistics Inc.	21,904,646	44,573
	China Galaxy Securities Co. Ltd. Class H	50,026,375	44,532
	Anhui Conch Cement Co. Ltd. Class H	15,111,135	43,895
*	Midea Group Co. Ltd.	4,640,317	43,603
	BYD Electronic International Co. Ltd.	10,047,529	43,058
	CMOC Group Ltd. Class H	51,167,171	42,354
	Zijin Mining Group Co. Ltd. Class A	17,583,944	41,246
	Sinopharm Group Co. Ltd. Class H	16,264,625	40,520
[1]	Haidilao International Holding Ltd.	19,779,000	39,893
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,057,624	39,625
[1]	China Feihe Ltd.	52,227,000	39,418
*	Kingdee International Software Group Co. Ltd.	37,517,284	39,275
[1]	Giant Biogene Holding Co. Ltd.	5,740,000	38,931
*	Zai Lab Ltd.	12,649,120	38,569
*	Alibaba Health Information Technology Ltd.	75,932,112	38,400
	China Longyuan Power Group Corp. Ltd. Class H	43,142,493	38,363
	Weichai Power Co. Ltd. Class H	24,679,294	37,292
	Hygon Information Technology Co. Ltd. Class A	2,039,827	36,788
[1]	China International Capital Corp. Ltd. Class H	20,307,940	36,703
	Luxshare Precision Industry Co. Ltd. Class A	6,210,042	36,588
	Kingsoft Corp. Ltd.	10,609,878	36,564
	Foxconn Industrial Internet Co. Ltd. Class A	10,709,520	35,919
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,469,179	35,877
	Tingyi Cayman Islands Holding Corp.	24,260,000	35,393
	Shanghai Pudong Development Bank Co. Ltd. Class A	24,981,711	34,613
*,1	Zhejiang Leapmotor Technology Co. Ltd.	8,731,400	34,468
	Bank of Communications Co. Ltd. Class A	34,353,139	34,353
	Tongcheng Travel Holdings Ltd.	15,123,600	34,216
	China Shenhua Energy Co. Ltd. Class A	6,068,136	34,154
	Zhaojin Mining Industry Co. Ltd. Class H	19,453,167	34,090
	China Coal Energy Co. Ltd. Class H	27,266,653	34,015
	China State Construction International Holdings Ltd.	23,070,728	33,862
	Aluminum Corp. of China Ltd. Class H	52,903,237	33,707
	CRRC Corp. Ltd. Class H	52,056,000	33,694
	CITIC Securities Co. Ltd. Class A	8,451,206	33,348
	China Gas Holdings Ltd.	38,129,693	32,744
	China Taiping Insurance Holdings Co. Ltd.	18,926,800	32,600
	New China Life Insurance Co. Ltd. Class H	9,465,812	31,945
	China Minsheng Banking Corp. Ltd. Class H	85,769,594	31,856
	China Petroleum & Chemical Corp. Class A	36,306,101	31,548
[1]	China Resources Mixc Lifestyle Services Ltd.	7,637,000	31,506
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,287,675	30,804
[1]	Smoore International Holdings Ltd.	23,222,000	30,317
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,062,640	30,022
	China State Construction Engineering Corp. Ltd. Class A	35,276,742	29,879
*	Muyuan Foods Co. Ltd. Class A	4,773,585	29,293
[1]	Hansoh Pharmaceutical Group Co. Ltd.	12,451,000	29,030
	Shaanxi Coal Industry Co. Ltd. Class A	8,349,305	28,973
	Huaneng Power International Inc. Class H	53,974,822	28,920
	Xinyi Solar Holdings Ltd.	55,722,000	28,578
[1]	Huatai Securities Co. Ltd. Class H	16,818,408	28,468
	China Railway Group Ltd. Class H	56,883,604	28,386
	China Pacific Insurance Group Co. Ltd. Class A	5,480,924	28,363
	Wanhua Chemical Group Co. Ltd. Class A	2,671,161	28,279
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,319,479	28,088
*,2	China Vanke Co. Ltd. Class H	28,888,700	27,504
*,2	Sunac China Holdings Ltd.	78,075,000	27,304
*	GDS Holdings Ltd. Class A	10,108,044	27,261

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	WuXi AppTec Co. Ltd. Class H	4,086,619	27,177
	China Merchants Port Holdings Co. Ltd.	16,312,671	26,826
	Bank of China Ltd. Class A	39,574,997	26,820
	Jiangxi Copper Co. Ltd. Class H	15,870,722	26,696
	SF Holding Co. Ltd. Class A	4,168,922	26,217
	Ping An Bank Co. Ltd. Class A	16,263,546	26,045
	Bosideng International Holdings Ltd.	46,439,764	26,041
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,211,415	25,927
	NARI Technology Co. Ltd. Class A	7,061,269	25,802
	NAURA Technology Group Co. Ltd. Class A	467,353	25,727
	Yum China Holdings Inc. (XHKG)	579,219	25,549
[1]	Yadea Group Holdings Ltd.	14,714,000	25,415
*	China Ruyi Holdings Ltd.	103,274,709	25,359
*	Genscript Biotech Corp.	16,530,320	25,284
	PetroChina Co. Ltd. Class A	21,726,269	24,707
	China Power International Development Ltd.	57,242,063	24,574
	CRRC Corp. Ltd. Class A	20,983,089	24,524
	China National Building Material Co. Ltd. Class H	57,399,473	24,420
	Anhui Gujing Distillery Co. Ltd. Class B	1,589,410	24,335
	ZTE Corp. Class H	9,763,039	24,299
	Guangdong Investment Ltd.	38,108,021	24,259
	Chinasoft International Ltd.	32,945,155	24,096
	Luzhou Laojiao Co. Ltd. Class A	1,247,460	23,785
	Hengan International Group Co. Ltd.	8,027,026	23,703
	Sinotruk Hong Kong Ltd.	8,702,967	23,490
	China Oilfield Services Ltd. Class H	25,060,880	23,449
	Kingboard Holdings Ltd.	9,546,608	23,117
*	Cambricon Technologies Corp. Ltd. Class A	362,111	23,061
	China Everbright Environment Group Ltd.	47,338,203	22,924
[2]	MINISO Group Holding Ltd.	4,516,312	22,633
	Haier Smart Home Co. Ltd. Class A	5,382,707	22,121
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,599,818	22,007
*	Seres Group Co. Ltd. Class A	1,337,548	21,918
	Gree Electric Appliances Inc. of Zhuhai Class A	3,515,620	21,509
[1]	Hua Hong Semiconductor Ltd.	7,511,606	21,009
[2]	China Cinda Asset Management Co. Ltd. Class H	108,427,276	20,918
	Haitian International Holdings Ltd.	7,539,180	20,853
	China National Nuclear Power Co. Ltd. Class A	14,693,579	20,761
	Guotai Junan Securities Co. Ltd. Class A	7,724,467	20,598
	Greentown China Holdings Ltd.	15,544,719	20,590
	Country Garden Services Holdings Co. Ltd.	26,989,827	20,337
	China CSSC Holdings Ltd. Class A	3,917,393	20,225
	Bank of Ningbo Co. Ltd. Class A	5,598,581	20,129
	Beijing Enterprises Holdings Ltd.	6,125,767	20,070
	Autohome Inc. ADR	701,995	19,726
	Bank of Jiangsu Co. Ltd. Class A	15,779,597	19,555
	China CITIC Bank Corp. Ltd. Class A	21,204,961	19,486
	China Everbright Bank Co. Ltd. Class A	39,556,794	19,190
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	25,083,542	19,142
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,511,844	18,987
	GF Securities Co. Ltd. Class H	13,317,200	18,919
	Fuyao Glass Industry Group Co. Ltd. Class A	2,363,529	18,911
*,1	China Literature Ltd.	5,212,364	18,820
	Sany Heavy Industry Co. Ltd. Class A	7,261,790	18,642
*,1	Tuhu Car Inc. Class A	7,028,200	18,434
	LONGi Green Energy Technology Co. Ltd. Class A	6,568,562	18,243
	Shenzhen Inovance Technology Co. Ltd. Class A	2,332,828	18,214
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,990,261	18,175
	Atour Lifestyle Holdings Ltd. ADR	691,105	18,107
*,1	China CITIC Financial Asset Management Co. Ltd. Class H	210,367,000	18,063
	WuXi AppTec Co. Ltd. Class A	2,463,162	18,019
	BOE Technology Group Co. Ltd. Class A	27,355,654	17,955
[1]	3SBio Inc.	23,618,586	17,716
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,453,726	17,703
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,768,693	17,622
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	529,671	17,477
	Huatai Securities Co. Ltd. Class A	6,979,701	17,296
	AviChina Industry & Technology Co. Ltd. Class H	32,024,476	17,201
	China Communications Services Corp. Ltd. Class H	31,574,821	16,964
	Jiangsu Expressway Co. Ltd. Class H	16,852,976	16,959

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	TravelSky Technology Ltd. Class H	12,042,867	16,879
	Yuexiu Property Co. Ltd.	20,312,431	16,804
	C&D International Investment Group Ltd.	8,861,966	16,769
	Zhongji Innolight Co. Ltd. Class A	846,292	16,722
	Tongwei Co. Ltd. Class A	3,853,485	16,707
*	Minth Group Ltd.	9,137,006	16,698
	China Conch Venture Holdings Ltd.	17,887,518	16,569
	Far East Horizon Ltd.	23,610,130	16,558
	China United Network Communications Ltd. Class A	23,592,914	16,546
	Aier Eye Hospital Group Co. Ltd. Class A	8,071,418	16,421
	Shandong Gold Mining Co. Ltd. Class A	4,460,180	16,413
	RLX Technology Inc. ADR	10,110,889	16,380
	Chongqing Rural Commercial Bank Co. Ltd. Class H	29,931,539	16,233
	China Tourism Group Duty Free Corp. Ltd. Class A	1,700,710	16,225
	Shenwan Hongyuan Group Co. Ltd. Class A	21,596,762	16,156
	Will Semiconductor Co. Ltd. Shanghai Class A	1,066,420	16,042
	China Medical System Holdings Ltd.	15,917,584	15,922
*,1,2	Ascentage Pharma Group International	2,856,500	15,870
	Dongyue Group Ltd.	19,185,339	15,637
	ZTE Corp. Class A	3,682,945	15,631
[1,2]	CSC Financial Co. Ltd. Class H	13,022,500	15,530
	COSCO SHIPPING Holdings Co. Ltd. Class A	7,550,638	15,467
[2]	Guangzhou Automobile Group Co. Ltd. Class H	43,984,820	15,418
	Fosun International Ltd.	27,140,625	15,409
	Shanghai Baosight Software Co. Ltd. Class B	10,173,197	15,398
	Shenzhen International Holdings Ltd.	18,042,978	15,318
	Wens Foodstuff Group Co. Ltd. Class A	5,848,342	15,315
[1]	China Resources Pharmaceutical Group Ltd.	21,501,626	15,209
	Beijing Enterprises Water Group Ltd.	50,964,691	15,174
*	iQIYI Inc. ADR	5,813,891	15,174
	Poly Developments & Holdings Group Co. Ltd. Class A	9,937,022	15,110
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,320,370	14,929
	Advanced Micro-Fabrication Equipment Inc. China Class A	552,170	14,915
	China Minsheng Banking Corp. Ltd. Class A	28,013,490	14,885
	China Three Gorges Renewables Group Co. Ltd. Class A	21,913,436	14,649
	Hisense Home Appliances Group Co. Ltd. Class H	4,612,000	14,612
[1]	Ganfeng Lithium Group Co. Ltd. Class H	5,310,040	14,567
	Beijing Kingsoft Office Software Inc. Class A	402,035	14,535
	AECC Aviation Power Co. Ltd. Class A	2,397,963	14,416
	Postal Savings Bank of China Co. Ltd. Class A	19,661,600	14,411
	Uni-President China Holdings Ltd.	15,348,000	14,365
	CSC Financial Co. Ltd. Class A	4,018,545	14,364
	Baoshan Iron & Steel Co. Ltd. Class A	15,637,578	14,351
	Bank of Beijing Co. Ltd. Class A	17,986,135	14,296
*	China Gold International Resources Corp. Ltd.	3,055,000	14,259
[2]	JinkoSolar Holding Co. Ltd. ADR	533,530	14,171
[1,2]	China Merchants Securities Co. Ltd. Class H	8,279,456	14,081
	China Railway Group Ltd. Class A	15,585,353	14,048
	Lens Technology Co. Ltd. Class A	4,433,754	13,997
	SDIC Power Holdings Co. Ltd. Class A	6,525,655	13,954
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,332,609	13,944
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,449,932	13,911
	Zhejiang Expressway Co. Ltd. Class H	20,933,877	13,869
*,1	Keymed Biosciences Inc.	2,573,500	13,722
	China Merchants Securities Co. Ltd. Class A	5,065,574	13,705
	Daqin Railway Co. Ltd. Class A	14,913,280	13,654
	GF Securities Co. Ltd. Class A	5,983,041	13,619
[1,2]	Jinxin Fertility Group Ltd.	30,634,500	13,590
	China Jinmao Holdings Group Ltd.	87,271,771	13,548
	Shenzhen Transsion Holdings Co. Ltd. Class A	996,136	13,344
	Anhui Conch Cement Co. Ltd. Class A	3,548,064	13,343
	Bank of Shanghai Co. Ltd. Class A	12,200,494	13,301
	Orient Securities Co. Ltd. Class A	8,982,171	13,297
*,1	Cloud Music Inc.	830,400	13,289
	Hithink RoyalFlush Information Network Co. Ltd. Class A	460,787	13,289
	Huaxia Bank Co. Ltd. Class A	13,365,131	13,283
	Sungrow Power Supply Co. Ltd. Class A	1,041,928	13,280
	Bank of Nanjing Co. Ltd. Class A	9,165,374	13,215
	Sinopec Engineering Group Co. Ltd. Class H	18,939,564	13,151
	China Everbright Bank Co. Ltd. Class H	38,881,956	13,143

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Iflytek Co. Ltd. Class A	2,021,349	13,020
	China Overseas Property Holdings Ltd.	16,917,311	13,007
	Focus Media Information Technology Co. Ltd. Class A	12,824,148	13,000
	SAIC Motor Corp. Ltd. Class A	7,146,178	12,929
	Hello Group Inc. Class A ADR	1,821,819	12,880
[1]	Shandong Gold Mining Co. Ltd. Class H	6,497,200	12,872
*,2	Daqo New Energy Corp. ADR	568,723	12,842
	Zhongsheng Group Holdings Ltd.	8,342,406	12,829
*	Air China Ltd. Class H	22,419,808	12,618
[2]	Flat Glass Group Co. Ltd. Class H	6,160,000	12,553
[1,2]	Meitu Inc.	36,566,436	12,425
	China Nonferrous Mining Corp. Ltd.	17,272,000	12,247
	Eve Energy Co. Ltd. Class A	1,789,492	12,216
	TCL Technology Group Corp. Class A	16,276,894	12,131
*	JOYY Inc. ADR	356,022	12,123
[1]	Topsports International Holdings Ltd.	36,364,000	12,116
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,792,167	12,085
	New China Life Insurance Co. Ltd. Class A	1,790,000	12,080
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,589,990	12,063
	Brilliance China Automotive Holdings Ltd.	37,314,000	12,045
	Chongqing Changan Automobile Co. Ltd. Class A	6,444,202	11,995
	Kuang-Chi Technologies Co. Ltd. Class A	2,009,604	11,973
*	Shanghai Electric Group Co. Ltd. Class A	9,353,430	11,855
	Kingboard Laminates Holdings Ltd.	13,485,299	11,718
	Weichai Power Co. Ltd. Class A	6,181,911	11,606
	Yunnan Baiyao Group Co. Ltd. Class A	1,440,357	11,569
*	China Southern Airlines Co. Ltd. Class H	26,451,638	11,562
	XCMG Construction Machinery Co. Ltd. Class A	10,455,015	11,400
	Power Construction Corp. of China Ltd. Class A	14,630,710	11,329
	Sinotrans Ltd. Class H	25,315,836	11,311
	Xtep International Holdings Ltd.	15,246,291	11,307
*,2	Shanghai Electric Group Co. Ltd. Class H	35,023,315	11,292
	Rongsheng Petrochemical Co. Ltd. Class A	8,480,548	11,240
	China Galaxy Securities Co. Ltd. Class A	5,483,395	11,226
*	Alibaba Pictures Group Ltd.	179,299,250	11,170
*,1	Ping An Healthcare & Technology Co. Ltd.	7,445,195	11,039
	Fufeng Group Ltd.	19,391,495	10,955
	FinVolution Group ADR	1,802,418	10,923
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,885,929	10,854
	Shanghai International Airport Co. Ltd. Class A	2,196,168	10,795
[1]	China Railway Signal & Communication Corp. Ltd. Class H	26,143,798	10,776
	Aluminum Corp. of China Ltd. Class A	10,051,919	10,766
	GD Power Development Co. Ltd. Class A	15,765,431	10,725
	Yihai International Holding Ltd.	5,992,648	10,679
	Chongqing Changan Automobile Co. Ltd. Class B	23,438,431	10,556
	China Reinsurance Group Corp. Class H	88,176,940	10,504
	Huadian Power International Corp. Ltd. Class H	21,115,909	10,492
*,1,2	East Buy Holding Ltd.	5,466,000	10,435
	China Energy Engineering Corp. Ltd. Class A	31,498,656	10,362
[1,2]	Guotai Junan Securities Co. Ltd. Class H	7,055,136	10,336
	Sichuan Changhong Electric Co. Ltd. Class A	4,446,538	10,290
*,2	Seazen Group Ltd.	34,060,101	10,288
	China Construction Bank Corp. Class A	9,183,710	10,243
	Bank of Hangzhou Co. Ltd. Class A	5,237,639	10,207
	Eoptolink Technology Inc. Ltd. Class A	561,360	10,177
	China Suntien Green Energy Corp. Ltd. Class H	22,248,823	10,122
*,1	Hygeia Healthcare Holdings Co. Ltd.	4,472,684	10,114
	Yankuang Energy Group Co. Ltd. Class A	4,654,387	10,091
	Tianli International Holdings Ltd.	16,626,741	10,087
	Haitong Securities Co. Ltd. Class A	6,081,029	10,076
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,873,785	10,056
*	China Vanke Co. Ltd. Class A	7,657,267	10,012
	Grand Pharmaceutical Group Ltd.	17,046,710	9,991
	Everbright Securities Co. Ltd. Class A	4,097,820	9,980
	GoerTek Inc. Class A	3,019,232	9,912
	Sichuan Chuantou Energy Co. Ltd. Class A	4,211,076	9,909
*,2	Microport Scientific Corp.	11,900,343	9,857
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,728,804	9,809
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,989,812	9,784
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	439,800	9,765

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Lao Feng Xiang Co. Ltd. Class B	2,766,545	9,739
	Greentown Service Group Co. Ltd.	18,477,032	9,709
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,939,815	9,705
*	China Traditional Chinese Medicine Holdings Co. Ltd.	31,636,802	9,686
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,184,940	9,588
	Montage Technology Co. Ltd. Class A	995,811	9,565
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,379,200	9,418
	Yangzijiang Financial Holding Ltd.	30,764,498	9,299
	TBEA Co. Ltd. Class A	4,648,575	9,234
*,2	Canadian Solar Inc.	647,446	9,220
*,2	EHang Holdings Ltd. ADR	539,778	9,192
	Gushengtang Holdings Ltd.	1,955,300	9,189
*	ANE Cayman Inc.	8,481,500	9,115
	Founder Securities Co. Ltd. Class A	7,445,703	9,055
*	Nine Dragons Paper Holdings Ltd.	20,703,910	9,017
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,725,008	9,008
	Guangdong Haid Group Co. Ltd. Class A	1,455,526	8,979
	Ningbo Tuopu Group Co. Ltd. Class A	1,455,036	8,843
	SSY Group Ltd.	18,211,775	8,841
*,1	Luye Pharma Group Ltd.	24,591,956	8,833
	Dongfeng Motor Group Co. Ltd. Class H	28,469,430	8,778
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,454,000	8,765
	JCET Group Co. Ltd. Class A	1,569,295	8,754
	Sanan Optoelectronics Co. Ltd. Class A	4,504,042	8,682
	COSCO SHIPPING Ports Ltd.	15,107,359	8,639
	Zhejiang NHU Co. Ltd. Class A	2,704,486	8,620
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	8,551
	360 Security Technology Inc. Class A	6,283,095	8,539
	Metallurgical Corp. of China Ltd. Class H	39,658,885	8,516
	Weibo Corp. ADR	937,857	8,488
	Shanghai Industrial Holdings Ltd.	5,558,289	8,478
	Suzhou TFC Optical Communication Co. Ltd. Class A	474,892	8,470
	Jinko Solar Co. Ltd. Class A	6,354,723	8,470
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,231,865	8,466
	Zhongjin Gold Corp. Ltd. Class A	4,257,183	8,459
	Anhui Gujing Distillery Co. Ltd. Class A	318,781	8,458
*,1	InnoCare Pharma Ltd.	9,908,000	8,429
	CMOC Group Ltd. Class A	7,889,923	8,376
*,1,3	New Horizon Health Ltd.	4,595,000	8,358
	Shougang Fushan Resources Group Ltd.	23,094,000	8,353
	IEIT Systems Co. Ltd. Class A	1,274,150	8,330
	China Water Affairs Group Ltd.	13,646,149	8,316
	Hangzhou Tigermed Consulting Co. Ltd. Class A	936,149	8,283
*	Beijing Capital International Airport Co. Ltd. Class H	22,562,447	8,201
	China Education Group Holdings Ltd.	13,089,724	8,169
	Datang International Power Generation Co. Ltd. Class H	41,806,046	8,159
	Satellite Chemical Co. Ltd. Class A	3,046,562	8,097
	Shenzhen Expressway Corp. Ltd. Class H	8,825,170	8,009
	China International Marine Containers Group Co. Ltd. Class H	10,151,866	7,994
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,751,000	7,988
[1]	BAIC Motor Corp. Ltd. Class H	28,905,593	7,983
	Isoftstone Information Technology Group Co. Ltd. Class A	834,600	7,939
	Goldwind Science & Technology Co. Ltd. Class H	9,339,890	7,934
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,728,363	7,916
	Lingyi iTech Guangdong Co. Class A	6,279,000	7,914
*	Air China Ltd. Class A	7,658,275	7,899
	COSCO SHIPPING Development Co. Ltd. Class H	58,895,927	7,875
	Shanghai International Port Group Co. Ltd. Class A	9,402,334	7,875
	JA Solar Technology Co. Ltd. Class A	2,859,620	7,781
	China Zheshang Bank Co. Ltd. Class H	27,744,000	7,706
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,058,139	7,697
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	7,692
	Poly Property Services Co. Ltd. Class H	1,851,400	7,689
	Guosen Securities Co. Ltd. Class A	4,692,062	7,609
[2]	Onewo Inc. Class H	2,544,100	7,508
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,404,699	7,500
	China Coal Energy Co. Ltd. Class A	4,116,462	7,496
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	7,457
	Great Wall Motor Co. Ltd. Class A	2,024,700	7,455
*	GigaDevice Semiconductor Inc. Class A	588,779	7,430

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sun Art Retail Group Ltd.	25,219,500	7,423
	Tsingtao Brewery Co. Ltd. Class A	784,913	7,398
	Huizhou Desay Sv Automotive Co. Ltd. Class A	432,300	7,390
	BOE Technology Group Co. Ltd. Class B	19,019,441	7,336
	National Silicon Industry Group Co. Ltd. Class A	2,329,456	7,334
	Industrial Securities Co. Ltd. Class A	7,975,451	7,321
	China Resources Building Materials Technology Holdings Ltd.	28,271,076	7,311
	Huaneng Lancang River Hydropower Inc. Class A	5,335,500	7,308
*	OFILM Group Co. Ltd. Class A	2,951,125	7,297
	Anhui Expressway Co. Ltd. Class H	6,510,097	7,254
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,143,203	7,240
*	China Southern Airlines Co. Ltd. Class A	8,348,811	7,237
	Sany Heavy Equipment International Holdings Co. Ltd.	10,998,954	7,214
[1]	Simcere Pharmaceutical Group Ltd.	7,963,000	7,185
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,770,831	7,159
*,2	China Eastern Airlines Corp. Ltd. Class H	24,709,558	7,157
	Huadong Medicine Co. Ltd. Class A	1,532,947	7,119
	Tianqi Lithium Corp. Class A	1,412,040	7,109
	China Everbright Ltd.	10,916,100	7,102
	Wingtech Technology Co. Ltd. Class A	1,159,831	7,096
*	DingDong Cayman Ltd. ADR	1,758,766	7,035
*	Hainan Airlines Holding Co. Ltd. Class A	36,158,000	7,029
*	XD Inc.	2,613,800	7,017
[1,2]	Pharmaron Beijing Co. Ltd. Class H	3,609,523	6,982
	Zhejiang Juhua Co. Ltd. Class A	2,369,602	6,971
[2]	China Risun Group Ltd.	16,447,000	6,935
	China Energy Engineering Corp. Ltd. Class H	51,412,211	6,935
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,853,488	6,929
*,1	Evergrande Property Services Group Ltd.	66,889,500	6,924
*	Tianfeng Securities Co. Ltd. Class A	7,646,660	6,923
	Zhejiang Dahua Technology Co. Ltd. Class A	2,999,613	6,919
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	737,171	6,909
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	44,650,131	6,891
	China Tobacco International HK Co. Ltd.	2,126,000	6,882
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,041,144	6,864
	Beijing Tong Ren Tang Co. Ltd. Class A	1,227,694	6,835
	Ningbo Deye Technology Co. Ltd. Class A	512,883	6,828
	Sieyuan Electric Co. Ltd. Class A	633,940	6,808
*,1	Legend Holdings Corp. Class H	6,933,114	6,802
*	Hytera Communications Corp. Ltd. Class A	1,706,265	6,802
	China Merchants Energy Shipping Co. Ltd. Class A	7,198,203	6,800
	Beijing New Building Materials plc Class A	1,548,397	6,789
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,541,600	6,788
	Yutong Bus Co. Ltd. Class A	1,983,214	6,754
	Huaneng Power International Inc. Class A	6,612,791	6,747
*,2	Xinte Energy Co. Ltd. Class H	4,854,400	6,742
*	China Eastern Airlines Corp. Ltd. Class A	12,460,826	6,728
	Sinopec Kantons Holdings Ltd.	12,196,075	6,717
*,2,3	Country Garden Holdings Co. Ltd.	178,865,995	6,695
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,083,177	6,695
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,215,905	6,686
*	Loongson Technology Corp. Ltd. Class A	343,897	6,656
	ENN Natural Gas Co. Ltd. Class A	2,576,100	6,645
*	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	6,640
[2]	Tianneng Power International Ltd.	8,150,156	6,622
	Trina Solar Co. Ltd. Class A	1,877,546	6,613
	CIMC Enric Holdings Ltd.	7,835,019	6,612
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,008,343	6,611
*	COFCO Joycome Foods Ltd.	33,375,000	6,604
	Consun Pharmaceutical Group Ltd.	6,184,000	6,590
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	6,577
	Bank of Chongqing Co. Ltd. Class H	8,983,566	6,529
	Ganfeng Lithium Group Co. Ltd. Class A	1,357,940	6,482
	Towngas Smart Energy Co. Ltd.	15,705,000	6,463
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,915,527	6,457
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	6,456
	Hundsun Technologies Inc. Class A	1,708,039	6,424
*	DPC Dash Ltd.	784,000	6,392
	Yunnan Aluminium Co. Ltd. Class A	3,165,052	6,313
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	19,817,600	6,312

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Lufax Holding Ltd. ADR	2,341,388	6,275
	Spring Airlines Co. Ltd. Class A	811,136	6,274
	Shanjin International Gold Co. Ltd. Class A	2,485,333	6,263
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,044,514	6,263
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,940,063	6,252
	Fu Shou Yuan International Group Ltd.	12,283,913	6,238
[1,2]	ZJLD Group Inc.	6,602,000	6,236
*,1,2	Weimob Inc.	29,995,000	6,227
	Shengyi Technology Co. Ltd. Class A	2,154,356	6,205
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	6,198
[1]	Blue Moon Group Holdings Ltd.	15,947,000	6,194
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,970,999	6,178
	Guanghui Energy Co. Ltd. Class A	5,754,715	6,177
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,457,000	6,163
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,699,413	6,129
	TCL Electronics Holdings Ltd.	8,625,329	6,122
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,597,825	6,121
	Imeik Technology Development Co. Ltd. Class A	203,784	6,089
*	Lifetech Scientific Corp.	28,197,059	6,057
	China Lesso Group Holdings Ltd.	12,106,317	6,031
	China BlueChemical Ltd. Class H	23,196,568	6,029
	Pharmaron Beijing Co. Ltd. Class A	1,466,108	6,022
	Hisense Home Appliances Group Co. Ltd. Class A	1,525,351	6,011
	Kunlun Tech Co. Ltd. Class A	1,050,087	5,983
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,113,422	5,975
*,1	Bairong Inc. Class B	4,684,000	5,943
	Huayu Automotive Systems Co. Ltd. Class A	2,798,393	5,937
	Mango Excellent Media Co. Ltd. Class A	1,683,529	5,935
	Skyworth Group Ltd.	14,837,212	5,902
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,302,712	5,881
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	5,860
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,337,670	5,817
	LB Group Co. Ltd. Class A	2,194,367	5,814
	YTO Express Group Co. Ltd. Class A	2,519,806	5,814
	Tong Ren Tang Technologies Co. Ltd. Class H	8,853,132	5,798
*	Hopson Development Holdings Ltd.	12,935,093	5,794
	Dongfang Electric Corp. Ltd. Class H	4,406,613	5,783
*,2	Gaotu Techedu Inc. ADR	1,870,171	5,760
	Sailun Group Co. Ltd. Class A	2,823,475	5,749
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,965,865	5,748
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,101,297	5,721
*	New Hope Liuhe Co. Ltd. Class A	4,148,445	5,718
	Livzon Pharmaceutical Group Inc. Class H	1,697,253	5,715
[1]	Orient Securities Co. Ltd. Class H	8,567,600	5,711
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,023,764	5,709
	China Overseas Grand Oceans Group Ltd.	21,612,142	5,694
	China Jushi Co. Ltd. Class A	3,577,658	5,685
	Lee & Man Paper Manufacturing Ltd.	18,361,000	5,665
	Metallurgical Corp. of China Ltd. Class A	12,024,443	5,646
	Dongfang Electric Corp. Ltd. Class A	2,546,011	5,643
	Digital China Holdings Ltd.	15,709,894	5,620
	Yunnan Yuntianhua Co. Ltd. Class A	1,724,230	5,580
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,387,496	5,579
	Changchun High-Tech Industry Group Co. Ltd. Class A	380,418	5,576
	Maxscend Microelectronics Co. Ltd. Class A	415,297	5,567
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	5,554
	CSG Holding Co. Ltd. Class B	17,434,095	5,543
[1]	Genertec Universal Medical Group Co. Ltd.	8,822,668	5,528
	China Resources Microelectronics Ltd. Class A	781,351	5,528
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,957,009	5,527
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	5,505
	Yealink Network Technology Corp. Ltd. Class A	1,005,146	5,504
	Poly Property Group Co. Ltd.	25,405,038	5,482
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,810,721	5,479
[3]	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,232,723	5,473
*	Zhongyu Energy Holdings Ltd.	9,535,000	5,464
	Hengtong Optic-electric Co. Ltd. Class A	2,227,565	5,425
*	Vnet Group Inc. ADR	1,653,635	5,424
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,660,512	5,407
	Changjiang Securities Co. Ltd. Class A	5,439,510	5,403

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	PAX Global Technology Ltd.	8,152,436	5,401
	SG Micro Corp. Class A	429,963	5,385
	JNBY Design Ltd.	2,813,500	5,384
	Hengli Petrochemical Co. Ltd. Class A	2,780,450	5,370
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,271,600	5,364
	Shenergy Co. Ltd. Class A	4,420,059	5,359
	Western Mining Co. Ltd. Class A	2,163,200	5,347
	People's Insurance Co. Group of China Ltd. Class A	5,341,199	5,339
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,355,729	5,325
	Huagong Tech Co. Ltd. Class A	963,300	5,314
	SooChow Securities Co. Ltd. Class A	4,633,019	5,300
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,170,400	5,284
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	5,243
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,344,100	5,237
[1,2]	Jiumaojiu International Holdings Ltd.	12,076,000	5,214
	NetDragon Websoft Holdings Ltd.	3,987,638	5,195
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	5,187
	Wuhan Guide Infrared Co. Ltd. Class A	4,156,044	5,177
	Shanghai Belling Co. Ltd. Class A	718,144	5,175
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	5,137
	China XD Electric Co. Ltd. Class A	4,414,107	5,124
*,1	Maoyan Entertainment	5,109,600	5,118
	Beijing Jingneng Clean Energy Co. Ltd. Class H	20,915,531	5,102
	Beijing Roborock Technology Co. Ltd. Class A	153,658	5,095
	China Oriental Group Co. Ltd.	31,917,736	5,093
	Lonking Holdings Ltd.	26,451,868	5,092
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	5,081
*,1	China Bohai Bank Co. Ltd. Class H	39,678,990	5,052
	Gotion High-tech Co. Ltd. Class A	1,580,969	5,051
	Canvest Environmental Protection Group Co. Ltd.	9,010,840	5,027
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,997,100	5,014
	Eastroc Beverage Group Co. Ltd. Class A	168,286	5,013
*	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	5,000
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,436,402	4,992
	Huadian Power International Corp. Ltd. Class A	6,148,440	4,985
*	Ninestar Corp. Class A	1,256,227	4,969
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	4,960
*	Yonghui Superstores Co. Ltd. Class A	7,655,535	4,956
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	4,484,500	4,955
	Shoucheng Holdings Ltd.	36,919,211	4,928
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,406,245	4,898
	Ming Yuan Cloud Group Holdings Ltd.	14,097,000	4,892
	China Shineway Pharmaceutical Group Ltd.	4,122,885	4,887
*	Yanlord Land Group Ltd.	9,249,260	4,875
[1]	Angelalign Technology Inc.	619,993	4,871
*,1	CanSino Biologics Inc. Class H	1,337,400	4,861
	Sihuan Pharmaceutical Holdings Group Ltd.	51,674,595	4,843
	Guoyuan Securities Co. Ltd. Class A	4,065,099	4,840
	Weifu High-Technology Group Co. Ltd. Class B	2,927,355	4,812
[1]	Sunac Services Holdings Ltd.	19,405,903	4,810
	Goneo Group Co. Ltd. Class A	467,581	4,791
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,735
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	4,729
	Caitong Securities Co. Ltd. Class A	4,066,065	4,726
	GalaxyCore Inc. Class A	2,176,120	4,712
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	4,711
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,079,436	4,693
	Hwatsing Technology Co. Ltd. Class A	172,555	4,667
*	Fenbi Ltd.	13,979,500	4,663
*	Yonyou Network Technology Co. Ltd. Class A	2,909,726	4,647
	COFCO Capital Holdings Co. Ltd. Class A	1,524,857	4,634
*	China National Software & Service Co. Ltd. Class A	725,358	4,630
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	4,626
	Guangdong Provincial Expressway Development Co. Ltd. Class B	5,002,336	4,612
	Hoshine Silicon Industry Co. Ltd. Class A	553,220	4,595
	Youngor Fashion Co. Ltd. Class A	4,346,180	4,593
	CNPC Capital Co. Ltd. Class A	3,693,491	4,591
	Concord New Energy Group Ltd.	67,264,071	4,590
	GEM Co. Ltd. Class A	4,665,240	4,574
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,528

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	4,518
	Jiangxi Copper Co. Ltd. Class A	1,481,707	4,514
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,695,078	4,512
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	948,300	4,488
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,356,700	4,487
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	4,486
	Zhejiang Longsheng Group Co. Ltd. Class A	3,166,450	4,478
	Western Securities Co. Ltd. Class A	3,891,419	4,478
*	Sohu.com Ltd. ADR	316,869	4,465
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	3,292,014	4,406
	First Capital Securities Co. Ltd. Class A	3,649,420	4,405
	RoboTechnik Intelligent Technology Co. Ltd. Class A	153,300	4,392
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,941,463	4,379
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	4,377
*	FIH Mobile Ltd.	37,926,000	4,370
	SUPCON Technology Co. Ltd. Class A	645,354	4,368
	Yuexiu Transport Infrastructure Ltd.	8,894,501	4,365
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,897,592	4,363
*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	2,602,997	4,352
	Unisplendour Corp. Ltd. Class A	1,185,223	4,351
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	4,344
	Hangzhou Great Star Industrial Co. Ltd. Class A	1,075,600	4,332
	Zangge Mining Co. Ltd. Class A	1,076,100	4,331
*,1	Remegen Co. Ltd. Class H	2,008,000	4,328
[1]	A-Living Smart City Services Co. Ltd.	10,685,913	4,316
	Nanjing Securities Co. Ltd. Class A	3,371,310	4,298
*	Kingsoft Cloud Holdings Ltd.	22,362,265	4,289
	Guangshen Railway Co. Ltd. Class H	15,435,093	4,287
	Dongxing Securities Co. Ltd. Class A	2,767,414	4,279
	CNGR Advanced Material Co. Ltd. Class A	793,240	4,278
*	CCOOP Group Co. Ltd. Class A	15,589,200	4,271
*	Wintime Energy Group Co. Ltd. Class A	21,641,900	4,270
	SDIC Capital Co. Ltd. Class A	3,825,428	4,265
	APT Medical Inc. Class A	81,531	4,261
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,398,802	4,248
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	159,811	4,246
	Shenzhen Goodix Technology Co. Ltd. Class A	336,903	4,245
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	4,241
	Accelink Technologies Co. Ltd. Class A	662,148	4,232
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	4,231
	CGN New Energy Holdings Co. Ltd.	14,244,000	4,210
	Piotech Inc. Class A	185,028	4,182
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	415,501	4,165
	China Resources Medical Holdings Co. Ltd.	8,342,289	4,161
	Yuexiu REIT	31,134,544	4,158
	Shui On Land Ltd.	45,422,500	4,154
	Huaxin Cement Co. Ltd. Class H	3,842,500	4,141
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	867,615	4,135
	West China Cement Ltd.	27,668,438	4,125
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	4,119
	Hualan Biological Engineering Inc. Class A	1,775,001	4,113
*,1	Haichang Ocean Park Holdings Ltd.	44,352,000	4,102
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	906,153	4,099
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	4,098
	Tianqi Lithium Corp. Class H	1,218,000	4,069
*,1,2	Alphamab Oncology	8,434,000	4,061
*	Talkweb Information System Co. Ltd. Class A	1,070,156	4,044
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	4,040
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,121,774	4,030
	Zhejiang Chint Electrics Co. Ltd. Class A	1,226,346	4,028
	Bank of Changsha Co. Ltd. Class A	3,355,488	4,022
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	4,018
	Avary Holding Shenzhen Co. Ltd. Class A	761,884	4,011
	Flat Glass Group Co. Ltd. Class A	991,700	4,010
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	4,005
	Western Superconducting Technologies Co. Ltd. Class A	564,445	3,997
	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	3,994
	Shandong Sun Paper Industry JSC Ltd. Class A	2,174,000	3,977
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,976
	Ecovacs Robotics Co. Ltd. Class A	540,487	3,963

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Minmetals Capital Co. Ltd. Class A	3,758,160	3,955
	Angel Yeast Co. Ltd. Class A	771,781	3,951
*	Newborn Town Inc.	8,107,729	3,940
	China Modern Dairy Holdings Ltd.	37,495,299	3,933
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,001,500	3,930
*	Angang Steel Co. Ltd. Class H	20,286,652	3,929
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	3,899
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	3,896
	Heilongjiang Agriculture Co. Ltd. Class A	1,784,305	3,886
	Hisense Visual Technology Co. Ltd. Class A	1,238,862	3,885
	Sinofert Holdings Ltd.	26,008,032	3,874
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	3,862
	Hubei Energy Group Co. Ltd. Class A	5,494,845	3,852
	AIMA Technology Group Co. Ltd. Class A	789,403	3,846
*	Quzhou Xin'an Development Co. Ltd. Class A	9,306,254	3,845
	Amlogic Shanghai Co. Ltd. Class A	392,642	3,838
	Jinduicheng Molybdenum Co. Ltd. Class A	2,536,040	3,824
[3]	Huafon Chemical Co. Ltd. Class A	3,413,201	3,823
	Chervon Holdings Ltd.	1,450,000	3,818
	Ingenic Semiconductor Co. Ltd. Class A	372,616	3,813
*	Pacific Securities Co. Ltd. Class A	6,069,255	3,812
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	3,800
	Xuji Electric Co. Ltd. Class A	889,400	3,796
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,135,948	3,789
*	Lifan Technology Group Co. Ltd. Class A	3,544,700	3,762
	Jiangsu Yoke Technology Co. Ltd. Class A	422,100	3,762
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	3,762
*	J-Yuan Trust Co. Ltd. Class A	8,019,300	3,757
	Southwest Securities Co. Ltd. Class A	5,559,687	3,757
*	Zhihu Inc. ADR	1,051,251	3,753
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,631,162	3,750
	Xiamen Tungsten Co. Ltd. Class A	1,369,559	3,742
	Bethel Automotive Safety Systems Co. Ltd. Class A	547,288	3,729
*,2	Adicon Holdings Ltd.	4,535,417	3,724
	Tiangong International Co. Ltd.	16,019,224	3,697
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	3,689
	China Zheshang Bank Co. Ltd. Class A	9,212,710	3,678
	Yunnan Energy New Material Co. Ltd. Class A	735,435	3,678
	DBG Technology Co. Ltd. Class A	709,280	3,676
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,412,947	3,673
	Xinjiang Daqo New Energy Co. Ltd. Class A	802,813	3,666
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,663
	China Baoan Group Co. Ltd. Class A	2,396,736	3,655
	First Tractor Co. Ltd. Class H	4,083,706	3,651
	Kingnet Network Co. Ltd. Class A	1,947,732	3,651
	Shenzhen Investment Ltd.	29,630,949	3,647
	Tongkun Group Co. Ltd. Class A	2,202,499	3,646
	Wasion Holdings Ltd.	4,818,000	3,645
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,271,677	3,635
*	Seazen Holdings Co. Ltd. Class A	1,767,273	3,620
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	3,617
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	3,611
	Meihua Holdings Group Co. Ltd. Class A	2,704,300	3,599
*	Vantone Neo Development Group Co. Ltd. Class A	1,751,010	3,577
	BOE Varitronix Ltd.	5,058,813	3,575
	Qingdao Sentury Tire Co. Ltd. Class A	923,600	3,575
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	3,564
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	3,563
	Sichuan Expressway Co. Ltd. Class H	8,745,276	3,557
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	3,552
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	3,541
	Sinolink Securities Co. Ltd. Class A	2,754,400	3,541
	Ginlong Technologies Co. Ltd. Class A	348,275	3,535
*	Hubei Dinglong Co. Ltd. Class A	930,908	3,533
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,634,729	3,527
	Sealand Securities Co. Ltd. Class A	5,005,395	3,521
	Wuchan Zhongda Group Co. Ltd. Class A	4,986,215	3,520
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,326,688	3,511
	Guobo Electronics Co. Ltd. Class A	461,927	3,510
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	3,498

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	3,498
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,462,669	3,497
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	3,494
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	3,491
*	Hainan Meilan International Airport Co. Ltd. Class H	2,912,000	3,487
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	504,900	3,476
	Hangzhou First Applied Material Co. Ltd. Class A	1,318,036	3,460
	Chongqing Brewery Co. Ltd. Class A	423,051	3,455
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	3,438
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,380,200	3,435
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,087,201	3,420
	CNOOC Energy Technology & Services Ltd. Class A	5,575,300	3,420
	Shanghai Baosight Software Co. Ltd. Class A	904,528	3,417
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	3,414
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	3,412
	Guolian Securities Co. Ltd. Class A	1,966,900	3,400
*	Yeahka Ltd.	2,395,200	3,399
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,396
	Liaoning Port Co. Ltd. Class A	15,634,408	3,387
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	3,379
*,1	Yidu Tech Inc.	7,330,400	3,376
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	3,375
	Eastern Air Logistics Co. Ltd. Class A	1,399,391	3,346
*	Q Technology Group Co. Ltd.	5,111,424	3,343
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	3,342
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,062,200	3,338
*	Shengyi Electronics Co. Ltd. Class A	682,303	3,334
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	3,331
	Livzon Pharmaceutical Group Inc. Class A	646,481	3,330
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	3,326
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	3,325
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	3,323
	Juneyao Airlines Co. Ltd. Class A	1,848,069	3,317
	Yunnan Copper Co. Ltd. Class A	1,806,500	3,317
	Yunnan Tin Co. Ltd. Class A	1,549,599	3,316
	Kangji Medical Holdings Ltd.	4,440,500	3,309
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	153,747	3,294
*	Biwin Storage Technology Co. Ltd. Class A	376,180	3,290
[1]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	3,289
	Xiamen Faratronic Co. Ltd. Class A	206,363	3,289
	Anjoy Foods Group Co. Ltd. Class A	272,798	3,286
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	3,284
*	Bohai Leasing Co. Ltd. Class A	7,007,000	3,282
[1]	AsiaInfo Technologies Ltd.	4,974,000	3,282
	Weihai Guangwei Composites Co. Ltd. Class A	666,477	3,276
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	3,273
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,448,132	3,273
	Chengdu Hi-tech Development Co. Ltd. Class A	324,800	3,267
	HLA Group Corp. Ltd. Class A	4,080,510	3,266
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	2,698,000	3,265
*,3	China Dili Group	38,445,940	3,264
	Shanxi Securities Co. Ltd. Class A	3,648,120	3,261
	Goldwind Science & Technology Co. Ltd. Class A	2,129,426	3,258
*	Canaan Inc. ADR	2,802,867	3,251
[1]	AK Medical Holdings Ltd.	5,285,000	3,249
	Cathay Biotech Inc. Class A	490,452	3,249
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	3,247
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	3,239
	Guangzhou Haige Communications Group Inc. Co. Class A	2,036,847	3,239
	AVICOPTER plc Class A	547,502	3,233
	China Foods Ltd.	10,039,153	3,225
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	3,223
	Sunresin New Materials Co. Ltd. Class A	468,748	3,221
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,425,020	3,217
	Shenzhen Longsys Electronics Co. Ltd. Class A	260,900	3,214
	Ningbo Zhoushan Port Co. Ltd. Class A	6,137,963	3,211
	Beijing Enlight Media Co. Ltd. Class A	2,579,403	3,210
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	3,191
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	3,174
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	3,173

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	3,156
	Beijing Shougang Co. Ltd. Class A	6,816,561	3,143
	People.cn Co. Ltd. Class A	980,094	3,140
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	3,138
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	3,137
	Zhejiang Supor Co. Ltd. Class A	425,319	3,128
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,128
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,805,151	3,127
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,362,567	3,125
	Sinoma International Engineering Co. Class A	2,143,272	3,111
	ACM Research Shanghai Inc. Class A	207,189	3,106
	Haohua Chemical Science & Technology Co. Ltd. Class A	685,070	3,104
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	3,098
*	NavInfo Co. Ltd. Class A	2,159,087	3,098
	Empyrean Technology Co. Ltd. Class A	219,800	3,087
*	Agile Group Holdings Ltd.	25,851,226	3,084
	Shanghai Electric Power Co. Ltd. Class A	2,295,623	3,082
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	3,080
	Guangshen Railway Co. Ltd. Class A	6,401,834	3,073
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	523,730	3,069
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	7,236,200	3,056
	AVIC Chengdu UAS Co. Ltd. Class A	430,718	3,056
	State Grid Yingda Co. Ltd. Class A	3,728,647	3,052
	Shenzhen SC New Energy Technology Corp. Class A	290,370	3,047
	Andon Health Co. Ltd. Class A	465,756	3,039
	Shenzhen Megmeet Electrical Co. Ltd. Class A	477,075	3,038
	TangShan Port Group Co. Ltd. Class A	4,944,583	3,037
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	3,036
	Digital China Group Co. Ltd. Class A	611,901	3,026
	Jafron Biomedical Co. Ltd. Class A	688,160	3,020
	Ningbo Joyson Electronic Corp. Class A	1,291,666	3,019
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	3,017
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	3,010
	JCHX Mining Management Co. Ltd. Class A	535,369	3,007
	Raytron Technology Co. Ltd. Class A	423,045	3,005
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	3,003
	BBMG Corp. Class H	29,480,781	2,993
	Shenzhen MTC Co. Ltd. Class A	4,004,555	2,989
	Qingdao Port International Co. Ltd. Class A	2,530,600	2,985
[1]	Qingdao Port International Co. Ltd. Class H	4,252,915	2,980
	DHC Software Co. Ltd. Class A	2,893,900	2,976
	Central China Securities Co. Ltd. Class H	12,476,000	2,974
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	2,973
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,966
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,962
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	794,996	2,962
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	2,962
	Giant Network Group Co. Ltd. Class A	1,687,300	2,952
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,952
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	582,484	2,948
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	2,947
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	2,945
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,944
	Health & Happiness H&H International Holdings Ltd.	2,239,951	2,941
	Bestechnic Shanghai Co. Ltd. Class A	94,818	2,941
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,939
	Huaan Securities Co. Ltd. Class A	3,398,241	2,939
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,934
	Sinotrans Ltd. Class A	4,083,765	2,928
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	2,927
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,923
	China Film Co. Ltd. Class A	1,811,605	2,923
*	Nations Technologies Inc. Class A	521,400	2,918
	Xiamen C & D Inc. Class A	2,227,700	2,918
	Wangsu Science & Technology Co. Ltd. Class A	2,149,657	2,908
*	SICC Co. Ltd. Class A	350,128	2,907
*	Guosheng Financial Holding Inc. Class A	1,795,092	2,907
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,131,813	2,904
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	364,100	2,903
	Huaxin Cement Co. Ltd. Class A	1,354,664	2,903

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,188,971	2,900
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,574,400	2,898
	Thunder Software Technology Co. Ltd. Class A	355,227	2,893
	Sinomine Resource Group Co. Ltd. Class A	618,772	2,881
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	2,880
*,1,3	Venus MedTech Hangzhou Inc. Class H	3,983,500	2,880
[1]	Linklogis Inc. Class B	13,309,500	2,880
	China National Medicines Corp. Ltd. Class A	648,138	2,879
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,878
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	2,868
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,867
*	Maanshan Iron & Steel Co. Ltd. Class A	8,718,492	2,866
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,863
	All Winner Technology Co. Ltd. Class A	512,430	2,862
	CECEP Wind-Power Corp. Class A	6,106,510	2,862
	China Railway Signal & Communication Corp. Ltd. Class A	3,232,773	2,852
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	2,836
	Gemdale Corp. Class A	3,285,908	2,831
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	2,826
	Huangshan Tourism Development Co. Ltd. Class B	3,821,003	2,811
	China Great Wall Securities Co. Ltd. Class A	2,329,600	2,798
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	2,797
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	2,793
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,793
	Harbin Electric Co. Ltd. Class H	8,431,875	2,788
*	COL Group Co. Ltd. Class A	661,800	2,787
	Baiyin Nonferrous Group Co. Ltd. Class A	6,385,400	2,786
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	2,783
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	2,782
	By-health Co. Ltd. Class A	1,553,906	2,780
*	CPMC Holdings Ltd.	3,184,319	2,779
	Beijing Shiji Information Technology Co. Ltd. Class A	2,552,233	2,778
	Skshu Paint Co. Ltd. Class A	441,067	2,770
	Xinyi Energy Holdings Ltd.	24,452,600	2,766
	Glarun Technology Co. Ltd. Class A	1,088,707	2,765
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,760
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	2,754
[1]	Zhou Hei Ya International Holdings Co. Ltd.	13,795,904	2,753
	StarPower Semiconductor Ltd. Class A	203,700	2,753
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	376,173	2,752
	Zhejiang Dingli Machinery Co. Ltd. Class A	384,248	2,739
	Topchoice Medical Corp. Class A	385,591	2,724
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,717
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	2,715
	Geovis Technology Co. Ltd. Class A	466,143	2,715
	CSI Solar Co. Ltd. Class A	1,305,961	2,712
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,712
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	3,795,744	2,699
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	2,690
	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	2,682
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	2,682
	Asymchem Laboratories Tianjin Co. Ltd. Class A	229,605	2,681
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	2,673
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	123,191	2,670
	Hangcha Group Co. Ltd. Class A	1,077,412	2,670
	Shenzhen Envicool Technology Co. Ltd. Class A	586,599	2,669
	Bank of Chengdu Co. Ltd. Class A	1,230,600	2,667
	Jiangsu Financial Leasing Co. Ltd. Class A	3,680,790	2,667
	Wolong Electric Group Co. Ltd. Class A	1,265,033	2,662
	Chengdu Xingrong Environment Co. Ltd. Class A	2,558,600	2,656
*	Qi An Xin Technology Group Inc. Class A	594,720	2,655
	Newland Digital Technology Co. Ltd. Class A	989,273	2,650
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	2,648
	Capital Securities Co. Ltd. Class A	873,500	2,648
*	BeiGene Ltd. Class A	112,575	2,646
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	2,639
[1]	China New Higher Education Group Ltd.	11,465,000	2,637
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	102,944	2,637
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,630
	Sichuan Expressway Co. Ltd. Class A	3,372,610	2,627

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Han's Laser Technology Industry Group Co. Ltd. Class A	725,123	2,625
	Beijing United Information Technology Co. Ltd. Class A	704,729	2,622
	Ningbo Shanshan Co. Ltd. Class A	2,043,858	2,619
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	2,618
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	2,617
	Tian Di Science & Technology Co. Ltd. Class A	3,023,039	2,612
	Guangzhou Development Group Inc. Class A	2,884,471	2,602
	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	2,600
*	QuantumCTek Co. Ltd. Class A	72,681	2,599
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	2,599
	Shandong Hi-speed Co. Ltd. Class A	2,150,754	2,598
*	Nexchip Semiconductor Corp. Class A	906,421	2,595
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,592
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,375,325	2,592
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,587
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	2,586
	COSCO SHIPPING Development Co. Ltd. Class A	6,942,676	2,586
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	2,574
	Hunan Gold Corp. Ltd. Class A	1,094,840	2,563
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,562
	Northeast Securities Co. Ltd. Class A	2,132,658	2,560
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,557
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	350,522	2,557
	Shaanxi International Trust Co. Ltd. Class A	4,523,107	2,556
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	2,549
	INESA Intelligent Tech Inc. Class A	1,201,790	2,546
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	387,100	2,546
*	Beiqi Foton Motor Co. Ltd. Class A	6,739,585	2,544
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,011,412	2,543
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,938,856	2,536
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	2,534
	First Tractor Co. Ltd. Class A	1,186,189	2,532
	Gemdale Properties & Investment Corp. Ltd.	68,852,000	2,528
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,526
	Shede Spirits Co. Ltd. Class A	283,552	2,520
	Huaxi Securities Co. Ltd. Class A	2,120,800	2,518
	China Lilang Ltd.	5,092,865	2,517
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	2,517
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,515
*	Golden Solar New Energy Technology Holdings Ltd.	7,910,109	2,508
*	Jinke Smart Services Group Co. Ltd. Class H	2,573,700	2,504
	Shanghai United Imaging Healthcare Co. Ltd. Class A	145,653	2,503
	Qilu Bank Co. Ltd. Class A	3,291,300	2,498
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,494
*,1,2	Ocumension Therapeutics	3,448,215	2,492
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	838,224	2,489
	Hesteel Co. Ltd. Class A	8,004,983	2,485
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	2,480
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	2,478
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,261,083	2,469
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,468
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	753,400	2,465
	Huali Industrial Group Co. Ltd. Class A	261,900	2,460
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,452
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,451
[1]	Medlive Technology Co. Ltd.	2,238,000	2,436
	Tian Lun Gas Holdings Ltd.	5,568,500	2,428
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	2,787,422	2,424
*	Shanghai DZH Ltd. Class A	1,945,300	2,421
	FAW Jiefang Group Co. Ltd. Class A	1,995,443	2,418
	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	2,416
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,491,950	2,410
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	2,407
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	385,717	2,407
	Grandblue Environment Co. Ltd. Class A	774,060	2,403
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,803,629	2,386
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,385
*	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,384
	Fujian Sunner Development Co. Ltd. Class A	1,185,614	2,384
	Shenzhen Kinwong Electronic Co. Ltd. Class A	658,556	2,382

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	JSTI Group Class A	1,199,857	2,381
*	CETC Chips Technology Inc. Class A	1,121,700	2,379
*,1	AInnovation Technology Group Co. Ltd.	3,542,900	2,376
	CSSC Science & Technology Co. Ltd. Class A	1,237,900	2,370
	Hangzhou Lion Microelectronics Co. Ltd. Class A	636,925	2,370
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	2,365
	Jizhong Energy Resources Co. Ltd. Class A	2,834,507	2,364
	Jilin Electric Power Co. Ltd. Class A	2,746,880	2,359
	Canmax Technologies Co. Ltd. Class A	712,075	2,358
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,357
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	244,076	2,353
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	2,345
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	2,327
	Eastern Communications Co. Ltd. Class A	1,313,562	2,325
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	2,324
*	Hwa Create Co. Ltd. Class A	583,500	2,309
	China Wafer Level CSP Co. Ltd. Class A	584,639	2,305
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	2,305
*	Nanjing Tanker Corp. Class A	4,814,880	2,294
	YongXing Special Materials Technology Co. Ltd. Class A	421,678	2,287
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,287
[1]	Everbright Securities Co. Ltd. Class H	2,336,200	2,284
	Shennan Circuits Co. Ltd. Class A	155,817	2,284
	Olympic Circuit Technology Co. Ltd. Class A	551,900	2,284
*	Youdao Inc. ADR	445,547	2,281
	An Hui Wenergy Co. Ltd. Class A	2,080,734	2,280
	Aisino Corp. Class A	1,593,519	2,276
	Loncin Motor Co. Ltd. Class A	1,978,850	2,272
	Kingsemi Co. Ltd. Class A	185,209	2,269
	Shanghai Haixin Group Co. Class B	7,814,763	2,267
	China Yongda Automobiles Services Holdings Ltd.	10,958,152	2,261
	Fujian Kuncai Material Technology Co. Ltd. Class A	597,940	2,260
	Willfar Information Technology Co. Ltd. Class A	404,641	2,257
	Electric Connector Technology Co. Ltd. Class A	358,005	2,256
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,256
	Sichuan New Energy Power Co. Ltd. Class A	1,366,478	2,256
	Autohome Inc. Class A	319,568	2,250
	Lakala Payment Co. Ltd. Class A	718,400	2,248
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,248
	Bank of Guiyang Co. Ltd. Class A	2,664,627	2,248
	Suofeiya Home Collection Co. Ltd. Class A	823,278	2,245
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	2,244
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	2,240
	CGN Power Co. Ltd. Class A	3,949,400	2,239
	Wuhu Token Science Co. Ltd. Class A	2,185,083	2,238
	Hexing Electrical Co. Ltd. Class A	411,689	2,234
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	2,229
	Intco Medical Technology Co. Ltd. Class A	609,870	2,228
	Yusys Technologies Co. Ltd. Class A	618,780	2,224
*	Sinopec Oilfield Service Corp. Class A	7,643,000	2,224
	Central China Securities Co. Ltd. Class A	3,468,500	2,222
	JiuGui Liquor Co. Ltd. Class A	312,900	2,220
	Shanghai Construction Group Co. Ltd. Class A	6,273,773	2,217
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,215
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,207
	Hoymiles Power Electronics Inc. Class A	108,567	2,204
	Shanghai Chinafortune Co. Ltd. Class A	1,009,261	2,202
	Wuxi Taiji Industry Ltd. Co. Class A	1,974,951	2,200
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	2,199
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	2,196
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	2,193
	STO Express Co. Ltd. Class A	1,436,275	2,190
	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	2,189
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	2,187
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	2,187
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	2,183
	Oppein Home Group Inc. Class A	220,397	2,182
*	SOHO China Ltd.	23,523,530	2,177
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	722,700	2,177
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	2,176

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Cinda Securities Co. Ltd. Class A	1,008,500	2,175
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,173
	Venustech Group Inc. Class A	871,300	2,170
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	2,169
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,167
	INESA Intelligent Tech Inc. Class B	3,511,519	2,165
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	2,165
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	2,165
	Dazhong Transportation Group Co. Ltd. Class B	8,483,348	2,159
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,157
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	683,403	2,151
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	2,150
	Hua Hong Semiconductor Ltd. Class A	356,995	2,149
	Keda Industrial Group Co. Ltd. Class A	1,814,900	2,147
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	2,143
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	2,139
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	596,899	2,139
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	2,137
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,011,997	2,131
	China World Trade Center Co. Ltd. Class A	660,935	2,131
	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,120
	Ovctek China Inc. Class A	805,582	2,120
	Winner Medical Co. Ltd. Class A	482,305	2,117
*,1	JS Global Lifestyle Co. Ltd.	10,511,500	2,116
	Jiayou International Logistics Co. Ltd. Class A	756,940	2,113
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,058,401	2,111
*,1	Red Star Macalline Group Corp. Ltd. Class H	9,956,370	2,110
	China Meheco Group Co. Ltd. Class A	1,318,564	2,109
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	2,105
	BGI Genomics Co. Ltd. Class A	327,049	2,105
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	2,103
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,102
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	2,099
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,094
	Taiji Computer Corp. Ltd. Class A	556,906	2,090
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	151,351	2,090
	CECEP Solar Energy Co. Ltd. Class A	2,868,830	2,090
	CCCC Design & Consulting Group Co. Ltd. Class A	1,537,050	2,090
	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	2,089
[1]	China East Education Holdings Ltd.	5,669,500	2,082
*	Cinda Real Estate Co. Ltd. Class A	2,756,335	2,082
*	Genimous Technology Co. Ltd. Class A	1,270,335	2,077
	Lao Feng Xiang Co. Ltd. Class A	300,700	2,076
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	2,074
	Xiangcai Co. Ltd. Class A	1,942,800	2,074
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	2,073
*	Greenland Holdings Corp. Ltd. Class A	7,020,876	2,069
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	2,065
	Sharetronic Data Technology Co. Ltd. Class A	201,800	2,065
	Sichuan Huafeng Technology Co. Ltd. Class A	389,917	2,061
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	2,057
*,2	Dada Nexus Ltd. ADR	1,231,023	2,056
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	2,056
*	Tangshan Jidong Cement Co. Ltd. Class A	2,457,177	2,053
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	2,051
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	2,050
	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	2,045
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	2,044
	China National Accord Medicines Corp. Ltd. Class B	1,082,653	2,039
	Hainan Jinpan Smart Technology Co. Ltd. Class A	415,898	2,037
	China Petroleum Engineering Corp. Class A	4,044,500	2,032
	Beijing Sifang Automation Co. Ltd. Class A	796,339	2,028
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	979,247	2,027
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	2,022
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	521,220	2,018
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	2,015
	Baoji Titanium Industry Co. Ltd. Class A	467,500	2,013
	Sonoscape Medical Corp. Class A	401,567	2,010
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	2,007
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,004

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Shandong Chenming Paper Holdings Ltd. Class B	11,271,946	2,000
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	1,999
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	163,270	1,997
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	1,996
	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,994
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,991
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,526,301	1,991
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	1,988
*	Gree Real Estate Co. Ltd. Class A	1,966,420	1,988
	Sinocare Inc. Class A	543,300	1,987
	Zheshang Securities Co. Ltd. Class A	1,089,700	1,978
	BTG Hotels Group Co. Ltd. Class A	1,013,826	1,978
*	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,975
	China Enterprise Co. Ltd. Class A	4,507,535	1,972
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,972
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	1,971
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	220,428	1,971
	Beijing Jingneng Power Co. Ltd. Class A	3,696,703	1,963
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	1,957
	Hongta Securities Co. Ltd. Class A	1,638,780	1,957
	China Kings Resources Group Co. Ltd. Class A	531,834	1,956
	Arctech Solar Holding Co. Ltd. Class A	163,228	1,954
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	1,951
	Zhuhai Huafa Properties Co. Ltd. Class A	1,988,966	1,949
	Shanghai Huayi Group Co. Ltd. Class B	3,579,335	1,947
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	827,022	1,947
	Neusoft Corp. Class A	1,243,366	1,945
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	674,699	1,944
*	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,943
	Dongfang Electronics Co. Ltd. Class A	1,198,400	1,936
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	108,993	1,933
	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,932
	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,928
	Shenzhen Topband Co. Ltd. Class A	1,179,400	1,924
	China Railway Materials Co. Ltd. Class A	4,882,300	1,919
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,919
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,914
	Shannon Semiconductor Technology Co. Ltd. Class A	401,513	1,914
	Sai Micro Electronics Inc. Class A	693,440	1,912
	Arcsoft Corp. Ltd. Class A	390,648	1,912
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,906
*	Fulin Precision Co. Ltd. Class A	1,054,400	1,904
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,902
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	629,800	1,901
	Konfoong Materials International Co. Ltd. Class A	200,376	1,900
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,897
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	1,897
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	1,897
*	Shenyang Machine Tool Co. Ltd. Class A	1,559,400	1,895
	Beijing BDStar Navigation Co. Ltd. Class A	476,451	1,895
	IKD Co. Ltd. Class A	876,400	1,893
*,1	Mobvista Inc.	7,311,000	1,887
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,887
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,885
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	1,882
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	111,835	1,881
	Jiangsu Expressway Co. Ltd. Class A	1,062,098	1,881
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,242,100	1,876
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	5,286,421	1,875
	Shanghai M&G Stationery Inc. Class A	459,575	1,873
	Bank of Qingdao Co. Ltd. Class A	3,590,600	1,869
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,711,100	1,869
*	ASR Microelectronics Co. Ltd. Class A	327,845	1,868
*	Polaris Bay Group Co. Ltd. Class A	1,698,898	1,865
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	490,724	1,861
	Hangzhou Iron & Steel Co. Class A	3,220,086	1,859
	Zhuzhou Kibing Group Co. Ltd. Class A	1,870,714	1,857
	Sineng Electric Co. Ltd. Class A	289,448	1,855
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	1,855
	China Meidong Auto Holdings Ltd.	6,420,521	1,854

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Fujian Funeng Co. Ltd. Class A	1,395,373	1,844
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,840
	Gaona Aero Material Co. Ltd. Class A	761,440	1,839
	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	1,836
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	1,835
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,833
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,833
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	850,200	1,831
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,825
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	383,649	1,825
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,824
*,2	China South City Holdings Ltd.	63,785,258	1,823
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,823
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	1,822
	Risen Energy Co. Ltd. Class A	898,500	1,818
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	1,810
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	1,810
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	360,668	1,808
	Anhui Heli Co. Ltd. Class A	715,915	1,807
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,805
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,553,556	1,805
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,804
*,1	Arrail Group Ltd.	4,269,000	1,802
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	1,802
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	1,797
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	1,797
	Eyebright Medical Technology Beijing Co. Ltd. Class A	134,676	1,796
	Archermind Technology Nanjing Co. Ltd. Class A	195,091	1,793
	CITIC Heavy Industries Co. Ltd. Class A	2,887,879	1,792
	China Conch Environment Protection Holdings Ltd.	16,643,075	1,791
	CETC Digital Technology Co. Ltd. Class A	526,968	1,787
	Dajin Heavy Industry Co. Ltd. Class A	538,200	1,787
	China Oilfield Services Ltd. Class A	842,700	1,785
	Huaqin Technology Co. Ltd. Class A	225,960	1,777
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,308,665	1,776
*	Addsino Co. Ltd. Class A	1,497,900	1,775
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	1,774
*,2	CMGE Technology Group Ltd.	17,572,000	1,774
	Goke Microelectronics Co. Ltd. Class A	176,849	1,773
	Jiangsu Shagang Co. Ltd. Class A	1,952,785	1,772
*	United Nova Technology Co. Ltd. Class A	2,616,718	1,770
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	1,769
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,768
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,165,227	1,767
	Sany Renewable Energy Co. Ltd. Class A	426,842	1,763
	Edifier Technology Co. Ltd. Class A	835,300	1,762
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,761
	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,760
*	Sino-Ocean Group Holding Ltd.	40,891,089	1,758
	Rockchip Electronics Co. Ltd. Class A	141,900	1,758
	Sinofibers Technology Co. Ltd. Class A	403,400	1,756
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,895,655	1,755
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,754
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	1,752
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,296,958	1,752
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	232,360	1,751
	TianShan Material Co. Ltd. Class A	2,027,120	1,751
	Wuxi NCE Power Co. Ltd. Class A	347,281	1,748
	Zhejiang Hailiang Co. Ltd. Class A	1,413,416	1,747
*	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,746
	Hainan Strait Shipping Co. Ltd. Class A	2,100,555	1,743
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,738
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,734
*,1	Microport Cardioflow Medtech Corp.	18,651,000	1,729
	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,728
*	China Reform Health Management & Services Group Co. Ltd. Class A	842,492	1,728
*	Ourpalm Co. Ltd. Class A	2,187,661	1,727
	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,725
	YGSOFT Inc. Class A	1,925,995	1,725
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	1,724

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sino-Platinum Metals Co. Ltd. Class A	865,820	1,724
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,723
*	Visionox Technology Inc. Class A	1,281,646	1,718
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	1,718
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	868,923	1,717
	GCL Energy Technology Co. Ltd. Class A	1,499,000	1,716
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	1,715
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,800	1,713
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	1,709
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,708
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,708
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	196,255	1,708
	XGD Inc. Class A	441,300	1,707
	China Tianying Inc. Class A	2,471,620	1,707
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,707
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	1,703
	Do-Fluoride New Materials Co. Ltd. Class A	996,870	1,703
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	1,701
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,699
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,699
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,694
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,694
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,694
	Shanghai Haohai Biological Technology Co. Ltd. Class A	184,214	1,692
	Longshine Technology Group Co. Ltd. Class A	975,625	1,692
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	397,947	1,689
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,688
	ORG Technology Co. Ltd. Class A	2,362,407	1,683
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	170,264	1,683
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,681
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,680
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	1,680
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,679
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,679
*	Beijing Shunxin Agriculture Co. Ltd. Class A	668,146	1,679
	Wuxi Autowell Technology Co. Ltd. Class A	220,872	1,677
	Espressif Systems Shanghai Co. Ltd. Class A	94,096	1,675
	Chengxin Lithium Group Co. Ltd. Class A	818,074	1,675
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,673
	Foryou Corp. Class A	400,500	1,671
	Skyverse Technology Co. Ltd. Class A	168,225	1,670
	Fibocom Wireless Inc. Class A	725,346	1,669
	Caida Securities Co. Ltd. Class A	1,598,300	1,669
	Perfect World Co. Ltd. Class A	1,178,410	1,662
	BOC International China Co. Ltd. Class A	1,019,327	1,661
	Wondershare Technology Group Co. Ltd. Class A	193,097	1,661
	Yankershop Food Co. Ltd. Class A	235,410	1,659
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,658
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,656
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,655
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,652
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,651
	Beijing eGOVA Co. Ltd. Class A	571,612	1,650
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	1,649
	Hangzhou EZVIZ Network Co. Ltd. Class A	375,392	1,646
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,853,241	1,645
	Anker Innovations Technology Co. Ltd. Class A	145,860	1,644
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,642
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	1,640
	Kehua Data Co. Ltd. Class A	440,300	1,638
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	784,990	1,638
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	1,636
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	1,632
	Tianjin Port Co. Ltd. Class A	2,408,471	1,627
	Guangdong Electric Power Development Co. Ltd. Class B	5,941,248	1,620
	Sanwei Holding Group Co. Ltd. Class A	900,939	1,620
	Leo Group Co. Ltd. Class A	5,976,111	1,619
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,617
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,615
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,614

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	1,613
	Tibet Mineral Development Co. Ltd. Class A	522,300	1,610
	Gansu Energy Chemical Co. Ltd. Class A	4,199,086	1,610
*	Orient Group Inc. Class A	3,391,900	1,609
	Chinalin Securities Co. Ltd. Class A	924,427	1,605
*	China Kepei Education Group Ltd.	9,712,000	1,599
	Kidswant Children Products Co. Ltd. Class A	1,017,800	1,599
	Zhejiang Yinlun Machinery Co. Ltd. Class A	599,800	1,596
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,595
	Autel Intelligent Technology Corp. Ltd. Class A	371,412	1,593
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,592
	Bank of Xi'an Co. Ltd. Class A	3,115,300	1,588
	Hangjin Technology Co. Ltd. Class A	626,350	1,587
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,586
*	Founder Technology Group Corp. Class A	2,720,000	1,585
	Castech Inc. Class A	362,340	1,582
	Far East Smarter Energy Co. Ltd. Class A	2,130,760	1,581
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,577
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,577
	Xianhe Co. Ltd. Class A	601,745	1,576
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	231,504	1,575
	Shenzhen Airport Co. Ltd. Class A	1,607,662	1,571
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	1,568
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,706,976	1,564
	Bluestar Adisseo Co. Class A	1,009,941	1,563
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,563
	Yangling Metron New Material Inc. Class A	436,300	1,561
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,560
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,951,800	1,559
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,829,397	1,559
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,557
*	Client Service International Inc. Class A	432,967	1,557
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,557
*	Sinopec Oilfield Service Corp. Class H	17,798,608	1,553
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,056,800	1,551
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	1,551
	CITIC Metal Co. Ltd. Class A	1,386,300	1,550
	BBMG Corp. Class A	5,955,693	1,548
*	Farasis Energy Gan Zhou Co. Ltd. Class A	915,556	1,547
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,543
*	Orbbee Inc. Class A	341,761	1,540
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	389,480	1,538
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	1,537
*	Sinocelltech Group Ltd. Class A	287,325	1,536
	Anhui Expressway Co. Ltd. Class A	802,100	1,528
[1]	Joinn Laboratories China Co. Ltd. Class H	1,348,463	1,528
	Advanced Fiber Resources Zhuhai Ltd. Class A	213,555	1,528
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,086,522	1,527
	Neway Valve Suzhou Co. Ltd. Class A	488,809	1,524
	Xinhuanet Co. Ltd. Class A	452,800	1,522
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,521
	Joinn Laboratories China Co. Ltd. Class A	617,124	1,519
	Fujian Longking Co. Ltd. Class A	800,200	1,516
	Dongguan Yiheda Automation Co. Ltd. Class A	416,482	1,516
	Hoyuan Green Energy Co. Ltd. Class A	452,698	1,515
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	1,515
*	Zotye Automobile Co. Ltd. Class A	4,412,600	1,512
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	1,509
	Shanghai Awinic Technology Co. Ltd. Class A	155,025	1,504
	Hainan Haide Capital Management Co. Ltd. Class A	1,271,963	1,504
	TRS Information Technology Corp. Ltd. Class A	626,800	1,499
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,498
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,497
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,494
	CMST Development Co. Ltd. Class A	2,022,131	1,493
	Sansure Biotech Inc. Class A	472,076	1,491
	iRay Technology Co. Ltd. Class A	90,218	1,490
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,488
	Shengda Resources Co. Ltd. Class A	713,800	1,483
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,453,250	1,483

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Angang Steel Co. Ltd. Class A	4,292,302	1,483
*	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,482
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,482
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,482
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	105,714	1,481
	Xiamen ITG Group Corp. Ltd. Class A	1,610,674	1,479
	Zhongmin Energy Co. Ltd. Class A	1,714,927	1,478
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,472
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,471
	Levima Advanced Materials Corp. Class A	639,500	1,470
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	1,469
	KPC Pharmaceuticals Inc. Class A	686,896	1,469
	Vanchip Tianjin Technology Co. Ltd. Class A	306,042	1,467
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,467
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	384,040	1,465
	China Bester Group Telecom Co. Ltd. Class A	409,299	1,465
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	1,464
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,464
	Guocheng Mining Co. Ltd. Class A	870,800	1,463
	Jihua Group Corp. Ltd. Class A	3,491,500	1,463
*	Henan Zhongfu Industry Co. Ltd. Class A	3,586,700	1,463
[3]	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,462
	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,461
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,459
	Jingjin Equipment Inc. Class A	575,626	1,459
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	1,457
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	1,454
	DongFeng Automobile Co. Ltd. Class A	1,575,312	1,454
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,452
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,452
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,450
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,448
*,2	LVGEM China Real Estate Investment Co. Ltd.	15,562,000	1,447
	Laobaixing Pharmacy Chain JSC Class A	634,650	1,447
*	CIMC Vehicles Group Co. Ltd. Class A	1,008,200	1,445
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	1,442
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	1,440
	Shenzhen CECport Technologies Co. Ltd. Class A	508,000	1,437
[2]	Helens International Holdings Co. Ltd.	4,874,500	1,435
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,435
*	Sinochem International Corp. Class A	2,410,916	1,434
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	1,431
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,429
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	1,428
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,427
	Baimtec Material Co. Ltd. Class A	170,514	1,425
	Datang International Power Generation Co. Ltd. Class A	3,433,221	1,423
	Hsino Tower Group Co. Ltd. Class A	2,044,000	1,421
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,417
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,416
*	3peak Inc. Class A	90,605	1,414
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,413
	GoodWe Technologies Co. Ltd. Class A	189,178	1,413
	Jiangxi Ganyue Expressway Co. Ltd. Class A	1,956,000	1,412
*	Shandong Hi-Speed New Energy Group Ltd.	7,242,343	1,411
	Huada Automotive Technology Corp. Ltd. Class A	314,000	1,411
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,411
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,410
	Mehow Innovative Ltd. Class A	309,900	1,408
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	1,407
	Xinxiang Richful Lube Additive Co. Ltd. Class A	231,560	1,406
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,404
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	1,401
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,401
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,518,429	1,397
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,396
	Shandong Yulong Gold Co. Ltd. Class A	800,400	1,395
	Guangdong Aofei Data Technology Co. Ltd. Class A	783,908	1,394
	Yunda Holding Co. Ltd. Class A	1,190,669	1,394
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,393

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,393
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,392
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,392
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	1,392
	Xi'an Bright Laser Technologies Co. Ltd. Class A	218,032	1,390
	Sichuan Yahua Industrial Group Co. Ltd. Class A	933,500	1,389
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,387
	North Copper Co. Ltd. Class A	1,088,300	1,387
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	1,387
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,386
	Shanghai Stonehill Technology Co. Ltd. Class A	3,192,027	1,386
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,385
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,384
*	Wonders Information Co. Ltd. Class A	1,233,500	1,382
	Xiamen Kingdomway Group Co. Class A	599,100	1,381
	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	1,379
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,378
	Porton Pharma Solutions Ltd. Class A	527,750	1,376
	Jiangsu Azure Corp. Class A	1,053,150	1,374
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,370
	Giantec Semiconductor Corp. Class A	161,378	1,370
	Skyworth Digital Co. Ltd. Class A	686,100	1,370
	Dazhong Mining Co. Ltd.	1,151,900	1,370
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,368
*	Guangdong Golden Dragon Development Inc. Class A	731,400	1,363
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,361
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,361
	Norinco International Cooperation Ltd. Class A	939,308	1,358
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,358
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,355
	Shanghai Environment Group Co. Ltd. Class A	1,146,008	1,353
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	1,353
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,351
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,351
*,3	Tianjin Trolia Information Technology Co. Ltd. Class A	3,079,300	1,350
	Chengzhi Co. Ltd. Class A	1,199,628	1,349
	Gansu Yasheng Industrial Group Co. Ltd. Class A	3,351,600	1,348
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,348
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	1,347
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,347
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,344
	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,343
	China Science Publishing & Media Ltd. Class A	449,100	1,343
	Sanquan Food Co. Ltd. Class A	873,620	1,341
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,338
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,337
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,336
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,336
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	1,332
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	1,331
	Sangfor Technologies Inc. Class A	143,182	1,330
	Chengdu RML Technology Co. Ltd. Class A	159,358	1,328
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	289,840	1,325
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,322
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	1,320
*	Konka Group Co. Ltd. Class A	1,329,700	1,319
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,317
	Shenzhen Expressway Corp. Ltd. Class A	953,204	1,315
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,311
	Fujian Star-net Communication Co. Ltd. Class A	532,981	1,311
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,310
	Hefei Chipmore Technology Co. Ltd. Class A	729,138	1,310
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,793,499	1,309
	Qianhe Condiment & Food Co. Ltd. Class A	755,510	1,308
	Jiangzhong Pharmaceutical Co. Ltd. Class A	441,100	1,306
	Range Intelligent Computing Technology Group Co. Ltd. Class A	290,600	1,306
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,305
[1]	Midea Real Estate Holding Ltd.	3,044,000	1,304
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,304
*	Jushri Technologies Inc. Class A	441,400	1,303

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	1,302
	Focus Technology Co. Ltd. Class A	310,120	1,302
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,297
	Windey Energy Technology Group Co. Ltd. Class A	684,528	1,297
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	1,294
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	846,120	1,292
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,292
	Bank of Chongqing Co. Ltd. Class A	1,083,317	1,291
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,291
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	198,100	1,290
	Pylon Technologies Co. Ltd. Class A	187,357	1,289
	XTC New Energy Materials Xiamen Co. Ltd. Class A	253,488	1,289
	Zhejiang Jingu Co. Ltd. Class A	779,060	1,288
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,286
	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,284
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	656,150	1,284
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,283
*	Sun Create Electronics Co. Ltd. Class A	304,876	1,280
*	Sensteed Hi-tech Group Class A	6,356,300	1,278
	Camel Group Co. Ltd. Class A	1,063,051	1,278
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	1,276
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	914,200	1,275
	China TransInfo Technology Co. Ltd. Class A	884,700	1,275
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,274
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,274
	Yuanjie Semiconductor Technology Co. Ltd. Class A	58,211	1,274
*	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,274
	Sichuan Injet Electric Co. Ltd. Class A	179,400	1,271
	POCO Holding Co. Ltd. Class A	193,280	1,270
	Jack Technology Co. Ltd. Class A	309,475	1,268
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,267
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,267
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,267
	AUCMA Co. Ltd. Class A	971,301	1,264
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,262
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,260
	ZWSOFT Co. Ltd. Guangzhou Class A	95,649	1,258
	Kaishan Group Co. Ltd. Class A	934,508	1,254
	Shenzhen Aisidi Co. Ltd. Class A	611,320	1,254
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,254
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,252
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,251
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	1,249
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,248
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	107,400	1,247
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	1,243
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,242
	City Development Environment Co. Ltd. Class A	654,680	1,240
	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	1,240
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,239
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	323,000	1,239
	China International Capital Corp. Ltd. Class A	248,900	1,239
	Xinyu Iron & Steel Co. Ltd. Class A	2,314,000	1,239
*	JoulWatt Technology Co. Ltd. Class A	343,651	1,235
	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,235
	Baowu Magnesium Technology Co. Ltd. Class A	863,707	1,233
	Estun Automation Co. Ltd. Class A	578,674	1,232
	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	1,231
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,231
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	1,230
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,229
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	1,228
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,227
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,224
	JS Corrugating Machinery Co. Ltd. Class A	532,900	1,224
	C&S Paper Co. Ltd. Class A	1,224,890	1,224
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,223
	Beyondsoft Corp. Class A	638,200	1,221
	CIG Shanghai Co. Ltd. Class A	234,700	1,219
	Southern Publishing & Media Co. Ltd. Class A	624,100	1,219

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,218
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	1,218
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	1,217
	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,216
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	1,215
	Fujian Apex Software Co. Ltd. Class A	220,440	1,214
	Sino Wealth Electronic Ltd. Class A	336,367	1,214
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	328,500	1,213
	Guizhou Chanhen Chemical Corp. Class A	404,800	1,210
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,207
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	1,206
	Grinm Advanced Materials Co. Ltd. Class A	748,000	1,206
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,206
	Valiant Co. Ltd. Class A	802,650	1,203
*	TPV Technology Co. Ltd. Class A	3,004,300	1,202
	Topsec Technologies Group Inc. Class A	1,084,532	1,201
	IReader Technology Co. Ltd. Class A	434,794	1,201
*	Tianma Microelectronics Co. Ltd. Class A	933,205	1,200
	Beijing CTJ Information Technology Co. Ltd. Class A	282,693	1,199
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,198
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,197
	Moon Environment Technology Co. Ltd. Class A	795,284	1,196
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,194
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	1,194
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,193
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	1,193
	Shanying International Holding Co. Ltd. Class A	4,633,725	1,193
	NYOCOR Co. Ltd. Class A	1,483,800	1,190
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,189
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,187
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,185
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	1,184
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	1,179
	B-Soft Co. Ltd. Class A	1,485,966	1,179
	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,178
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	1,177
	Innuovo Technology Co. Ltd. Class A	1,119,455	1,177
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	986,800	1,177
	Jiaze Renewables Co. Ltd.	2,495,200	1,176
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,176
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	1,175
	Youngy Co. Ltd. Class A	239,500	1,173
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,171
	Liaoning Chengda Biotechnology Co. Ltd. Class A	304,927	1,170
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,169
	Greattown Holdings Ltd. Class A	2,188,021	1,169
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,436,000	1,168
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,167
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	1,166
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,164
	Autobio Diagnostics Co. Ltd. Class A	184,080	1,164
	Chongqing Department Store Co. Ltd. Class A	374,760	1,162
*	Alpha Group Class A	1,167,001	1,162
	Guotai Epoint Software Co. Ltd. Class A	221,590	1,162
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,160
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,160
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	328,826	1,160
	HUYA Inc. ADR	334,865	1,159
	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,159
	Shinva Medical Instrument Co. Ltd. Class A	476,122	1,159
	Fujian Boss Software Development Co. Ltd. Class A	484,033	1,157
	Shanghai Huayi Group Co. Ltd. Class A	1,222,776	1,156
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,156
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	1,156
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,155
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	168,756	1,154
	Anhui Kouzi Distillery Co. Ltd. Class A	211,827	1,154
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	1,152
*	Beijing Tongtech Co. Ltd. Class A	482,980	1,151
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,149

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	UTour Group Co. Ltd. Class A	1,051,725	1,148
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	933,200	1,148
*	Shenzhen Baoming Technology Co. Ltd. Class A	148,300	1,147
	Daan Gene Co. Ltd. Class A	1,317,523	1,145
	PNC Process Systems Co. Ltd. Class A	311,280	1,142
	Wuhan East Lake High Technology Group Co. Ltd. Class A	635,100	1,141
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,140
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	1,140
	Shenzhen YHLO Biotech Co. Ltd. Class A	448,217	1,140
*,3	Shanghai Bright Power Semiconductor Co. Ltd. Class A	79,389	1,140
	PCI Technology Group Co. Ltd. Class A	1,652,858	1,139
*	Shandong Chenming Paper Holdings Ltd. Class A	2,186,691	1,139
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,239,435	1,138
	Guomai Technologies Inc. Class A	968,065	1,138
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	1,136
	Linktel Technologies Co. Ltd. Class A	104,180	1,133
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,131
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	1,130
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,130
*	Primarius Technologies Co. Ltd. Class A	400,608	1,130
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,129
	Sumavision Technologies Co. Ltd. Class A	1,336,200	1,127
*	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	1,126
	Dashang Co. Ltd. Class A	440,220	1,123
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,122
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	1,121
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,120
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	1,120
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,120
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	1,120
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	1,120
*	VanJee Technology Co. Ltd. Class A	201,160	1,119
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,118
	Huangshan Novel Co. Ltd. Class A	769,699	1,116
	Shanghai AtHub Co. Ltd. Class A	480,297	1,114
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,113
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,112
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,110
*	Remegen Co. Ltd. Class A	251,736	1,109
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	1,108
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	588,803	1,106
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,105
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,545,600	1,104
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	1,101
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,099
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	1,098
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	160,886	1,098
*	Minmetals Development Co. Ltd. Class A	1,027,086	1,098
	PhiChem Corp. Class A	498,100	1,097
*	Dosilicon Co. Ltd. Class A	319,989	1,097
	Bank of Lanzhou Co. Ltd. Class A	3,131,500	1,096
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,094
	Visual China Group Co. Ltd. Class A	526,231	1,094
	Sichuan Haite High-tech Co. Ltd. Class A	649,180	1,089
	China National Accord Medicines Corp. Ltd. Class A	277,351	1,086
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	1,083
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd.	1,415,100	1,082
	Lancy Co. Ltd. Class A	430,900	1,073
*	Xian International Medical Investment Co. Ltd. Class A	1,403,500	1,072
	Renhe Pharmacy Co. Ltd. Class A	1,323,248	1,072
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,071
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,070
	Befar Group Co. Ltd. Class A	1,918,734	1,070
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	1,070
*	BOE HC SemiTek Corp.	1,212,450	1,069
	Shandong Publishing & Media Co. Ltd. Class A	711,600	1,068
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	1,068
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	1,066
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	1,065
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	1,064

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bros Eastern Co. Ltd. Class A	1,423,289	1,064
	Rizhao Port Co. Ltd. Class A	2,389,100	1,062
	Guobang Pharma Ltd. Class A	386,400	1,062
	Changhong Meiling Co. Ltd. Class A	852,328	1,061
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,061
	FESCO Group Co. Ltd. Class A	370,348	1,061
	Toread Holdings Group Co. Ltd. Class A	884,800	1,060
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	1,054
	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,052
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,052
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	1,052
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	1,051
*	China Union Holdings Ltd. Class A	1,594,400	1,050
*	China Harzone Industry Corp. Ltd. Class A	786,065	1,050
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	1,048
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	1,294,560	1,047
	Sino Biological Inc. Class A	110,770	1,047
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	1,047
	China Sports Industry Group Co. Ltd. Class A	908,800	1,046
	Jinxi Axle Co. Ltd. Class A	1,804,300	1,043
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	1,042
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,042
	Guangzhou Automobile Group Co. Ltd. Class A	926,800	1,041
*	Focused Photonics Hangzhou Inc. Class A	419,596	1,041
*	Eastone Century Technology Co. Ltd. Class A	843,315	1,036
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	1,035
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	785,400	1,034
	Keboda Technology Co. Ltd. Class A	129,581	1,033
	Chongqing Water Group Co. Ltd. Class A	1,484,150	1,033
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,032
	Innovation New Material Technology Co. Ltd. Class A	1,767,600	1,031
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	1,030
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	1,028
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,028
	Yuneng Technology Co. Ltd. Class A	120,197	1,027
	TDG Holdings Co. Ltd. Class A	940,100	1,024
*	Harbin Hatou Investment Co. Ltd. Class A	977,500	1,024
	China Merchants Port Group Co. Ltd. Class A	356,900	1,023
	Qiming Information Technology Co. Ltd. Class A	334,674	1,023
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	1,023
*	HyUnion Holding Co. Ltd. Class A	1,101,382	1,021
	Guangxi Energy Co. Ltd. Class A	1,383,240	1,021
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	1,021
*	Phenix Optical Co. Ltd. Class A	275,600	1,020
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	1,018
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	718,339	1,018
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,017
	Xilinmen Furniture Co. Ltd. Class A	357,900	1,017
	Shenzhen Hello Tech Energy Co. Ltd. Class A	86,174	1,017
	Shandong Lukang Pharma Class A	867,190	1,016
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,039,390	1,016
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	122,917	1,016
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,015
	Nanjing Cosmos Chemical Co. Ltd. Class A	274,000	1,015
	Guangzhou Port Co. Ltd. Class A	2,060,800	1,012
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,010
	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	1,010
	Insigma Technology Co. Ltd. Class A	1,008,500	1,010
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	1,009
	Central China Land Media Co. Ltd. Class A	663,500	1,008
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	1,007
	Changzhou Fusion New Material Co. Ltd. Class A	138,704	1,006
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,005
	Kunshan Dongwei Technology Co. Ltd. Class A	255,990	1,005
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,004
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,003
	Suning Universal Co. Ltd. Class A	2,979,759	1,003
*	Huatu Cendes Co. Ltd. Class A	94,600	1,002
	Sichuan EM Technology Co. Ltd. Class A	825,890	994
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	993

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	992
	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	991
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	990
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	988
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	984
	Guangdong South New Media Co. Ltd. Class A	176,292	984
*	Wellhope Foods Co. Ltd. Class A	854,101	984
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	983
	Hainan Expressway Co. Ltd. Class A	1,170,600	982
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	982
*	ChangYuan Technology Group Ltd. Class A	1,209,343	982
	China International Marine Containers Group Co. Ltd. Class A	807,410	980
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	979
	Tianjin Teda Co. Ltd. Class A	1,439,243	979
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	979
	Dongfeng Electronic Technology Co. Ltd. Class A	690,804	978
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	976
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	975
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	975
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,627,900	974
	Jinko Power Technology Co. Ltd. Class A	2,169,800	974
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	388,200	973
*	Bio-Thera Solutions Ltd. Class A	298,835	972
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	972
	Foran Energy Group Co. Ltd. Class A	610,931	971
	Jinhong Gas Co. Ltd. Class A	362,709	971
	Appotronics Corp. Ltd. Class A	421,869	970
	Semitronix Corp. Class A	122,500	970
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	969
*	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	968
	Weaver Network Technology Co. Ltd. Class A	164,100	968
	Joyoung Co. Ltd. Class A	682,392	967
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	178,000	967
	Zhejiang Chengchang Technology Co. Ltd. Class A	157,627	967
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	965
	Zhongtong Bus Co. Ltd. Class A	607,400	965
*	Hongbo Co. Ltd. Class A	456,950	965
	Eastcompeace Technology Co. Ltd. Class A	598,315	963
	Guangdong Dowstone Technology Co. Ltd. Class A	546,200	962
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	962
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	961
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	961
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	960
	Xinfengming Group Co. Ltd. Class A	606,451	960
	Qingdao Gaoce Technology Co. Ltd. Class A	496,385	959
	Jiangling Motors Corp. Ltd. Class A	266,198	958
	Digital China Information Service Group Co. Ltd. Class A	555,543	957
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,329,324	955
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	954
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	951
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	951
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	951
	Lingyun Industrial Corp. Ltd. Class A	748,416	950
	Chongqing Chuanyi Automation Co. Ltd. Class A	326,363	950
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	950
	Mesnac Co. Ltd. Class A	860,489	949
	Luoniushan Co. Ltd. Class A	1,097,907	949
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	947
*	ADAMA Ltd. Class A	915,100	946
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	945
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	945
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	221,081	944
	Sunyard Technology Co. Ltd. Class A	483,327	943
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	943
	Chengdu Kanghua Biological Products Co. Ltd. Class A	110,970	942
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	940
	Shenzhen Noposin Crop Science Co. Ltd. Class A	721,700	940
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	937
	Sinosoft Co. Ltd. Class A	300,076	937
*	Huafu Fashion Co. Ltd. Class A	1,703,810	937

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	936
	Jiajiayue Group Co. Ltd. Class A	603,492	936
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	936
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	935
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	935
	Vatti Corp. Ltd. Class A	842,448	933
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	932
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	932
	Qinhuangdao Port Co. Ltd. Class A	1,948,800	932
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	932
	Shenma Industry Co. Ltd. Class A	939,904	930
	Triangle Tyre Co. Ltd. Class A	455,000	928
	Streamax Technology Co. Ltd. Class A	145,100	928
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	928
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	927
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	927
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	926
	Whirlpool China Co. Ltd. Class A	738,250	925
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	924
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	924
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	923
	Ningbo Yunsheng Co. Ltd. Class A	941,571	923
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	921
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	918
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	918
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	917
	Dazhong Transportation Group Co. Ltd. Class A	627,100	917
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	916
	Jiangsu Etern Co. Ltd. Class A	1,230,970	915
*	Beijing Thunisoft Corp. Ltd. Class A	630,420	914
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	727,100	914
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	913
	Digiwin Co. Ltd.	272,194	912
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	663,164	912
*,2	Jin Medical International Ltd.	455,071	910
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	909
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	909
*	Sinodata Co. Ltd. Class A	329,635	906
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	905
	JL Mag Rare-Earth Co. Ltd. Class A	374,272	905
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	905
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,047,950	904
	Henan Lingrui Pharmaceutical Co. Class A	299,600	903
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	902
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	368,300	902
	ABA Chemicals Corp. Class A	726,200	901
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	900
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	900
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	899
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	899
	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	899
	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	898
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	896
	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	895
*	Guoguang Electric Co. Ltd. Class A	480,600	895
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	893
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	892
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	892
	Emei Shan Tourism Co. Ltd. Class A	478,100	890
	Jinlei Technology Co. Ltd. Class A	253,900	890
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	890
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	889
*	5I5J Holding Group Co. Ltd. Class A	1,773,003	887
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,204,044	887
	Jangho Group Co. Ltd. Class A	1,104,707	887
	Jiangxi Hongcheng Environment Co. Ltd. Class A	665,300	885
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	884
*	Huayi Brothers Media Corp. Class A	2,189,502	884
	Jiangling Motors Corp. Ltd. Class B	635,970	883
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	881

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hymson Laser Technology Group Co. Ltd. Class A	165,875	880
	Bright Real Estate Group Co. Ltd. Class A	2,068,005	880
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	879
*	CCCG Real Estate Corp. Ltd. Class A	577,500	879
*	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	878
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	878
	Wushang Group Co. Ltd. Class A	745,977	877
*	Hunan New Wellful Co. Ltd. Class A	974,000	877
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	876
	Beijing Relpow Technology Co. Ltd. Class A	463,747	876
	Unilumin Group Co. Ltd. Class A	872,038	876
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	875
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	874
	Guizhou Tyre Co. Ltd. Class A	1,253,971	872
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	869
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	868
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	868
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	866
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	865
*	Xizang Zhufeng Resources Co. Ltd. Class A	556,957	865
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	865
*	Merit Interactive Co. Ltd. Class A	384,848	863
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	863
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	422,995	862
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	862
	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	861
*	Western Region Gold Co. Ltd. Class A	468,800	861
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	860
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	858
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	857
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	856
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	856
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	854
*	Nuode New Materials Co. Ltd. Class A	1,516,200	853
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	853
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	852
	Luyang Energy-Saving Materials Co. Ltd.	509,771	850
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	850
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	847
*	INKON Life Technology Co. Ltd. Class A	587,200	845
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	842
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	841
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	840
*	Suzhou Everbright Photonics Co. Ltd. Class A	130,377	840
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	839
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	838
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	838
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	837
*	Feitian Technologies Co. Ltd. Class A	392,500	836
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	835
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	835
	CITIC Press Corp. Class A	192,900	833
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	833
*	KingClean Electric Co. Ltd. Class A	238,900	831
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	534,001	831
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	830
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	829
	Qingdao Rural Commercial Bank Corp. Class A	2,012,200	826
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	882,700	826
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	825
	Yotrio Group Co. Ltd. Class A	1,839,350	825
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	824
	Explosive Co. Ltd. Class A	474,900	823
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	821
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	821
*	Lier Chemical Co. Ltd. Class A	706,221	819
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	145,184	819
*	CITIC Guoan Information Industry Co. Ltd. Class A	1,558,900	818
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	817
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	817

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	817
*	Shanghai Guijiu Co. Ltd. Class A	320,500	816
	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	816
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	815
	Jinhui Liquor Co. Ltd. Class A	282,800	815
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	814
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	814
	Fujian Expressway Development Co. Ltd. Class A	1,666,600	813
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	813
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	70,584	813
*	Kingsignal Technology Co. Ltd. Class A	620,360	812
*	263 Network Communications Co. Ltd. Class A	1,350,860	812
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	810
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	809
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	809
	Bear Electric Appliance Co. Ltd. Class A	127,600	808
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	808
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	246,800	808
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	807
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	302,600	805
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	804
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	803
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	803
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	803
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,215,257	803
	Guizhou Gas Group Corp. Ltd. Class A	795,372	803
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,161,920	802
	North Electro-Optic Co. Ltd. Class A	494,561	801
	Betta Pharmaceuticals Co. Ltd. Class A	123,400	800
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	196,511	799
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	798
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	798
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	797
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	796
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	795
	China Television Media Ltd. Class A	310,000	793
	Zhejiang Runtu Co. Ltd. Class A	868,351	792
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	791
	Inspur Software Co. Ltd. Class A	329,798	791
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	791
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	790
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	789
	Hualan Biological Vaccine Inc. Class A	291,400	787
	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	786
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	785
*	Wisesoft Co. Ltd. Class A	231,865	783
*	Anyang Iron & Steel Inc. Class A	2,716,980	782
	Anhui Korrun Co. Ltd. Class A	251,860	782
	Goldenmax International Group Ltd. Class A	661,900	782
	Guangdong Construction Engineering Group Co. Ltd. Class A	1,468,900	782
	Shanghai Xinhua Media Co. Ltd. Class A	787,200	780
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	778
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	778
	Jade Bird Fire Co. Ltd. Class A	525,970	778
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	777
	Shanghai Baolong Automotive Corp. Class A	143,900	776
	Beijing North Star Co. Ltd. Class A	2,701,615	776
*	Shenzhen World Union Group Inc. Class A	2,085,355	776
*	Surfilter Network Technology Co. Ltd. Class A	617,768	769
	Hongli Zhihui Group Co. Ltd. Class A	716,500	769
	Hangzhou Onechance Tech Corp. Class A	262,325	768
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	768
	Time Publishing & Media Co. Ltd. Class A	662,480	766
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	766
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	765
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	764
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	763
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	762
	Sumec Corp. Ltd. Class A	600,300	761
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	759

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Orient International Enterprise Ltd. Class A	757,400	758
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	758
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	758
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	758
	Wencan Group Co. Ltd. Class A	229,786	758
	Goldcard Smart Group Co. Ltd. Class A	389,110	758
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	756
	Edan Instruments Inc. Class A	517,400	756
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	756
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	755
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	754
	Chongqing Port Co. Ltd. Class A	1,210,600	753
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	750
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	750
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	684,300	749
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	749
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	749
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	749
	Create Technology & Science Co. Ltd. Class A	385,756	748
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	144,777	748
*,3	China Grand Automotive Services Group Co. Ltd.	6,816,940	747
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	745
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	744
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	743
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	740
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	739
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	739
	EIT Environmental Development Group Co. Ltd. Class A	345,501	739
	Xinzhi Group Co. Ltd. Class A	382,400	738
	Lu Thai Textile Co. Ltd. Class B	1,329,453	735
	Guangdong Goworld Co. Ltd. Class A	521,444	733
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	733
	Hubei Century Network Technology Co. Ltd. Class A	465,300	732
	Opple Lighting Co. Ltd. Class A	298,600	731
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	729
	Cybrid Technologies Inc. Class A	410,600	727
*	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	726
	Beijing Forever Technology Co. Ltd. Class A	788,894	726
	Maccura Biotechnology Co. Ltd. Class A	366,530	724
	Sunstone Development Co. Ltd. Class A	373,000	724
	Hainan Mining Co. Ltd. Class A	739,762	724
*	DBAPP Security Ltd. Class A	105,429	723
	Shenzhen Click Technology Co. Ltd. Class A	420,000	722
*	Geo-Jade Petroleum Corp. Class A	2,100,500	721
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	720
*	Maanshan Iron & Steel Co. Ltd. Class H	4,538,000	718
	Nanjing Gaoke Co. Ltd. Class A	674,479	718
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	863,467	717
*	Global Infotech Co. Ltd. Class A	388,600	717
	Shandong Xiantan Co. Ltd. Class A	847,492	716
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	715
	Changzheng Engineering Technology Co. Ltd. Class A	320,346	714
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	713
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	713
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	713
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	712
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	712
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	711
	Jinneng Science&Technology Co. Ltd. Class A	858,655	711
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	710
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	710
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	708
	FSPG Hi-Tech Co. Ltd. Class A	885,500	708
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	708
	China Wuyi Co. Ltd. Class A	1,611,511	705
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	705
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	704
	MLS Co. Ltd. Class A	582,400	703
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	702
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	701

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	ApicHope Pharmaceutical Co. Ltd. Class A	323,500	701
	Shunfa Hengneng Corp. Class A	1,684,921	701
	Rongan Property Co. Ltd. Class A	2,008,772	701
	Newcapec Electronics Co. Ltd. Class A	488,335	699
	Three's Co. Media Group Co. Ltd. Class A	162,808	698
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	697
	Center International Group Co. Ltd. Class A	467,600	697
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	914,840	694
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	694
	Henan Liliang Diamond Co. Ltd. Class A	172,920	693
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	328,900	692
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	691
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	428,331	690
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	690
	Hefei Department Store Group Co. Ltd. Class A	932,417	689
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	689
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	687
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	686
	Chengdu Guoguang Electric Co. Ltd. Class A	74,520	686
*	Dongjiang Environmental Co. Ltd. Class A	946,666	685
	Hunan Aihua Group Co. Ltd. Class A	335,506	685
	Hengbao Co. Ltd. Class A	671,300	684
	Qianjiang Water Resources Development Co. Ltd. Class A	508,971	683
*	Jishi Media Co. Ltd. Class A	2,400,700	683
	Ningbo Cixing Co. Ltd. Class A	598,800	682
	BMC Medical Co. Ltd. Class A	65,611	682
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	681
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	680
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	680
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	680
	Canny Elevator Co. Ltd. Class A	764,373	680
	Haining China Leather Market Co. Ltd. Class A	1,252,410	679
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	678
	China West Construction Group Co. Ltd. Class A	649,000	677
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	677
	Youzu Interactive Co. Ltd. Class A	485,916	677
	Hanwei Electronics Group Corp. Class A	274,002	677
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	677
*	Huayuan Property Co. Ltd. Class A	2,642,075	677
	Top Resource Energy Co. Ltd. Class A	847,100	676
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	674
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	671
*	Duolun Technology Corp. Ltd. Class A	587,777	669
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	669
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	667
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	667
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	666
	Sunvim Group Co. Ltd. Class A	909,600	664
[3]	Shandong Dawn Polymer Co. Ltd. Class A	359,200	664
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	663
*	Hanwang Technology Co. Ltd. Class A	231,900	662
	Anhui Huamao Textile Co. Class A	1,074,064	660
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	660
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	657
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	657
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	655
	Juewei Food Co. Ltd. Class A	255,920	655
	MYS Group Co. Ltd. Class A	1,417,892	654
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	653
*	Sino GeoPhysical Co. Ltd. Class A	319,165	651
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	651
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	650
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	283,400	650
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	648
*	Fujian Snowman Group Co. Ltd. Class A	724,468	648
*	C*Core Technology Co. Ltd. Class A	215,535	647
	Tungkong Inc. Class A	556,076	646
	Huludao Zinc Industry Co. Class A	1,526,300	645
	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	644
	Cangzhou Dahua Co. Ltd. Class A	417,700	641

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	640
	FIYTA Precision Technology Co. Ltd. Class A	420,085	639
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	639
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	638
	Beijing Water Business Doctor Co. Ltd. Class A	844,674	638
	Chongqing Yukaifa Co. Ltd. Class A	930,100	637
	Era Co. Ltd. Class A	1,005,259	637
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	636
	Sichuan Teway Food Group Co. Ltd. Class A	317,450	635
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	634
*	Qingdao Doublestar Co. Ltd. Class A	748,900	634
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	633
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	632
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	631
*	Jiangsu Lopal Tech Co. Ltd. Class A	456,301	631
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	630
	Shenzhen Tellus Holding Co. Ltd. Class A	223,807	630
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	628
	Shandong Head Group Co. Ltd. Class A	319,700	628
	Shanghai Tianchen Co. Ltd. Class A	728,338	626
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	626
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	624
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	623
*	Citychamp Dartong Co. Ltd.	1,594,333	622
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	1,042,280	622
	Tibet Huayu Mining Co. Ltd. Class A	332,700	621
*	Piesat Information Technology Co. Ltd. Class A	200,019	619
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	616
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	615
	Zhende Medical Co. Ltd. Class A	189,800	615
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	612
	Servyou Software Group Co. Ltd. Class A	150,300	611
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	610
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	609
	Sichuan Meifeng Chemical IND Class A	591,151	608
*	KBC Corp. Ltd. Class A	172,153	608
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	763,588	607
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	606
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	605
	Tongyu Communication Inc. Class A	309,367	603
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	602
	Beijing SDL Technology Co. Ltd. Class A	660,800	602
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	602
	Zhuhai Port Co. Ltd. Class A (XSHE)	853,300	600
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	597
	Suzhou Oriental Semiconductor Co. Ltd. Class A	87,786	596
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	596
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	595
	Ligao Foods Co. Ltd. Class A	115,920	595
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	594
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	594
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	594
	Shenzhen Xinyichang Technology Co. Ltd. Class A	75,200	594
	Guangdong Shirongzhaoye Co. Ltd. Class A	605,200	592
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	591
*	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	590
*	Langold Real Estate Co. Ltd. Class A	1,962,979	589
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	589
*	Beijing Sinohytec Co. Ltd. Class A	168,343	589
*	Zhejiang Tiantie Industry Co. Ltd. Class A	841,778	588
*	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	587
*	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	586
*	Triumph New Energy Co. Ltd. Class A	385,300	585
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	584
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	582
	Gem-Year Industrial Co. Ltd. Class A	942,111	582
*	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	581
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	581
	Joeone Co. Ltd. Class A	502,277	578
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	578

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Deppon Logistics Co. Ltd. Class A	286,900	577
*	Sinopec Oilfield Equipment Corp. Class A	719,342	576
*	Shanghai Medicilon Inc. Class A	116,916	576
	Dare Power Dekor Home Co. Ltd. Class A	562,739	575
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	574
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	573
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	572
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	571
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	571
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	571
*	MGI Tech Co. Ltd. Class A	81,210	570
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	569
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	569
*	Fujian Rongji Software Co. Ltd. Class A	609,300	566
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	566
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	565
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	564
	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	563
	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	563
*	Zhongfu Information Inc. Class A	235,500	562
	Wolong Resources Group Co. Ltd. Class A	943,001	562
	Shandong Shengli Co. Class A	1,228,077	559
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	101,700	559
	Shanghai Highly Group Co. Ltd. Class A	346,700	558
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	558
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	557
	Tengda Construction Group Co. Ltd. Class A	1,637,499	555
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	555
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	551
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	551
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	550
	Truking Technology Ltd. Class A	527,800	550
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	550
	Xiamen Bank Co. Ltd. Class A	749,000	549
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	548
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	548
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	547
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	547
*	Blue Sail Medical Co. Ltd. Class A	712,564	546
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	545
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	544
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	544
*,1	Shimao Services Holdings Ltd.	4,312,368	543
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	543
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	540
*,1	CStone Pharmaceuticals	1,960,878	539
	Double Medical Technology Inc. Class A	109,500	539
	CCS Supply Chain Management Co. Ltd. Class A	853,540	539
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	538
	Three Squirrels Inc. Class A	149,540	538
	Vontron Technology Co. Ltd. Class A	423,300	537
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	537
	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	534
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	95,309	534
	ZhongYeDa Electric Co. Ltd. Class A	501,400	532
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	532
	Macmic Science & Technology Co. Ltd. Class A	199,224	531
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,439,544	530
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	529
	Marssenger Kitchenware Co. Ltd. Class A	272,397	529
*	Shanghai STEP Electric Corp. Class A	494,600	525
*	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	524
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	522
	Foshan Electrical & Lighting Co. Ltd. Class B	1,591,461	521
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	521
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	216,720	520
*	Lucky Film Co. Ltd. Class A	528,691	518
*	Lander Sports Development Co. Ltd. Class A	1,172,450	517
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,588,500	517
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	517

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	517
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	516
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	516
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	515
	Shenzhen Comix Group Co. Ltd. Class A	612,400	515
*	Transwarp Technology Shanghai Co. Ltd. Class A	95,101	515
	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	513
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	511
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	511
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,291,424	511
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	505
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	505
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	505
	PKU Healthcare Corp. Ltd. Class A	560,500	504
	Deluxe Family Co. Ltd. Class A	1,499,036	504
	Hangzhou Cable Co. Ltd. Class A	652,000	502
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	502
	China Railway Special Cargo Logistics Co. Ltd. Class A	847,800	501
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	500
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	499
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	499
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	499
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	435,800	499
	Beijing Bashi Media Co. Ltd. Class A	801,670	499
	Qingdao Citymedia Co. Ltd. Class A	496,400	498
	Yunnan Coal & Energy Co. Ltd. Class A	922,500	496
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	495
*	Rastar Group Class A	1,078,500	494
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	492
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	492
	Ningbo David Medical Device Co. Ltd. Class A	277,300	491
	Shanghai Bailian Group Co. Ltd. Class B	858,956	489
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	489
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	489
	HBIS Resources Co. Ltd. Class A	236,900	489
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	488
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	486
	Zhejiang NetSun Co. Ltd. Class A	229,600	485
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	484
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	483
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	483
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	482
	Solareast Holdings Co. Ltd. Class A	775,159	482
	Jiangsu Transimage Technology Co. Ltd. Class A	201,500	482
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	481
	Daheng New Epoch Technology Inc. Class A	376,900	481
*	Yijiahe Technology Co. Ltd. Class A	167,000	481
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	479
*	Shandong Chenming Paper Holdings Ltd. Class H	2,217,282	477
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	477
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	475
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	473
*	KraussMaffei Co. Ltd. Class A	431,434	471
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	470
*	New Huadu Technology Co. Ltd. Class A	595,500	469
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	466
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	464
	Toly Bread Co. Ltd. Class A	548,939	463
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	461
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	459
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	459
	Shanghai New World Co. Ltd. Class A	479,000	458
*	Delixi New Energy Technology Co. Ltd. Class A	189,420	456
	Hengdian Entertainment Co. Ltd. Class A	255,322	456
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	456
*	Shenyang Chemical Co. Ltd. Class A	944,000	455
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	455
	ZYNP Corp. Class A	522,900	450
	Fulongma Group Co. Ltd. Class A	355,320	447
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	446

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	445
*	CanSino Biologics Inc. Class A	55,518	443
	Beken Corp. Class A	122,587	441
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	440
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	439
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	437
	Monalisa Group Co. Ltd. Class A	349,604	437
	Fujian Dongbai Group Co. Ltd. Class A	876,300	434
	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	432
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	432
	Xiangyu Medical Co. Ltd. Class A	107,228	431
	Sanlux Co. Ltd. Class A	648,400	427
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	427
*	Berry Genomics Co. Ltd. Class A	322,603	426
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	424
	Haoxiangni Health Food Co. Ltd. Class A	506,788	423
	Guangdong DFP New Material Group Co. Ltd.	837,600	421
	Baida Group Co. Ltd. Class A	256,600	416
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	416
	Guangdong Delian Group Co. Ltd. Class A	675,035	414
	Shanxi Guoxin Energy Corp. Ltd. Class A	1,021,196	410
	Jiangsu Lianyungang Port Co. Ltd. Class A	750,621	410
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	409
*	Chimin Health Management Co. Ltd. Class A	428,400	407
*	Royal Group Co. Ltd. Class A	810,478	406
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	405
	China Fangda Group Co. Ltd. Class B	1,811,083	400
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	400
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	399
*	Hangzhou Century Co. Ltd. Class A	822,400	398
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	398
	Xiamen Intretech Inc. Class A	215,390	398
	Guizhou Zhenhua E-chem Inc. Class A	240,298	398
	Xiamen Port Development Co. Ltd. Class A	430,316	397
*	China Quanjude Group Co. Ltd. Class A	278,800	396
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	394
	Hongbaoli Group Corp. Ltd. Class A	714,859	393
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	393
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	392
	Black Peony Group Co. Ltd. Class A	567,387	388
*	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	387
	Wenfeng Great World Chain Development Corp. Class A	1,239,613	387
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	384
	Jenkem Technology Co. Ltd. Class A	47,933	380
	Rianlon Corp. Class A	97,100	376
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,183	374
	Bestore Co. Ltd. Class A	215,700	372
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	371
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	368
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	84,420	367
	Transfar Zhilian Co. Ltd. Class A	597,325	362
*	Metro Land Corp. Ltd. Class A	561,500	359
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	356
*,1	Redco Properties Group Ltd.	6,269,603	355
*	QuakeSafe Technologies Co. Ltd. Class A	226,550	335
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	334
*	Nanjing Chixia Development Co. Ltd. Class A	947,000	331
*	Ligeance Aerospace Technology Co. Ltd. Class A	262,000	325
*	Changchun Gas Co. Ltd. Class A	499,800	322
*	H&R Century Union Corp. Class A	709,000	320
	Shanghai Titan Scientific Co. Ltd. Class A	97,030	312
	Weifu High-Technology Group Co. Ltd. Class A	124,100	310
[3]	Jinzhou Port Co. Ltd. Class B	2,857,215	309
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	309
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	307
	Shandong Sunway Chemical Group Co. Ltd. Class A	392,600	304
	Thinkingdom Media Group Ltd. Class A	124,581	304
	Bestsun Energy Co. Ltd. Class A	583,400	288
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	86,954	271
*	Fujian Green Pine Co. Ltd. Class A	355,400	257

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Strait Innovation Internet Co. Ltd. Class A	640,698	249
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	4,554,460	230
*,1	XJ International Holdings Co. Ltd.	10,752,000	215
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	214
	Guangxi Wuzhou Communications Co. Ltd. Class A	375,219	198
	CSG Holding Co. Ltd. Class A	249,200	193
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	167
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	167
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	161
*,3	China Grand Automotive Services Group Co. Ltd. Class A	1,344,270	147
*,3	Elion Energy Co. Ltd. Class A	2,693,050	144
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	143
	Zhuhai Port Co. Ltd. Class A	196,700	138
*	Red Star Macalline Group Corp. Ltd. Class A	305,030	135
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	123
	Eastern Communications Co. Ltd. Class B	290,300	122
*,3	Chongqing Dima Industry Co. Ltd. Class A	868,700	104
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	4,093,100	104
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	101
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	93
*,3	Chongqing Dima Industry Co. Ltd.	778,307	93
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	1,767,600	92
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	89
*	Hainan Ruize New Building Material Co. Ltd. Class A	219,000	87
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	1,531,000	77
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	74
*	Moody Technology Holdings Ltd.	25,055,819	74
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	65
	Xiamen International Airport Co. Ltd. Class A	31,300	64
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	61
[3]	Jinzhou Port Co. Ltd. Class A	267,100	55
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	52
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	44
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	41
	Shanghai Haixin Group Co. Class A	32,500	27
	Guangzhou Holike Creative Home Co. Ltd. Class A	14,800	18
*,3	Shanghai Shimao Co. Ltd.	273,212	17
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	10,910	11
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Kangmei Pharmaceutical Co. Ltd.	627,658	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	—
			32,995,030
Colombia (0.1%)
	Bancolombia SA ADR	1,137,814	36,308
	Interconexion Electrica SA ESP	5,808,479	23,075
	Ecopetrol SA	43,961,433	16,888
	Cementos Argos SA	6,334,443	12,296
[2]	Ecopetrol SA ADR	882,134	6,792
	Bancolombia SA	3,941	34
			95,393
Czech Republic (0.1%)
	CEZ A/S	2,048,830	79,382
	Komercni Banka A/S	980,607	33,884
[1]	Moneta Money Bank A/S	4,540,080	22,639
[2]	Colt CZ Group SE	106,928	2,830
			138,735
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	29,383,636	48,022
	Talaat Moustafa Group	13,352,689	16,124
	Eastern Co. SAE	16,591,765	9,254
*	EFG Holding S.A.E.	15,443,137	6,985
*	Fawry for Banking & Payment Technology Services SAE	34,694,874	5,599
	Telecom Egypt Co.	4,310,572	2,957
			88,941

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
Greece (0.5%)
	National Bank of Greece SA	10,868,164	85,149
	Eurobank Ergasias Services & Holdings SA	32,771,012	67,811
	Metlen Energy & Metals SA	1,437,374	50,497
	Piraeus Financial Holdings SA	13,263,666	49,975
	OPAP SA	2,477,956	42,336
	Alpha Services & Holdings SA	27,844,735	41,943
	JUMBO SA	1,442,181	38,491
	Hellenic Telecommunications Organization SA	2,321,601	38,362
	Public Power Corp. SA	2,676,753	35,193
	Titan Cement International SA	517,741	18,515
	Motor Oil Hellas Corinth Refineries SA	758,454	16,197
	Terna Energy SA	707,213	15,242
	GEK Terna SA	742,097	14,006
	Optima bank SA	875,948	12,287
	HELLENiQ ENERGY Holdings SA	1,241,650	9,338
*	LAMDA Development SA	1,036,542	8,326
	Athens International Airport SA	694,040	5,954
	Aegean Airlines SA	495,340	5,393
	Cenergy Holdings SA	470,634	4,473
	Holding Co. ADMIE IPTO SA	1,577,580	4,076
	Sarantis SA	336,267	4,024
	Autohellas Tourist & Trading SA	274,468	3,391
	Hellenic Exchanges - Athens Stock Exchange SA	720,685	3,318
	Athens Water Supply & Sewage Co. SA	511,247	3,225
	Viohalco SA	568,387	3,191
*	Intrakat Technical & Energy Projects SA	590,392	3,157
*	Intralot SA-Integrated Information Systems & Gaming Services	2,552,672	2,816
	Fourlis Holdings SA	595,885	2,390
	Ellaktor SA	1,174,012	2,271
	Quest Holdings SA	370,977	2,241
	Ideal Holdings SA	288,514	1,909
	Intracom Holdings SA (Registered)	625,933	1,881
	Piraeus Port Authority SA	48,852	1,475
*,3	FF Group	397,542	—
			598,853
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	55,274,000	34,395
*,3	Guoen Holdings Ltd.	515,756	30
			34,425
Hungary (0.2%)
	OTP Bank Nyrt.	2,973,440	148,036
	Richter Gedeon Nyrt.	1,901,488	54,958
	MOL Hungarian Oil & Gas plc	5,759,673	39,969
	Magyar Telekom Telecommunications plc	4,721,533	14,456
	Opus Global Nyrt.	2,899,292	4,049
			261,468
Iceland (0.1%)
	Marel HF	7,406,307	31,228
[1]	Arion Banki HF	18,507,354	21,255
*	Alvotech SA	1,087,912	14,306
	Islandsbanki HF	14,988,740	13,784
	Hagar hf	14,044,532	9,731
*	Kvika banki hf	61,418,919	8,471
	Reitir fasteignafelag hf	10,033,179	7,128
	Festi hf	3,033,569	5,505
	Hampidjan HF	4,753,513	4,132
	Eimskipafelag Islands hf	1,439,164	3,795
	Sjova-Almennar Tryggingar hf	9,669,539	3,227
	Vatryggingafelag Islands Hf	22,649,583	3,160
*	Icelandair Group HF	271,737,249	2,182
*	Olgerdin Egill Skallagrims HF	14,751,034	1,850
	Siminn HF	764,192	65
			129,819
India (23.0%)
	HDFC Bank Ltd.	73,008,379	1,500,666
	Reliance Industries Ltd.	86,205,474	1,363,079
	Infosys Ltd.	45,524,245	949,847

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	ICICI Bank Ltd.	50,152,925	769,324
	Bharti Airtel Ltd. (XNSE)	33,739,625	645,793
	Tata Consultancy Services Ltd.	13,411,935	630,859
	Axis Bank Ltd.	29,648,051	407,280
	Mahindra & Mahindra Ltd.	11,860,294	382,998
	Larsen & Toubro Ltd.	8,743,053	375,573
	Hindustan Unilever Ltd.	11,509,976	345,573
	Sun Pharmaceutical Industries Ltd.	14,096,384	309,349
	NTPC Ltd.	61,387,526	296,906
	HCL Technologies Ltd.	13,737,539	287,453
	Tata Motors Ltd.	27,397,504	270,990
	Bajaj Finance Ltd.	3,245,515	265,096
*	Zomato Ltd.	89,037,581	255,449
	Maruti Suzuki India Ltd.	1,789,353	234,857
	ITC Ltd.	38,896,207	225,672
	Power Grid Corp. of India Ltd.	54,304,826	206,574
	Asian Paints Ltd.	5,895,771	205,338
	Titan Co. Ltd.	5,276,266	204,375
	Trent Ltd.	2,355,500	199,047
	UltraTech Cement Ltd.	1,488,108	195,412
	Tata Steel Ltd.	109,019,704	191,605
	State Bank of India	19,520,766	189,962
	Kotak Mahindra Bank Ltd.	9,027,946	185,346
	Oil & Natural Gas Corp. Ltd.	50,308,883	158,660
	Coal India Ltd.	29,437,552	157,902
*	Jio Financial Services Ltd.	40,967,537	156,693
	Bharat Electronics Ltd.	46,374,064	156,540
	Adani Ports & Special Economic Zone Ltd.	9,564,285	156,048
	Grasim Industries Ltd.	4,849,808	155,318
	Tech Mahindra Ltd.	7,886,856	150,119
	JSW Steel Ltd.	13,088,626	149,440
	Hindalco Industries Ltd.	17,910,604	145,334
	Adani Enterprises Ltd.	4,050,539	141,670
	Shriram Finance Ltd.	3,636,299	135,006
	Cipla Ltd.	6,928,288	127,458
	Nestle India Ltd.	4,675,527	125,739
	Hindustan Aeronautics Ltd.	2,462,319	123,909
*	Suzlon Energy Ltd.	152,809,838	121,177
	Max Healthcare Institute Ltd.	9,603,047	115,922
*,1	InterGlobe Aviation Ltd.	2,402,509	115,415
	Divi's Laboratories Ltd.	1,649,270	115,268
	Vedanta Ltd.	20,444,078	112,538
[1]	HDFC Life Insurance Co. Ltd.	12,745,727	108,868
	Apollo Hospitals Enterprise Ltd.	1,291,569	107,600
	Varun Beverages Ltd.	15,101,856	107,356
*	Adani Power Ltd.	15,013,591	105,413
	Britannia Industries Ltd.	1,548,318	105,267
	Eicher Motors Ltd.	1,808,743	104,975
[1]	SBI Life Insurance Co. Ltd.	5,438,754	104,711
*	Adani Green Energy Ltd.	5,458,116	103,375
	Bajaj Finserv Ltd.	4,948,110	102,680
	Bajaj Auto Ltd.	871,677	101,807
	Power Finance Corp. Ltd.	18,792,062	100,956
	Hero MotoCorp Ltd.	1,697,878	100,396
	Tata Consumer Products Ltd.	8,401,813	99,958
	REC Ltd.	16,146,031	99,688
	Tata Power Co. Ltd.	19,042,250	99,259
	Wipro Ltd.	14,968,823	97,438
	Siemens Ltd.	1,158,021	95,799
	Bharat Petroleum Corp. Ltd.	25,946,863	95,713
	TVS Motor Co. Ltd.	3,073,010	90,961
*,1	Avenue Supermarts Ltd.	1,941,849	90,631
	Indian Oil Corp. Ltd.	53,282,849	89,802
	Info Edge India Ltd.	993,932	87,699
	Dr Reddy's Laboratories Ltd.	5,786,070	87,519
	Indian Hotels Co. Ltd. Class A	10,767,635	86,354
	Persistent Systems Ltd.	1,314,108	83,671
*	PB Fintech Ltd.	4,084,534	82,526
	Lupin Ltd.	3,131,919	81,263
	GAIL India Ltd.	34,246,779	81,147

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1]	LTIMindtree Ltd.	1,190,651	80,570
	Cholamandalam Investment & Finance Co. Ltd.	5,334,859	80,423
	DLF Ltd.	8,102,727	78,764
	Dixon Technologies India Ltd.	468,311	78,133
	Samvardhana Motherson International Ltd.	34,984,499	74,957
	Coforge Ltd.	824,858	74,371
	Pidilite Industries Ltd.	1,980,476	73,951
	Cummins India Ltd.	1,760,534	73,027
	Godrej Consumer Products Ltd.	4,719,800	71,915
	Ambuja Cements Ltd.	10,416,269	71,809
	Tube Investments of India Ltd.	1,349,651	71,754
[1]	ICICI Lombard General Insurance Co. Ltd.	3,140,069	71,334
	CG Power & Industrial Solutions Ltd.	8,306,015	69,367
*	Indus Towers Ltd.	17,119,873	69,078
[1]	HDFC Asset Management Co. Ltd.	1,310,220	66,862
	United Spirits Ltd.	3,775,091	64,959
*	Yes Bank Ltd.	261,693,633	63,173
	Colgate-Palmolive India Ltd.	1,730,374	62,934
	Torrent Power Ltd.	2,823,003	61,070
	Havells India Ltd.	3,130,312	60,920
	ABB India Ltd.	687,593	60,563
	Voltas Ltd.	2,981,523	58,361
*	Adani Energy Solutions Ltd.	4,954,612	57,278
	Aurobindo Pharma Ltd.	3,438,136	56,991
	Federal Bank Ltd.	23,371,913	56,532
	PI Industries Ltd.	1,049,664	55,836
	JSW Energy Ltd.	6,886,371	55,513
	Bharat Forge Ltd.	3,303,191	55,290
	Jindal Steel & Power Ltd.	5,014,269	54,725
	Hindustan Petroleum Corp. Ltd.	11,799,923	53,356
	Embassy Office Parks REIT	11,247,853	52,820
	Shree Cement Ltd.	177,184	52,702
	Marico Ltd.	6,813,142	51,767
	MRF Ltd.	35,242	51,256
	Sundaram Finance Ltd.	868,499	49,636
	Mphasis Ltd.	1,431,215	48,784
	Torrent Pharmaceuticals Ltd.	1,281,915	48,726
	SRF Ltd.	1,831,845	48,707
	Dabur India Ltd.	7,520,982	48,227
[1]	Macrotech Developers Ltd.	3,357,493	48,000
	Polycab India Ltd.	622,893	47,773
*	Max Financial Services Ltd.	3,133,331	47,742
	Bharat Heavy Electricals Ltd.	16,774,495	47,485
	Bosch Ltd.	113,697	47,428
	Fortis Healthcare Ltd.	6,354,459	47,176
*	Godrej Properties Ltd.	1,363,306	46,401
	Alkem Laboratories Ltd.	675,516	46,356
	APL Apollo Tubes Ltd.	2,539,530	45,864
	BSE Ltd.	860,083	45,426
	Ashok Leyland Ltd.	18,332,427	45,284
	UPL Ltd.	6,765,539	44,475
	Phoenix Mills Ltd.	2,446,678	44,197
*	GMR Airports Infrastructure Ltd.	46,579,425	43,731
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,955,179	43,566
[1]	Sona Blw Precision Forgings Ltd.	5,353,970	43,550
[1]	Indian Railway Finance Corp. Ltd.	23,040,512	42,542
	Bajaj Holdings & Investment Ltd.	348,793	42,388
	Supreme Industries Ltd.	823,990	41,981
	Rail Vikas Nigam Ltd.	7,321,082	40,839
	Page Industries Ltd.	79,500	40,737
*	One 97 Communications Ltd.	4,503,565	40,449
	Kalyan Jewellers India Ltd.	5,097,771	39,763
	Bank of Baroda	13,364,364	39,743
	Glenmark Pharmaceuticals Ltd.	1,961,755	39,470
	Oil India Ltd.	7,035,069	39,424
	Zydus Lifesciences Ltd.	3,318,775	39,420
	NMDC Ltd.	14,986,593	39,358
	Oracle Financial Services Software Ltd.	299,981	38,716
	Crompton Greaves Consumer Electricals Ltd.	8,331,964	38,671
*	Mankind Pharma Ltd.	1,220,257	38,615

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Solar Industries India Ltd.	317,417	38,493
	Indian Railway Catering & Tourism Corp. Ltd.	3,946,764	38,442
	Petronet LNG Ltd.	9,683,001	38,210
	NHPC Ltd.	38,802,262	37,990
*	FSN E-Commerce Ventures Ltd.	17,630,391	37,924
	State Bank of India GDR	391,659	37,766
	Tata Elxsi Ltd.	446,223	37,178
*	IDFC First Bank Ltd.	47,304,140	36,955
	Blue Star Ltd.	1,640,189	36,379
	360 ONE WAM Ltd.	2,810,405	36,367
	Container Corp. of India Ltd.	3,601,409	36,214
	Oberoi Realty Ltd.	1,529,208	35,630
	KPIT Technologies Ltd.	2,152,699	35,530
	KEI Industries Ltd.	739,228	35,520
	Balkrishna Industries Ltd.	1,045,379	35,181
[1]	AU Small Finance Bank Ltd.	4,753,668	34,556
	Ipca Laboratories Ltd.	1,785,844	33,678
	Punjab National Bank	28,742,552	33,384
	Jindal Stainless Ltd.	4,128,656	33,055
	Exide Industries Ltd.	5,991,790	32,411
	Astral Ltd.	1,541,682	32,394
	Coromandel International Ltd.	1,634,418	32,382
	Muthoot Finance Ltd.	1,406,436	32,201
	Prestige Estates Projects Ltd.	1,654,776	32,126
	Jubilant Foodworks Ltd.	4,690,743	32,047
	Computer Age Management Services Ltd.	602,686	31,753
	Tata Communications Ltd.	1,503,875	31,668
	National Aluminium Co. Ltd.	11,773,061	31,628
	Adani Total Gas Ltd.	3,625,925	30,931
	SBI Cards & Payment Services Ltd.	3,784,590	30,907
	Dr Reddy's Laboratories Ltd. ADR	408,203	30,166
	Radico Khaitan Ltd.	1,057,773	29,916
[1]	Laurus Labs Ltd.	5,088,642	29,677
	LIC Housing Finance Ltd.	3,953,885	29,584
*	Delhivery Ltd.	6,971,944	29,451
	Canara Bank	23,911,323	29,055
	Amara Raja Energy & Mobility Ltd.	1,761,494	29,022
	ACC Ltd.	1,053,681	29,008
	Tata Chemicals Ltd.	2,117,348	28,830
	Deepak Nitrite Ltd.	915,765	28,661
	Apollo Tyres Ltd.	4,792,575	28,651
	JK Cement Ltd.	552,670	28,335
	GE T&D India Ltd.	1,341,862	28,241
	Angel One Ltd.	758,138	27,366
	Union Bank of India Ltd.	19,665,318	27,271
*	Vodafone Idea Ltd.	283,285,111	27,239
	Patanjali Foods Ltd.	1,241,310	26,443
	Apar Industries Ltd.	220,213	26,307
	Gujarat Fluorochemicals Ltd.	513,656	26,278
	Tata Technologies Ltd.	2,191,347	26,141
	UNO Minda Ltd.	2,209,770	25,739
	Cholamandalam Financial Holdings Ltd.	1,258,773	25,613
	Steel Authority of India Ltd.	18,566,622	25,436
	Hindustan Zinc Ltd.	3,843,977	25,221
*	Aditya Birla Capital Ltd.	10,459,500	25,220
	Linde India Ltd.	277,475	25,191
	Mahindra & Mahindra Financial Services Ltd.	7,709,108	24,733
	Thermax Ltd.	422,429	24,724
	Multi Commodity Exchange of India Ltd.	320,092	24,696
	Indian Bank	3,489,721	24,563
	Berger Paints India Ltd.	3,771,934	24,037
	Cyient Ltd.	1,105,577	24,037
	Central Depository Services India Ltd.	1,304,954	23,917
	Carborundum Universal Ltd.	1,444,505	23,632
	Dalmia Bharat Ltd.	1,084,861	23,620
*	Five-Star Business Finance Ltd.	2,793,381	23,571
	Piramal Pharma Ltd.	7,227,857	23,006
*	Inox Wind Ltd.	8,650,245	22,850
	Brigade Enterprises Ltd.	1,631,167	22,771
	Indraprastha Gas Ltd.	4,555,660	22,716

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	AIA Engineering Ltd.	500,066	22,681
	Emami Ltd.	2,710,627	22,623
	Biocon Ltd.	6,027,285	22,616
	Hitachi Energy India Ltd.	137,691	22,549
	IRB Infrastructure Developers Ltd.	36,649,504	22,507
*	Aditya Birla Fashion & Retail Ltd.	6,113,801	22,352
	Sundram Fasteners Ltd.	1,397,086	22,342
[1]	Bandhan Bank Ltd.	10,345,844	22,306
*	Kaynes Technology India Ltd.	345,012	22,266
	Aditya Birla Real Estate Ltd.	683,956	22,225
	Elgi Equipments Ltd.	2,815,226	22,122
	IIFL Finance Ltd.	4,245,304	22,022
[1]	Syngene International Ltd.	2,137,518	21,835
*	Indian Renewable Energy Development Agency Ltd.	8,800,283	21,801
	Schaeffler India Ltd.	523,233	21,288
[2]	Wipro Ltd. ADR	3,272,719	21,207
	JB Chemicals & Pharmaceuticals Ltd.	900,675	20,985
*	Suven Pharmaceuticals Ltd.	1,346,905	20,954
	Motilal Oswal Financial Services Ltd.	1,859,552	20,656
	United Breweries Ltd.	904,636	20,643
	Himadri Speciality Chemical Ltd.	3,023,114	20,537
[1]	L&T Technology Services Ltd.	349,623	20,463
	Great Eastern Shipping Co. Ltd.	1,338,158	20,437
	Ajanta Pharma Ltd.	546,672	19,909
*,1	Krishna Institute of Medical Sciences Ltd.	3,043,010	19,719
	Atul Ltd.	211,424	19,670
	Escorts Kubota Ltd.	440,350	19,565
	Piramal Enterprises Ltd.	1,551,090	19,492
	NCC Ltd.	5,501,500	19,470
	Natco Pharma Ltd.	1,164,853	19,334
	Mazagon Dock Shipbuilders Ltd.	398,900	19,270
	L&T Finance Ltd.	11,063,752	19,164
	Kalpataru Projects International Ltd.	1,258,824	19,053
	Whirlpool of India Ltd.	802,126	18,933
	SKF India Ltd.	308,883	18,897
[1]	Aster DM Healthcare Ltd.	3,553,742	18,741
	Neuland Laboratories Ltd.	107,197	18,601
*	Reliance Power Ltd.	36,715,344	18,578
[1]	Nippon Life India Asset Management Ltd.	2,195,870	18,429
*	Global Health Ltd.	1,398,737	18,350
	Poly Medicure Ltd.	537,331	18,341
	Sonata Software Ltd.	2,527,271	18,335
	CESC Ltd.	8,188,012	18,305
	GlaxoSmithKline Pharmaceuticals Ltd.	562,641	18,126
	Navin Fluorine International Ltd.	452,923	17,888
*	Star Health & Allied Insurance Co. Ltd.	2,976,173	17,809
*	PVR Inox Ltd.	946,763	17,604
	KEC International Ltd.	1,504,533	17,592
	Redington Ltd.	7,625,923	17,583
	Lloyds Metals & Energy Ltd.	1,523,818	17,575
	Nexus Select Trust	10,223,394	17,482
*	Amber Enterprises India Ltd.	242,578	17,356
	Ramco Cements Ltd.	1,640,581	17,274
[1]	Dr Lal PathLabs Ltd.	463,128	17,109
	Timken India Ltd.	419,958	16,901
	Motherson Sumi Wiring India Ltd.	22,530,296	16,775
	Housing & Urban Development Corp. Ltd.	6,504,152	16,711
	Gujarat State Petronet Ltd.	3,619,547	16,704
[1]	Cochin Shipyard Ltd.	939,424	16,653
	UTI Asset Management Co. Ltd.	1,052,589	16,648
	Aegis Logistics Ltd.	1,749,894	16,622
	Gujarat Gas Ltd.	2,636,690	16,257
	Concord Biotech Ltd.	740,347	16,083
	Firstsource Solutions Ltd.	3,987,543	16,053
	Castrol India Ltd.	6,415,147	15,973
	Ratnamani Metals & Tubes Ltd.	363,705	15,886
	Grindwell Norton Ltd.	600,166	15,807
	Poonawalla Fincorp Ltd.	3,557,476	15,777
*	Zee Entertainment Enterprises Ltd.	10,876,944	15,736
	Aarti Industries Ltd.	2,592,594	15,693

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	3M India Ltd.	36,390	15,584
	Kajaria Ceramics Ltd.	1,088,718	15,532
	HFCL Ltd.	10,688,782	15,392
*,1	PNB Housing Finance Ltd.	1,337,083	15,291
	Bank of India	11,850,042	15,252
	Honeywell Automation India Ltd.	27,946	15,189
	LMW Ltd.	76,752	15,167
	Kirloskar Oil Engines Ltd.	1,111,958	15,123
	Anant Raj Ltd.	1,726,529	15,115
*,1	Tejas Networks Ltd.	942,266	14,980
	Titagarh Rail System Ltd.	1,012,679	14,652
	Jubilant Pharmova Ltd. Class A	1,018,328	14,644
	Triveni Turbine Ltd.	1,769,483	14,507
	Welspun Corp. Ltd.	1,683,789	14,496
	Finolex Cables Ltd.	995,159	14,452
	Strides Pharma Science Ltd.	778,899	14,385
*	Reliance Infrastructure Ltd.	4,323,031	14,358
	CRISIL Ltd.	219,961	14,310
	Narayana Hrudayalaya Ltd.	937,007	14,158
	Godfrey Phillips India Ltd.	179,421	14,115
	NBCC India Ltd.	12,202,066	14,022
	Praj Industries Ltd.	1,590,891	13,949
	Tata Investment Corp. Ltd.	170,817	13,939
	Finolex Industries Ltd.	3,858,464	13,886
*	Wockhardt Ltd.	968,703	13,836
	ZF Commercial Vehicle Control Systems India Ltd.	80,944	13,792
	Bata India Ltd.	842,225	13,545
	NLC India Ltd.	4,445,583	13,535
	BASF India Ltd.	148,308	13,506
	Karur Vysya Bank Ltd.	5,017,718	13,460
*	VA Tech Wabag Ltd.	637,630	13,414
	Birlasoft Ltd.	2,061,386	13,407
	Manappuram Finance Ltd.	7,145,851	13,289
	Vedant Fashions Ltd.	795,008	13,231
*	Jaiprakash Power Ventures Ltd.	61,051,937	13,191
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	869,457	12,892
	Bayer CropScience Ltd.	162,718	12,799
*	Affle India Ltd.	700,013	12,748
[1]	Mindspace Business Parks REIT	2,860,584	12,654
*	Honasa Consumer Ltd.	2,703,866	12,643
	Can Fin Homes Ltd.	1,228,603	12,642
	Ramkrishna Forgings Ltd.	1,157,946	12,629
	SJVN Ltd.	9,378,889	12,541
	Asahi India Glass Ltd.	1,408,991	12,536
	CMS Info Systems Ltd.	1,966,786	12,528
	Zensar Technologies Ltd.	1,500,756	12,505
	Mahanagar Gas Ltd.	725,878	12,412
	IIFL Securities Ltd.	2,741,149	12,343
*	Aavas Financiers Ltd.	617,164	12,245
[1]	Endurance Technologies Ltd.	431,513	12,151
	PG Electroplast Ltd.	1,605,582	12,110
	BEML Ltd.	250,869	12,097
	Bharat Dynamics Ltd.	940,979	12,088
	EID Parry India Ltd.	1,264,316	12,083
	Newgen Software Technologies Ltd.	790,069	12,010
[1]	RBL Bank Ltd.	5,933,597	11,918
	Sobha Ltd.	631,276	11,892
	EIH Ltd.	2,751,707	11,870
	KPR Mill Ltd.	1,070,288	11,844
[1]	Indian Energy Exchange Ltd.	5,602,500	11,800
	Chambal Fertilisers & Chemicals Ltd.	2,052,629	11,761
	Granules India Ltd.	1,739,738	11,760
	JSW Infrastructure Ltd.	3,152,643	11,747
	Rainbow Children's Medicare Ltd.	607,795	11,652
	Jindal Saw Ltd.	3,089,258	11,582
	Hindustan Copper Ltd.	3,276,614	11,386
	Balrampur Chini Mills Ltd.	1,517,699	11,305
[1]	PowerGrid Infrastructure Investment Trust	10,453,215	11,246
*	Devyani International Ltd.	5,588,342	11,222
	Swan Energy Ltd.	1,891,126	11,171

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Voltamp Transformers Ltd.	80,066	11,037
	Marksans Pharma Ltd.	3,203,463	11,003
[1]	IndiaMart InterMesh Ltd.	369,891	10,970
	Genus Power Infrastructures Ltd.	2,236,866	10,968
	Sammaan Capital Ltd.	6,397,617	10,923
	Jyothy Labs Ltd.	1,775,741	10,916
	Nuvama Wealth Management Ltd.	130,909	10,846
*,1	Lemon Tree Hotels Ltd.	7,765,012	10,826
	V-Guard Industries Ltd.	2,079,228	10,720
	Nava Ltd.	938,281	10,698
	Aptus Value Housing Finance India Ltd.	2,476,281	10,475
	Zen Technologies Ltd.	470,168	10,464
	Edelweiss Financial Services Ltd.	8,053,976	10,461
	Bombay Burmah Trading Co.	317,150	10,424
	Kfin Technologies Ltd.	877,129	10,406
	Olectra Greentech Ltd.	534,939	10,401
	Intellect Design Arena Ltd.	1,191,681	10,400
	Sumitomo Chemical India Ltd.	1,518,582	10,342
	Techno Electric & Engineering Co. Ltd.	557,535	10,320
	Usha Martin Ltd.	2,045,721	10,315
	Anand Rathi Wealth Ltd.	208,775	10,201
	Sun TV Network Ltd.	1,133,919	10,135
*	Godrej Industries Ltd.	819,323	10,110
*,1	Eris Lifesciences Ltd.	642,728	10,089
	HBL Power Systems Ltd.	1,508,633	10,022
	Data Patterns India Ltd.	348,817	9,988
	TVS Holdings Ltd.	66,724	9,892
	Jupiter Wagons Ltd.	1,619,880	9,891
	Gillette India Ltd.	82,948	9,816
	Ceat Ltd.	290,669	9,675
*	Chalet Hotels Ltd.	925,505	9,561
*	Sapphire Foods India Ltd.	2,505,175	9,549
	LT Foods Ltd.	2,049,596	9,475
*	Sterling & Wilson Renewable	1,364,223	9,471
	JBM Auto Ltd.	493,843	9,463
	City Union Bank Ltd.	4,525,344	9,424
	Sanofi India Ltd.	116,180	9,385
*	Raymond Lifestyle Ltd.	355,875	9,356
*	Equinox India Developments Ltd.	7,145,645	9,333
	Craftsman Automation Ltd.	154,058	9,310
	eClerx Services Ltd.	268,469	9,270
[1]	General Insurance Corp. of India	2,107,167	9,203
	CIE Automotive India Ltd.	1,554,425	9,143
[1]	ICICI Securities Ltd.	872,991	8,986
*	SignatureGlobal India Ltd.	549,876	8,886
	Shyam Metalics & Energy Ltd.	875,389	8,797
	Kansai Nerolac Paints Ltd.	2,596,709	8,768
	Relaxo Footwears Ltd.	956,381	8,766
	Jubilant Ingrevia Ltd.	1,030,872	8,763
*	Gokaldas Exports Ltd.	822,561	8,761
*	India Cements Ltd.	2,018,212	8,712
	JM Financial Ltd.	5,259,312	8,705
	Aditya Birla Sun Life Asset Management Co. Ltd.	910,082	8,569
	Raymond Ltd.	440,433	8,551
	Alembic Pharmaceuticals Ltd.	637,088	8,530
*	Hindustan Construction Co. Ltd.	17,714,010	8,529
*	Adani Wilmar Ltd.	2,079,235	8,529
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,145,333	8,494
*	NMDC Steel Ltd.	15,036,357	8,459
	Vinati Organics Ltd.	360,527	8,453
	ION Exchange India Ltd.	1,011,622	8,434
[1]	Home First Finance Co. India Ltd.	598,003	8,371
[1]	IRCON International Ltd.	3,234,135	8,340
	Electrosteel Castings Ltd.	4,270,423	8,318
	Century Plyboards India Ltd.	825,497	8,309
	Engineers India Ltd.	3,593,141	8,292
	Bikaji Foods International Ltd.	814,724	8,224
	Gujarat Pipavav Port Ltd.	3,510,920	8,207
	Arvind Ltd.	1,851,147	8,137
	Vardhman Textiles Ltd.	1,457,309	8,135

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	DCM Shriram Ltd.	652,502	8,117
	Akzo Nobel India Ltd.	152,844	8,001
	Bank of Maharashtra	12,294,258	7,993
	Action Construction Equipment Ltd.	499,998	7,975
*	Westlife Foodworld Ltd.	881,235	7,951
[1]	Metropolis Healthcare Ltd.	311,166	7,916
	Tanla Platforms Ltd.	876,639	7,808
	Elecon Engineering Co. Ltd.	1,145,308	7,795
	CreditAccess Grameen Ltd.	669,712	7,794
	Safari Industries India Ltd.	295,740	7,744
	JK Tyre & Industries Ltd.	1,596,956	7,497
	Bharti Airtel Ltd.	522,634	7,476
*	PTC Industries Ltd.	52,397	7,466
	JK Lakshmi Cement Ltd.	769,647	7,403
	IDBI Bank Ltd.	7,468,652	7,389
[1]	Quess Corp. Ltd.	862,464	7,382
	Blue Dart Express Ltd.	75,884	7,333
	Mrs Bectors Food Specialities Ltd.	324,955	7,295
	Garden Reach Shipbuilders & Engineers Ltd.	381,421	7,293
	Godawari Power & Ispat Ltd.	3,145,740	7,289
	AstraZeneca Pharma India Ltd.	80,341	7,270
	CCL Products India Ltd.	899,065	7,236
	RR Kabel Ltd.	404,520	7,216
	Gujarat State Fertilizers & Chemicals Ltd.	2,900,820	7,174
*	Sanofi Consumer Healthcare India Ltd.	122,279	7,161
	Mastek Ltd.	208,853	7,150
*	Nazara Technologies Ltd.	628,451	7,034
	BLS International Services Ltd.	1,490,471	7,019
	Pfizer Ltd.	115,070	6,964
*	Medplus Health Services Ltd.	874,823	6,933
	Texmaco Rail & Engineering Ltd.	2,608,763	6,866
*	Schneider Electric Infrastructure Ltd.	743,486	6,865
	Sudarshan Chemical Industries Ltd.	549,330	6,831
	GHCL Ltd.	963,962	6,815
	Happiest Minds Technologies Ltd.	749,740	6,794
[1]	New India Assurance Co. Ltd.	2,895,985	6,721
	Zydus Wellness Ltd.	290,105	6,713
	PTC India Ltd.	3,076,754	6,631
	Infibeam Avenues Ltd.	19,181,797	6,620
	ITD Cementation India Ltd.	987,778	6,606
	Trident Ltd.	15,988,309	6,559
	KSB Ltd.	688,935	6,546
[1]	KPI Green Energy Ltd.	699,573	6,438
*	V-Mart Retail Ltd.	126,127	6,378
	KNR Constructions Ltd.	1,806,816	6,358
	Saregama India Ltd.	979,191	6,248
	Minda Corp. Ltd.	1,022,155	6,233
*	RattanIndia Power Ltd.	35,881,388	6,126
	EPL Ltd.	1,905,345	6,117
	Arvind Fashions Ltd.	900,404	6,050
	Bajaj Electricals Ltd.	584,646	6,045
[1]	Sansera Engineering Ltd.	334,586	6,036
	Kirloskar Pneumatic Co. Ltd.	304,807	6,012
	NIIT Learning Systems Ltd.	1,154,388	5,972
	Graphite India Ltd.	942,482	5,919
	Rhi Magnesita India Ltd.	829,088	5,830
	AurionPro Solutions Ltd.	297,248	5,809
	Cello World Ltd.	589,694	5,798
	Route Mobile Ltd.	320,993	5,795
	RITES Ltd.	1,623,691	5,785
[1]	Equitas Small Finance Bank Ltd.	6,946,931	5,755
*	IFCI Ltd.	8,415,339	5,752
*	Nuvoco Vistas Corp. Ltd.	1,370,777	5,737
*	Rategain Travel Technologies Ltd.	640,286	5,710
	TTK Prestige Ltd.	555,978	5,708
	Care Ratings Ltd.	329,200	5,707
*	Tata Teleservices Maharashtra Ltd.	6,529,355	5,684
	Welspun Living Ltd.	3,144,428	5,672
	Railtel Corp. of India Ltd.	1,137,978	5,667
	Mahindra Lifespace Developers Ltd.	961,481	5,639

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	PNC Infratech Ltd.	1,493,424	5,619
	Fine Organic Industries Ltd.	97,053	5,599
	Garware Technical Fibres Ltd.	116,269	5,582
	Shipping Corp. of India Ltd.	2,166,452	5,553
*	Restaurant Brands Asia Ltd.	5,138,037	5,522
	Karnataka Bank Ltd.	2,133,507	5,486
	Clean Science & Technology Ltd.	301,519	5,468
	Cera Sanitaryware Ltd.	64,120	5,462
	Supreme Petrochem Ltd.	609,868	5,461
	Jammu & Kashmir Bank Ltd.	4,572,314	5,445
	Metro Brands Ltd.	381,593	5,434
	JK Paper Ltd.	989,306	5,417
*	Rajesh Exports Ltd.	1,767,429	5,410
	HEG Ltd.	1,052,290	5,401
*	Shree Renuka Sugars Ltd.	10,516,390	5,356
	Procter & Gamble Health Ltd.	85,965	5,352
	Orient Electric Ltd.	1,819,996	5,345
[1]	Godrej Agrovet Ltd.	618,408	5,249
	Archean Chemical Industries Ltd.	679,666	5,206
	GMM Pfaudler Ltd.	311,478	5,165
	Capri Global Capital Ltd.	2,143,923	5,134
	VIP Industries Ltd.	905,488	5,129
	Balaji Amines Ltd.	201,441	5,082
	Rallis India Ltd.	1,254,320	5,044
	Vesuvius India Ltd.	78,845	4,936
*	Sterlite Technologies Ltd.	3,499,162	4,910
	Rain Industries Ltd.	2,560,754	4,904
	Avanti Feeds Ltd.	699,902	4,883
	Chennai Petroleum Corp. Ltd.	642,983	4,871
[1]	Ujjivan Small Finance Bank Ltd.	10,688,068	4,827
*	Chemplast Sanmar Ltd.	835,653	4,758
	Astra Microwave Products Ltd.	506,356	4,749
	South Indian Bank Ltd.	16,135,289	4,693
	Birla Corp. Ltd.	335,204	4,647
*	MTAR Technologies Ltd.	233,731	4,630
	Gateway Distriparks Ltd.	4,393,559	4,588
	Mangalore Refinery & Petrochemicals Ltd.	2,596,418	4,553
[1]	IRB InvIT Fund	6,237,314	4,520
	Alkyl Amines Chemicals	181,607	4,507
*	TVS Supply Chain Solutions Ltd.	1,983,885	4,431
*	Central Bank of India Ltd.	6,375,951	4,374
	Tamilnad Mercantile Bank Ltd.	808,083	4,323
*	TeamLease Services Ltd.	129,237	4,284
*	Alok Industries Ltd.	15,988,481	4,255
	NOCIL Ltd.	1,246,280	4,251
*	Sheela Foam Ltd.	426,766	4,213
	Jupiter Life Line Hospitals Ltd.	261,467	4,164
	Symphony Ltd.	221,867	4,098
	Maharashtra Seamless Ltd.	524,617	3,895
	Syrma SGS Technology Ltd.	631,407	3,866
	Suprajit Engineering Ltd.	627,016	3,821
	Polyplex Corp. Ltd.	279,105	3,795
	Galaxy Surfactants Ltd.	106,109	3,695
*	TV18 Broadcast Ltd.	6,183,849	3,694
*	G R Infraprojects Ltd.	189,688	3,636
*	Just Dial Ltd.	260,331	3,505
*	Campus Activewear Ltd.	996,514	3,486
*	Dhani Services Ltd.	4,913,544	3,337
	KRBL Ltd.	950,571	3,296
*	Borosil Renewables Ltd.	589,501	3,114
[1]	Dilip Buildcon Ltd.	520,988	3,100
*	Jai Balaji Industries Ltd.	237,029	3,052
	Paisalo Digital Ltd.	5,338,879	2,926
	Bajaj Consumer Care Ltd.	1,072,786	2,916
	DCB Bank Ltd.	1,966,777	2,861
	Kaveri Seed Co. Ltd.	254,918	2,760
	Vaibhav Global Ltd.	689,603	2,415
	Thomas Cook India Ltd.	1,031,722	2,373
	Vakrangee Ltd.	7,329,363	2,312
	Allcargo Logistics Ltd.	3,338,804	2,239

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	NIIT Ltd.	1,211,073	2,222
*,3	Brightcom Group Ltd.	21,948,203	2,112
*	Sun Pharma Advanced Research Co. Ltd.	785,712	2,005
*,3	Odigma Consultancy Solutions Ltd.	215,525	326
			25,987,395
Indonesia (1.9%)
	Bank Central Asia Tbk. PT	718,624,850	468,529
	Bank Rakyat Indonesia Persero Tbk. PT	904,712,160	275,805
	Bank Mandiri Persero Tbk. PT	574,343,650	243,820
	Telkom Indonesia Persero Tbk. PT	599,422,552	107,142
*	Amman Mineral Internasional PT	161,898,000	94,356
	Astra International Tbk. PT	262,054,381	85,075
	Bank Negara Indonesia Persero Tbk. PT	193,650,352	64,589
*	GoTo Gojek Tokopedia Tbk. PT Class A	12,598,607,900	54,382
	Sumber Alfaria Trijaya Tbk. PT	244,002,000	51,526
*	Merdeka Copper Gold Tbk. PT	230,135,000	35,575
	United Tractors Tbk. PT	19,294,027	33,678
	Charoen Pokphand Indonesia Tbk. PT	95,365,423	31,926
	Adaro Energy Indonesia Tbk. PT	136,022,279	31,307
*	Bumi Resources Minerals Tbk. PT	1,319,826,025	30,854
	Indofood Sukses Makmur Tbk. PT	57,901,408	28,014
	Kalbe Farma Tbk. PT	240,299,284	24,759
	Indofood CBP Sukses Makmur Tbk. PT	29,699,747	23,307
	Barito Pacific Tbk. PT	323,261,025	20,466
	Indah Kiat Pulp & Paper Tbk. PT	34,490,168	17,716
	Perusahaan Gas Negara Tbk. PT	137,133,479	13,657
*	Bumi Resources Tbk. PT	1,508,994,295	13,353
	Mitra Keluarga Karyasehat Tbk. PT	72,537,000	12,511
	Sarana Menara Nusantara Tbk. PT	243,435,200	12,409
	Indosat Tbk. PT	71,548,400	11,387
*	Bank Jago Tbk. PT	62,797,700	11,328
	Semen Indonesia Persero Tbk. PT	43,998,007	11,063
	Aneka Tambang Tbk.	106,739,510	10,852
	Japfa Comfeed Indonesia Tbk. PT	91,274,000	10,641
	Siloam International Hospitals Tbk. PT	44,132,100	10,560
	Bank Syariah Indonesia Tbk. PT	53,769,690	10,348
	Elang Mahkota Teknologi Tbk. PT	313,618,200	10,186
	Bukit Asam Tbk. PT	53,847,644	10,143
	Dayamitra Telekomunikasi PT	240,396,000	9,646
	Ciputra Development Tbk. PT	112,797,550	9,630
	Mitra Adiperkasa Tbk. PT	93,616,026	9,406
	AKR Corporindo Tbk. PT	109,373,725	9,401
	Unilever Indonesia Tbk. PT	72,866,355	9,120
	Pakuwon Jati Tbk. PT	295,205,667	8,985
	Jasa Marga Persero Tbk. PT	28,954,904	8,931
	Indocement Tunggal Prakarsa Tbk. PT	18,203,401	8,333
	XL Axiata Tbk. PT	58,164,608	8,328
	ESSA Industries Indonesia Tbk. PT	129,663,945	8,136
*	Petrindo Jaya Kreasi Tbk. PT	16,670,233	8,067
	Indo Tambangraya Megah Tbk. PT	4,966,480	7,938
*	Bumi Serpong Damai Tbk. PT	98,738,201	7,651
	Mayora Indah Tbk. PT	45,445,000	7,524
	Cisarua Mountain Dairy PT Tbk.	20,690,632	7,511
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,750,300	7,425
	Map Aktif Adiperkasa PT	106,452,900	7,358
	Summarecon Agung Tbk. PT	164,455,408	7,020
*	Adaro Minerals Indonesia Tbk. PT	77,333,699	6,891
	Medco Energi Internasional Tbk. PT	84,363,742	6,878
*	Bukalapak.com PT Tbk.	822,947,800	6,700
*	Panin Financial Tbk. PT	219,355,231	6,644
	BFI Finance Indonesia Tbk. PT	103,381,500	6,521
*	Bank Pan Indonesia Tbk. PT	53,639,700	6,483
*	Vale Indonesia Tbk. PT	26,547,130	6,449
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	5,941
	Trimegah Bangun Persada Tbk. PT	103,374,100	5,917
	Avia Avian Tbk. PT	190,181,800	5,784
	Aspirasi Hidup Indonesia Tbk. PT	89,553,456	5,130
*	Gudang Garam Tbk. PT	5,693,930	5,106
	PT Tower Bersama Infrastructure Tbk.	39,334,021	4,764

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	MNC Digital Entertainment Tbk. PT	49,286,980	4,078
*	Lippo Karawaci Tbk. PT	429,906,288	3,369
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,282
*	Timah Tbk. PT	35,634,874	2,947
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,933
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	75,289,000	2,924
	Matahari Department Store Tbk. PT	25,739,667	2,515
	Surya Citra Media Tbk. PT	276,160,055	2,430
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,030,941	2,248
	Bank BTPN Syariah Tbk. PT	31,867,700	2,160
	Astra Agro Lestari Tbk. PT	4,963,013	2,139
*	Bank Neo Commerce Tbk. PT	124,272,905	2,107
*	Media Nusantara Citra Tbk. PT	72,254,124	1,519
*	Global Mediacom Tbk. PT	106,920,903	1,514
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,462
*	Smartfren Telecom Tbk. PT	256,706,000	441
*	Bank Bukopin Tbk. PT	3,149,968	12
			2,138,962
Kuwait (0.8%)
	Kuwait Finance House KSCP	147,110,519	345,379
	National Bank of Kuwait SAKP	103,532,039	286,691
	Mobile Telecommunications Co. KSCP	28,124,970	41,840
	Boubyan Bank KSCP	18,384,864	33,428
	Gulf Bank KSCP	27,900,052	28,525
	Mabanee Co. KPSC	9,026,894	24,577
	National Industries Group Holding SAK	25,151,127	19,690
	Agility Public Warehousing Co. KSC	20,292,164	16,467
	Boubyan Petrochemicals Co. KSCP	5,177,008	11,302
	Humansoft Holding Co. KSC	1,261,805	10,743
	Al Ahli Bank of Kuwait KSCP	11,622,281	10,610
	Boursa Kuwait Securities Co. KPSC	1,394,257	9,686
*	Warba Bank KSCP	14,862,835	9,238
	Burgan Bank SAK	13,972,001	8,403
*	Kuwait Projects Co. Holding KSCP	24,332,356	7,938
	Kuwait International Bank KSCP	12,227,819	7,600
	Salhia Real Estate Co. KSCP	5,409,763	7,593
	Commercial Real Estate Co. KSC	15,488,885	7,423
	Kuwait Real Estate Co. KSC	9,340,079	7,273
	Kuwait Telecommunications Co.	3,482,237	6,382
	Gulf Cables & Electrical Industries Group Co. KSCP	1,118,054	6,061
	Integrated Holding Co. KCSC	2,276,334	3,784
*	National Real Estate Co. KPSC	13,954,613	3,536
*	Jazeera Airways Co. KSCP	896,169	3,012
*	Alimtiaz Investment Group KSC	13,047,976	2,048
			919,229
Malaysia (2.0%)
	Malayan Banking Bhd.	98,908,872	236,868
	CIMB Group Holdings Bhd.	108,556,008	196,848
	Public Bank Bhd.	193,159,090	194,373
	Tenaga Nasional Bhd.	59,573,351	190,584
	IHH Healthcare Bhd.	40,155,335	66,455
	Gamuda Bhd.	32,515,517	63,125
	Press Metal Aluminium Holdings Bhd.	47,822,040	51,469
	SD Guthrie Bhd.	47,493,679	49,806
	MISC Bhd.	28,195,196	48,229
	Petronas Gas Bhd.	12,065,563	47,542
	Petronas Chemicals Group Bhd.	36,724,112	45,231
	AMMB Holdings Bhd.	36,176,845	41,999
	Celcomdigi Bhd.	52,201,433	40,485
	RHB Bank Bhd.	26,997,200	39,462
	Hong Leong Bank Bhd.	8,280,272	38,630
	Kuala Lumpur Kepong Bhd.	7,329,557	35,712
	IOI Corp. Bhd.	38,673,290	33,219
	Malaysia Airports Holdings Bhd.	14,357,234	33,214
	Maxis Bhd.	38,098,760	31,370
	Axiata Group Bhd.	59,262,749	30,475
	IJM Corp. Bhd.	43,409,434	29,769
[1]	MR DIY Group M Bhd.	58,082,950	28,946
	PPB Group Bhd.	9,094,360	28,905

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	YTL Corp. Bhd.	64,390,250	28,784
	Sime Darby Bhd.	52,541,036	27,708
	Genting Bhd.	29,013,324	26,064
	Sunway Bhd.	25,941,800	25,770
	Inari Amertron Bhd.	39,748,000	25,768
	QL Resources Bhd.	21,518,745	23,528
	Dialog Group Bhd.	49,575,960	23,385
	Telekom Malaysia Bhd.	15,567,078	23,047
	YTL Power International Bhd.	32,821,200	22,862
	Genting Malaysia Bhd.	38,532,237	19,663
	Nestle Malaysia Bhd.	823,557	18,764
	Petronas Dagangan Bhd.	4,464,507	18,262
	Yinson Holdings Bhd.	28,444,340	17,537
	Bursa Malaysia Bhd.	7,738,700	15,946
	TIME dotCom Bhd.	14,260,980	15,839
*	Top Glove Corp. Bhd.	65,333,590	15,832
	Hartalega Holdings Bhd.	21,870,510	15,751
	KPJ Healthcare Bhd.	32,392,600	15,384
	Alliance Bank Malaysia Bhd.	15,078,417	15,102
	Fraser & Neave Holdings Bhd.	2,074,900	14,627
	Sime Darby Property Bhd.	44,332,055	14,275
	Frontken Corp. Bhd.	16,404,150	14,235
	Hong Leong Financial Group Bhd.	3,213,341	13,651
	My EG Services Bhd.	68,178,200	12,855
	United Plantations Bhd.	2,057,400	12,612
	SP Setia Bhd. Group	33,227,945	10,606
	HAP Seng Consolidated Bhd.	11,824,200	10,510
	IOI Properties Group Bhd.	19,856,400	10,272
	Kossan Rubber Industries Bhd.	19,659,200	9,374
	Axis REIT	21,320,100	8,700
	Bank Islam Malaysia Bhd.	13,811,850	8,512
	Scientex Bhd.	7,976,400	8,066
	Mah Sing Group Bhd.	20,420,034	7,948
	Heineken Malaysia Bhd.	1,530,573	7,930
	VS Industry Bhd.	35,667,000	7,863
	Pentamaster Corp. Bhd.	7,883,450	6,878
	CTOS Digital Bhd.	23,285,000	6,125
	Malaysian Pacific Industries Bhd.	1,026,500	6,036
*	Greatech Technology Bhd.	12,026,200	5,979
*	Bumi Armada Bhd.	52,333,928	5,940
	Bermaz Auto Bhd.	12,412,200	5,812
	MBSB Bhd.	32,367,600	5,437
	IGB REIT	11,024,000	5,226
	D&O Green Technologies Bhd.	8,812,900	4,602
	UEM Sunrise Bhd.	20,475,600	4,468
*	Berjaya Corp. Bhd.	60,563,459	4,390
*	Chin Hin Group Bhd.	6,796,500	4,039
	Padini Holdings Bhd.	4,938,237	3,951
	Sports Toto Bhd.	11,234,760	3,885
*	Supermax Corp. Bhd.	20,396,229	3,760
	Syarikat Takaful Malaysia Keluarga Bhd.	4,084,000	3,683
	Malaysian Resources Corp. Bhd.	28,642,700	3,587
	Cahya Mata Sarawak Bhd.	11,343,100	3,571
	Hibiscus Petroleum Bhd.	7,584,520	3,465
	British American Tobacco Malaysia Bhd.	1,933,234	3,181
	DRB-Hicom Bhd.	12,096,400	2,885
*	Dagang NeXchange Bhd.	35,342,600	2,839
	Velesto Energy Bhd.	60,415,127	2,605
*	UWC Bhd.	4,641,700	2,469
*	WCT Holdings Bhd.	11,980,664	2,456
	Carlsberg Brewery Malaysia Bhd.	524,500	2,321
	FGV Holdings Bhd.	8,148,300	2,078
*,1	Lotte Chemical Titan Holding Bhd.	7,770,147	1,666
*	Astro Malaysia Holdings Bhd.	22,582,973	1,261
*	PMB Technology Bhd.	1,165,824	457
			2,284,800
Mexico (2.0%)
	Grupo Financiero Banorte SAB de CV	37,385,740	260,324
	America Movil SAB de CV Class B	291,986,456	230,706

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Fomento Economico Mexicano SAB de CV	23,603,123	229,113
	Grupo Mexico SAB de CV Class B	40,894,133	213,959
	Wal-Mart de Mexico SAB de CV	66,772,537	183,604
	Cemex SAB de CV	195,820,354	103,148
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,093,096	88,313
	Grupo Bimbo SAB de CV Class A	28,037,343	87,099
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,603,661	69,637
*	Grupo Financiero Inbursa SAB de CV	25,553,561	57,379
	Coca-Cola Femsa SAB de CV	6,794,387	56,543
	Arca Continental SAB de CV	5,587,915	47,840
	Fibra Uno Administracion SA de CV	37,153,502	42,780
	Gruma SAB de CV Class B	2,316,867	40,021
	Alfa SAB de CV Class A	53,894,241	39,055
	Prologis Property Mexico SA de CV	10,645,221	35,628
	Grupo Carso SAB de CV	5,786,142	34,790
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,515,868	29,451
	Corp. Inmobiliaria Vesta SAB de CV	11,067,183	28,921
*	Industrias Penoles SAB de CV	1,605,422	25,218
	Promotora y Operadora de Infraestructura SAB de CV	2,878,844	25,110
	Grupo Comercial Chedraui SA de CV	3,321,771	21,018
[1]	Banco del Bajio SA	9,075,218	20,174
	Regional SAB de CV	3,128,308	19,866
	GCC SAB de CV	2,150,307	17,585
[3]	Grupo Elektra SAB de CV	794,905	16,654
[1]	FIBRA Macquarie Mexico	9,933,680	16,442
	Gentera SAB de CV	12,869,644	16,427
	Alsea SAB de CV	6,738,917	16,294
	Kimberly-Clark de Mexico SAB de CV Class A	10,904,462	15,657
	Grupo Televisa SAB	30,528,595	15,196
	Qualitas Controladora SAB de CV	2,141,852	14,985
	Operadora De Sites Mexicanos SAB de CV	16,231,267	14,220
	El Puerto de Liverpool SAB de CV	2,555,146	13,485
	Genomma Lab Internacional SAB de CV Class B	9,661,568	12,902
	La Comer SAB de CV	6,124,367	11,077
	Orbia Advance Corp. SAB de CV	11,911,640	10,930
	Bolsa Mexicana de Valores SAB de CV	6,132,275	10,028
	Becle SAB de CV	6,910,218	9,083
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,659,977	8,677
	Megacable Holdings SAB de CV	3,926,286	8,614
*,1	Grupo Traxion SAB de CV Class A	4,783,834	5,207
	TF Administradora Industrial S de RL de CV	2,296,621	4,220
	Alpek SAB de CV Class A	4,308,120	2,797
*	Grupo Rotoplas SAB de CV	2,603,617	2,691
	Concentradora Fibra Danhos SA de CV	2,341,746	2,528
*,1	Nemak SAB de CV	23,975,962	2,528
*	Ollamani SAB	1,351,154	2,296
*,3	Empresas ICA SAB de CV	104,678	—
			2,240,220
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	5,386,041	5,459
	Pakistan State Oil Co. Ltd.	1,996,762	1,593
	Millat Tractors Ltd.	463,687	899
	Engro Corp. Ltd.	482,203	520
			8,471
Philippines (0.7%)
	International Container Terminal Services Inc.	14,213,091	96,589
	BDO Unibank Inc.	30,443,642	79,677
	SM Prime Holdings Inc.	137,406,178	72,273
	Bank of the Philippine Islands	27,287,671	67,030
	Ayala Land Inc.	95,661,227	53,663
	Ayala Corp.	4,148,940	49,081
	Metropolitan Bank & Trust Co.	23,754,835	30,963
	PLDT Inc.	1,199,459	29,478
	Manila Electric Co.	3,467,793	29,219
	Jollibee Foods Corp.	5,560,899	25,336
	Universal Robina Corp.	11,137,781	18,682
[1]	Monde Nissin Corp.	93,299,400	17,459
	GT Capital Holdings Inc.	1,304,652	16,119
	JG Summit Holdings Inc.	38,000,468	15,866

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Globe Telecom Inc.	419,909	15,494
	Century Pacific Food Inc.	15,895,387	11,480
	DMCI Holdings Inc.	54,780,197	10,535
	ACEN Corp.	122,131,994	10,409
	Converge Information & Communications Technology Solutions Inc.	32,184,200	8,887
	Semirara Mining & Power Corp. Class A	15,811,928	8,833
*	Bloomberry Resorts Corp.	56,155,249	7,427
	AREIT Inc.	10,563,400	7,091
	Puregold Price Club Inc.	11,963,856	6,702
	Robinsons Land Corp.	25,119,807	6,634
	LT Group Inc.	36,723,850	6,501
*	Megaworld Corp.	138,443,303	5,493
	Wilcon Depot Inc.	18,594,800	5,147
	D&L Industries Inc.	30,433,190	3,272
	Alliance Global Group Inc.	11,331,285	1,797
	First Gen Corp.	4,977,785	1,542
*	Cebu Air Inc.	2,618,253	1,476
	San Miguel Corp.	410,538	627
			720,782
Qatar (0.8%)
	Qatar National Bank QPSC	57,651,330	274,395
	Qatar Islamic Bank QPSC	21,769,248	122,411
	Industries Qatar QSC	20,504,461	75,076
	Masraf Al Rayan QSC	81,062,446	52,745
	Commercial Bank PSQC	43,255,197	50,487
	Qatar International Islamic Bank QSC	15,432,374	44,428
	Qatar Navigation QSC	13,461,168	42,298
	Qatar Gas Transport Co. Ltd.	35,406,996	41,605
	Mesaieed Petrochemical Holding Co.	79,713,195	34,623
	Ooredoo QPSC	10,958,710	34,393
	Qatar Fuel QSC	7,575,985	31,883
	Qatar Electricity & Water Co. QSC	5,966,924	26,561
	Dukhan Bank	22,611,177	22,897
	Barwa Real Estate Co.	28,158,045	22,063
	Doha Bank QPSC	31,376,565	15,448
	Qatar Aluminum Manufacturing Co.	31,723,511	11,174
	Gulf International Services QSC	11,788,896	10,261
	United Development Co. QSC	23,958,300	7,518
*	Ezdan Holding Group QSC	20,814,698	6,889
	Vodafone Qatar QSC	13,371,493	6,831
	Al Meera Consumer Goods Co. QSC	1,303,304	5,296
			939,282
Romania (0.1%)
	Banca Transilvania SA	10,653,898	65,799
	OMV Petrom SA	226,322,287	36,632
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,018,214	26,966
	Societatea Nationala Nuclearelectrica SA	742,577	7,002
	Societatea Energetica Electrica SA	2,063,969	5,752
*	MED Life SA	4,261,092	5,493
	One United Properties SA	31,406,387	3,415
*	Teraplast SA	16,359,852	1,674
	TTS Transport Trade Services SA	544,547	830
			153,563
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PJSC ADR	144,600	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Severstal PAO GDR	206,805	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	Mechel PJSC	3,089,565	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	13,697,647	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Alrosa PJSC	35,072,120	—

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	Polyus PJSC GDR	523,471	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.1%)
	Al Rajhi Bank	25,447,813	594,604
[1]	Saudi Arabian Oil Co.	58,359,860	419,202
	ACWA Power Co.	2,796,329	341,900
	Saudi National Bank	37,782,329	332,142
	Saudi Telecom Co.	23,305,931	261,568
*	Saudi Arabian Mining Co.	15,714,835	235,264
	Saudi Basic Industries Corp.	11,683,247	226,013
	Riyad Bank	19,064,236	130,309
	Alinma Bank	15,995,804	119,516
	Saudi Awwal Bank	12,321,519	110,910
	SABIC Agri-Nutrients Co.	3,025,382	91,504
	Elm Co.	333,791	90,672
	Dr Sulaiman Al Habib Medical Services Group Co.	1,100,801	83,853
	Bank AlBilad	8,029,301	78,548
	Etihad Etisalat Co.	4,856,193	66,863
	Banque Saudi Fransi	7,623,430	63,128
	Arab National Bank	11,595,689	58,318
	Bupa Arabia for Cooperative Insurance Co.	961,971	51,528
*	Savola Group	7,216,102	49,392
	Almarai Co. JSC	3,198,351	46,833
	Saudi Electricity Co.	10,140,409	44,182
*	Saudi Research & Media Group	517,100	41,002
	Saudi Tadawul Group Holding Co.	631,619	39,990
	Yanbu National Petrochemical Co.	3,604,375	38,120
	Co. for Cooperative Insurance	962,070	35,885
	Sahara International Petrochemical Co.	4,648,408	32,504
	Mouwasat Medical Services Co.	1,239,013	30,951
*	Al Rajhi Co. for Co-operative Insurance	638,314	30,393
*	Dar Al Arkan Real Estate Development Co.	6,815,377	30,177
	Ades Holding Co.	5,686,630	29,912
*	Bank Al-Jazira	6,474,291	28,264
	Saudi Investment Bank	8,059,133	28,248
	Jarir Marketing Co.	7,757,335	27,275
	Aldrees Petroleum & Transport Services Co.	648,245	23,841
	SAL Saudi Logistics Services	315,940	23,146
	Saudi Industrial Investment Group	4,793,421	22,709
	Arabian Internet & Communications Services Co.	329,004	22,289
	Riyadh Cables Group Co.	796,783	21,624
	Nahdi Medical Co.	655,498	21,513
	Astra Industrial Group	445,773	21,126
	Saudi Aramco Base Oil Co.	663,024	20,635
	Dallah Healthcare Co.	478,623	20,345
*	Saudi Kayan Petrochemical Co.	9,720,203	20,095
	Saudia Dairy & Foodstuff Co.	201,929	19,279
	Abdullah Al Othaim Markets Co.	5,659,467	17,776
	Catrion Catering Holding Co.	534,143	16,885
	Leejam Sports Co. JSC	333,734	16,861
	Saudi Chemical Co. Holding	5,361,926	16,593
	Saudi Ground Services Co.	1,151,552	16,204
*	Advanced Petrochemical Co.	1,663,191	16,095
	Jamjoom Pharmaceuticals Factory Co.	353,599	15,920
	Mobile Telecommunications Co. Saudi Arabia	5,434,165	15,270
	Power & Water Utility Co. for Jubail & Yanbu	967,066	15,099
	National Medical Care Co.	287,607	14,596
	Electrical Industries Co.	6,703,594	14,234
*,2	National Agriculture Development Co.	1,952,612	13,758
	United Electronics Co.	511,015	13,694
	National Gas & Industrialization Co.	461,041	13,322
*	National Industrialization Co.	4,385,012	12,452
	National Co. for Learning & Education	212,508	12,399
[1]	Arabian Centres Co.	2,213,334	12,115

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Saudi Real Estate Co.	1,758,693	12,014
*	Seera Group Holding	1,910,799	11,657
*	Rabigh Refining & Petrochemical Co.	5,290,543	11,475
	Al Masane Al Kobra Mining Co.	578,164	11,416
*	Emaar Economic City	4,859,389	11,100
	United International Transportation Co.	484,307	11,094
	Yamama Cement Co.	1,294,285	11,018
	Al Hammadi Holding	1,030,117	10,928
*	Middle East Healthcare Co.	541,586	10,397
	Arabian Drilling Co.	352,414	10,307
	Saudi Cement Co.	921,244	9,852
	Arriyadh Development Co.	1,204,186	9,630
	Saudi Automotive Services Co.	441,974	9,509
*	Arabian Contracting Services Co.	199,219	9,299
*	Al Moammar Information Systems Co.	180,355	9,028
	Qassim Cement Co.	635,746	8,847
	Al-Dawaa Medical Services Co.	361,830	8,484
	East Pipes Integrated Co. for Industry	183,798	8,117
*	AlKhorayef Water & Power Technologies Co.	180,950	7,747
	Retal Urban Development Co. Class A	1,939,004	7,477
	Southern Province Cement Co.	824,772	7,265
*	Perfect Presentation For Commercial Services Co.	1,832,797	7,241
	BinDawood Holding Co.	3,800,274	7,188
	Almunajem Foods Co.	226,081	6,998
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	753,441	6,704
	Etihad Atheeb Telecommunication Co.	215,251	6,667
	Yanbu Cement Co.	984,906	6,034
*	Saudi Ceramic Co.	624,691	5,407
	Al Rajhi REIT	2,206,020	5,022
	Bawan Co.	411,190	4,867
*	Middle East Paper Co.	452,305	4,796
*	Saudi Public Transport Co.	798,427	4,677
	Eastern Province Cement Co.	484,607	4,477
	City Cement Co.	806,433	3,763
	Arabian Cement Co.	522,767	3,503
*	Sinad Holding Co.	844,387	3,209
*	Zamil Industrial Investment Co.	413,316	3,051
*	Herfy Food Services Co.	281,000	1,822
	Northern Region Cement Co.	434,363	1,038
*	Najran Cement Co.	388,155	946
			4,672,916
South Africa (3.4%)
	Naspers Ltd.	2,277,113	538,190
[2]	FirstRand Ltd.	64,779,869	284,623
	Standard Bank Group Ltd.	17,090,860	235,299
[2]	Capitec Bank Holdings Ltd.	1,097,286	198,226
	Gold Fields Ltd.	11,431,210	188,513
	Anglogold Ashanti plc	5,443,642	151,873
	MTN Group Ltd.	23,411,618	116,275
	Sanlam Ltd.	22,779,220	113,502
	Shoprite Holdings Ltd.	6,126,239	105,803
	Nedbank Group Ltd.	6,025,085	102,122
	Absa Group Ltd.	10,652,349	102,088
	Bid Corp. Ltd.	4,304,561	101,489
	Harmony Gold Mining Co. Ltd.	7,202,054	78,138
	Bidvest Group Ltd.	4,416,510	71,469
	Discovery Ltd.	6,762,252	69,343
*,2	Impala Platinum Holdings Ltd.	10,372,730	68,465
	Clicks Group Ltd.	3,096,162	66,254
	NEPI Rockcastle NV	7,653,073	59,867
	Remgro Ltd.	6,448,736	56,180
[2]	Aspen Pharmacare Holdings Ltd.	5,007,449	50,871
	Reinet Investments SCA	1,780,512	49,668
	Vodacom Group Ltd.	7,600,909	47,587
	Mr Price Group Ltd.	3,239,636	47,256
[2]	Old Mutual Ltd.	62,910,350	43,427
[1]	Pepkor Holdings Ltd.	33,212,493	43,112
[2]	Woolworths Holdings Ltd.	11,529,134	42,747
	Sasol Ltd.	7,486,144	42,076

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	Sibanye Stillwater Ltd.	35,886,257	41,838
	OUTsurance Group Ltd.	10,936,797	37,438
	Foschini Group Ltd.	4,168,345	36,411
	Anglo American Platinum Ltd.	901,890	35,451
	Northam Platinum Holdings Ltd.	4,622,266	34,198
	Growthpoint Properties Ltd.	44,663,680	33,159
	Truworths International Ltd.	4,646,539	29,587
	Tiger Brands Ltd.	2,110,125	28,412
	AVI Ltd.	4,320,782	27,094
	Investec Ltd.	3,315,009	25,891
	Momentum Group Ltd.	15,832,918	25,827
[2]	Exxaro Resources Ltd.	2,573,103	24,265
*	MultiChoice Group	3,454,955	21,795
	Redefine Properties Ltd.	75,480,463	20,927
	Sappi Ltd.	7,376,224	19,845
*	SPAR Group Ltd.	2,468,182	17,818
[2]	Fortress Real Estate Investments Ltd. Class B	15,943,099	17,017
	Life Healthcare Group Holdings Ltd.	18,296,855	16,593
	Netcare Ltd.	16,479,556	13,862
	African Rainbow Minerals Ltd.	1,362,997	13,723
	Vukile Property Fund Ltd.	12,621,491	13,345
	Kumba Iron Ore Ltd.	702,875	13,311
	Motus Holdings Ltd.	1,891,798	12,668
	Thungela Resources Ltd.	1,745,415	12,589
[1]	Dis-Chem Pharmacies Ltd.	5,778,080	11,874
	Santam Ltd.	545,453	11,509
	Hyprop Investments Ltd.	4,851,859	11,489
	Resilient REIT Ltd.	3,427,147	10,875
	Pan African Resources plc	23,333,240	10,655
	Barloworld Ltd.	2,253,475	10,613
	Coronation Fund Managers Ltd.	4,521,360	10,288
	Reunert Ltd.	2,050,104	9,367
*	Pick n Pay Stores Ltd.	6,457,496	9,317
[2]	Equites Property Fund Ltd.	10,423,821	8,321
	Omnia Holdings Ltd.	2,096,830	8,001
*	MAS plc	7,128,465	7,407
	JSE Ltd.	1,038,079	7,380
	Attacq Ltd.	9,912,267	7,374
	AECI Ltd.	1,322,296	7,241
	DRDGOLD Ltd.	5,833,246	7,122
	Ninety One Ltd.	3,187,045	6,807
	Sun International Ltd.	2,480,288	6,395
*	KAP Ltd.	34,065,686	6,363
*	Telkom SA SOC Ltd.	3,969,563	6,123
	DataTec Ltd.	2,539,492	5,808
	Super Group Ltd.	4,323,631	5,508
*	We Buy Cars Pty Ltd.	2,603,257	5,338
	Grindrod Ltd.	6,478,884	5,182
	Curro Holdings Ltd.	6,991,600	5,052
	Afrimat Ltd.	1,266,589	4,783
*	Astral Foods Ltd.	448,866	4,404
	Burstone Group Ltd.	7,741,748	4,126
	Hosken Consolidated Investments Ltd.	375,280	3,951
			3,866,200
Taiwan (20.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	311,573,605	9,770,789
	Hon Hai Precision Industry Co. Ltd.	154,772,761	992,051
	MediaTek Inc.	19,206,630	747,679
	Delta Electronics Inc.	28,018,356	346,051
	Quanta Computer Inc.	34,434,200	312,709
	Fubon Financial Holding Co. Ltd.	105,298,766	294,148
	Cathay Financial Holding Co. Ltd.	119,194,347	251,732
	CTBC Financial Holding Co. Ltd.	212,178,062	235,215
	ASE Technology Holding Co. Ltd.	43,746,723	206,301
	Mega Financial Holding Co. Ltd.	152,830,499	186,208
	Uni-President Enterprises Corp.	62,230,868	174,271
	E.Sun Financial Holding Co. Ltd.	197,013,083	167,526
	United Microelectronics Corp.	114,567,270	165,292
	Asustek Computer Inc.	9,142,937	161,445

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Yuanta Financial Holding Co. Ltd.	160,701,931	161,179
	Chunghwa Telecom Co. Ltd.	36,582,663	138,865
	First Financial Holding Co. Ltd.	143,735,685	121,034
	Wistron Corp.	35,262,535	118,523
	Accton Technology Corp.	6,904,610	116,023
	Taiwan Cooperative Financial Holding Co. Ltd.	142,910,595	111,738
	SinoPac Financial Holdings Co. Ltd.	153,605,264	109,041
	Hua Nan Financial Holdings Co. Ltd.	133,190,923	105,027
	KGI Financial Holding Co. Ltd.	203,208,303	104,708
	Yageo Corp.	6,085,212	103,500
	China Steel Corp.	146,535,308	102,487
	E Ink Holdings Inc.	10,240,440	95,842
	Largan Precision Co. Ltd.	1,320,076	92,459
	Realtek Semiconductor Corp.	6,201,959	90,998
	Chailease Holding Co. Ltd.	18,742,728	87,768
	Nan Ya Plastics Corp.	67,089,819	86,440
	TCC Group Holdings Co. Ltd.	86,525,717	85,956
	Taishin Financial Holding Co. Ltd.	159,602,249	84,800
	Hotai Motor Co. Ltd.	4,176,357	84,049
	Evergreen Marine Corp. Taiwan Ltd.	13,179,958	83,510
	eMemory Technology Inc.	857,100	83,340
	Unimicron Technology Corp.	16,859,979	82,341
	Lite-On Technology Corp.	25,848,084	81,028
[2]	Novatek Microelectronics Corp.	5,234,560	80,881
	Pegatron Corp.	26,558,213	80,529
[2]	International Games System Co. Ltd.	2,536,200	80,023
*	Shin Kong Financial Holding Co. Ltd.	209,826,868	74,246
	Formosa Plastics Corp.	48,284,057	70,809
	Asia Vital Components Co. Ltd.	3,688,995	70,669
	Taiwan Mobile Co. Ltd.	19,291,941	67,994
	President Chain Store Corp.	7,343,449	67,426
	Silergy Corp.	4,253,560	65,991
	Chroma ATE Inc.	5,123,280	64,758
*	PharmaEssentia Corp.	3,283,000	64,205
	Wiwynn Corp.	1,126,280	64,032
	Far EasTone Telecommunications Co. Ltd.	23,051,723	63,655
	Alchip Technologies Ltd.	984,463	60,981
	Shanghai Commercial & Savings Bank Ltd.	48,051,935	59,692
	Jentech Precision Industrial Co. Ltd.	1,319,283	59,245
	Advantech Co. Ltd.	5,969,694	58,503
	Compal Electronics Inc.	52,957,900	58,134
	Catcher Technology Co. Ltd.	7,819,956	56,915
	Voltronic Power Technology Corp.	847,325	55,724
	King Yuan Electronics Co. Ltd.	14,320,280	53,972
	Formosa Chemicals & Fibre Corp.	44,104,449	52,616
[2]	United Microelectronics Corp. ADR	7,614,186	52,081
	Chang Hwa Commercial Bank Ltd.	91,624,367	50,347
	Gigabyte Technology Co. Ltd.	6,365,850	50,174
	Elite Material Co. Ltd.	3,928,156	50,121
	ASPEED Technology Inc.	394,011	49,963
	Chunghwa Telecom Co. Ltd. ADR	1,304,332	49,160
	Micro-Star International Co. Ltd.	8,857,200	48,450
	Lotes Co. Ltd.	952,151	48,425
	Airtac International Group	1,742,830	48,241
	Asia Cement Corp.	31,994,510	46,492
	Yang Ming Marine Transport Corp.	22,600,725	46,400
	Innolux Corp.	96,095,295	46,327
	Inventec Corp.	33,366,966	46,148
	Acer Inc.	36,996,897	45,846
	AUO Corp.	85,756,039	44,181
	Far Eastern New Century Corp.	38,043,963	43,900
	WPG Holdings Ltd.	19,188,720	43,598
	Globalwafers Co. Ltd.	3,269,810	42,563
	Eclat Textile Co. Ltd.	2,535,209	42,376
[2]	Global Unichip Corp.	1,131,960	42,316
	Eva Airways Corp.	35,171,760	40,620
	Synnex Technology International Corp.	17,752,800	38,994
	Chicony Electronics Co. Ltd.	7,588,458	38,269
	Taiwan Business Bank	78,813,871	37,912
[2]	Vanguard International Semiconductor Corp.	12,725,431	37,562

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tripod Technology Corp.	6,363,040	37,558
*	Tatung Co. Ltd.	27,402,819	37,401
	Radiant Opto-Electronics Corp.	5,714,751	37,197
	Foxconn Technology Co. Ltd.	14,364,663	35,530
	Powertech Technology Inc.	8,863,550	34,514
	Cheng Shin Rubber Industry Co. Ltd.	23,653,095	33,972
	Pou Chen Corp.	28,463,021	33,278
	Sino-American Silicon Products Inc.	6,627,742	32,078
	Walsin Lihwa Corp.	34,799,707	31,894
	Wan Hai Lines Ltd.	11,842,646	31,354
	Phison Electronics Corp.	2,127,080	30,527
	King Slide Works Co. Ltd.	809,000	30,393
[2]	Bizlink Holding Inc.	2,065,491	29,775
	Lien Hwa Industrial Holdings Corp.	16,014,673	29,738
	Ruentex Development Co. Ltd.	20,149,300	28,926
	Makalot Industrial Co. Ltd.	2,681,244	28,766
	Zhen Ding Technology Holding Ltd.	8,220,710	28,347
[2]	Fortune Electric Co. Ltd.	1,666,661	27,897
	Feng TAY Enterprise Co. Ltd.	6,296,867	27,681
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,678,000	27,633
	Compeq Manufacturing Co. Ltd.	14,393,760	27,262
[2]	Hiwin Technologies Corp.	3,687,308	26,855
	Nien Made Enterprise Co. Ltd.	1,794,560	26,741
	ASMedia Technology Inc.	541,857	26,728
	Teco Electric & Machinery Co. Ltd.	17,486,320	26,727
	Formosa Petrochemical Corp.	17,707,977	26,516
	Taichung Commercial Bank Co. Ltd.	47,994,610	26,407
	MPI Corp.	1,042,000	25,664
	WT Microelectronics Co. Ltd.	7,511,205	25,277
	Highwealth Construction Corp.	19,863,951	24,951
	Taiwan High Speed Rail Corp.	27,394,912	24,846
	Goldsun Building Materials Co. Ltd.	14,388,415	23,821
*	Winbond Electronics Corp.	39,778,203	23,544
	Simplo Technology Co. Ltd.	2,232,310	23,532
	Shihlin Electric & Engineering Corp.	3,668,964	22,951
	Sinbon Electronics Co. Ltd.	2,775,475	22,719
	Giant Manufacturing Co. Ltd.	4,029,193	22,717
	Gold Circuit Electronics Ltd.	3,905,481	22,435
*	Powerchip Semiconductor Manufacturing Corp.	40,474,000	22,348
	United Integrated Services Co. Ltd.	2,119,800	22,018
	TA Chen Stainless Pipe	21,362,322	21,516
	Parade Technologies Ltd.	971,290	21,145
	Tong Yang Industry Co. Ltd.	6,224,350	20,582
	Faraday Technology Corp.	2,873,198	20,415
	Topco Scientific Co. Ltd.	2,094,992	20,224
	IBF Financial Holdings Co. Ltd.	44,010,783	20,094
	Qisda Corp.	17,714,620	19,710
*	Nanya Technology Corp.	15,125,878	19,587
*	Win Semiconductors Corp.	5,284,519	19,567
*	Oneness Biotech Co. Ltd.	4,835,424	19,025
	King's Town Bank Co. Ltd.	12,268,184	18,819
[2]	AURAS Technology Co. Ltd.	923,000	18,546
	Fositek Corp.	700,372	18,027
	Tung Ho Steel Enterprise Corp.	7,883,602	18,022
	Capital Securities Corp.	26,185,773	17,960
	Macronix International Co. Ltd.	23,884,737	17,786
	Wistron NeWeb Corp.	4,731,526	17,680
	Getac Holdings Corp.	5,069,420	17,395
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,625,523	17,226
	Taiwan Fertilizer Co. Ltd.	9,671,186	17,141
	Merida Industry Co. Ltd.	3,137,526	17,089
	Sanyang Motor Co. Ltd.	7,857,330	16,973
	Ruentex Industries Ltd.	7,001,961	16,523
	Poya International Co. Ltd.	1,057,078	16,430
[2]	Jinan Acetate Chemical Co. Ltd.	622,406	16,324
	YFY Inc.	17,048,703	16,186
	Mitac Holdings Corp.	11,592,901	16,177
	Taiwan Union Technology Corp.	3,255,052	16,118
[2]	Run Long Construction Co. Ltd.	10,675,502	15,958
	Bora Pharmaceuticals Co. Ltd.	705,581	15,816

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	AP Memory Technology Corp.	1,716,120	15,799
	Chipbond Technology Corp.	8,022,630	15,665
	China Airlines Ltd.	22,370,146	15,600
	Genius Electronic Optical Co. Ltd.	1,105,299	15,233
[2]	Century Iron & Steel Industrial Co. Ltd.	2,324,000	14,779
	Fusheng Precision Co. Ltd.	1,602,920	14,766
	Kinik Co.	1,571,000	14,730
	Elan Microelectronics Corp.	3,255,870	14,628
	Acter Group Corp. Ltd.	1,335,832	14,605
[2]	Yulon Finance Corp.	3,356,485	14,536
	Wisdom Marine Lines Co. Ltd.	6,378,155	14,475
	Taiwan Secom Co. Ltd.	3,410,876	14,441
	L&K Engineering Co. Ltd.	2,058,102	14,237
	Feng Hsin Steel Co. Ltd.	5,423,200	14,106
	Everlight Electronics Co. Ltd.	5,301,410	13,774
	Gudeng Precision Industrial Co. Ltd.	813,487	13,465
*	Nan Kang Rubber Tire Co. Ltd.	9,112,390	13,414
	Lotus Pharmaceutical Co. Ltd.	1,724,000	13,380
	Ennostar Inc.	9,251,726	13,350
[2]	XinTec Inc.	2,060,225	13,294
[2]	Yulon Motor Co. Ltd.	7,499,580	13,259
	Depo Auto Parts Ind Co. Ltd.	1,774,000	13,234
	TXC Corp.	3,629,630	13,153
*	HTC Corp.	9,557,301	12,957
	Foxsemicon Integrated Technology Inc.	1,229,642	12,921
	Sigurd Microelectronics Corp.	5,707,546	12,907
	Ta Ya Electric Wire & Cable	9,116,670	12,834
	Supreme Electronics Co. Ltd.	6,262,991	12,731
	Walsin Technology Corp.	4,091,521	12,572
	Eternal Materials Co. Ltd.	12,989,298	12,530
[2]	Silicon Integrated Systems Corp.	5,189,260	12,315
	Huaku Development Co. Ltd.	3,358,020	12,227
	Taiwan Surface Mounting Technology Corp.	3,712,110	12,196
*	Lumosa Therapeutics Co. Ltd.	1,020,248	11,922
	Far Eastern International Bank	29,086,446	11,893
*	China Petrochemical Development Corp.	47,796,041	11,859
[2]	EZconn Corp.	840,582	11,843
	Great Wall Enterprise Co. Ltd.	7,402,626	11,789
	Kinpo Electronics	15,695,670	11,772
	momo.com Inc.	1,011,393	11,736
	Fitipower Integrated Technology Inc.	1,525,043	11,613
	Grand Process Technology Corp.	239,000	11,595
	Sercomm Corp.	3,385,600	11,534
	Far Eastern Department Stores Ltd.	14,294,878	11,362
	All Ring Tech Co. Ltd.	827,000	11,328
	VisEra Technologies Co. Ltd.	1,325,000	11,288
[2]	Solar Applied Materials Technology Corp.	5,879,607	11,278
	CTCI Corp.	8,274,510	11,264
	Pixart Imaging Inc.	1,508,680	11,243
	Ennoconn Corp.	1,241,758	11,141
	Kinsus Interconnect Technology Corp.	3,390,530	11,101
	Arcadyan Technology Corp.	2,261,219	11,000
	Yungshin Construction & Development Co. Ltd.	1,658,931	10,844
*	Elite Advanced Laser Corp.	1,668,349	10,830
	Transcend Information Inc.	3,615,069	10,773
	Shin Zu Shing Co. Ltd.	2,008,011	10,742
	Primax Electronics Ltd.	4,280,940	10,685
	Visual Photonics Epitaxy Co. Ltd.	2,475,960	10,663
	Nan Ya Printed Circuit Board Corp.	2,639,521	10,656
*	Taiwan Glass Industry Corp.	17,693,290	10,648
	Nan Pao Resins Chemical Co. Ltd.	1,193,000	10,489
	Coretronic Corp.	4,884,900	10,382
	Charoen Pokphand Enterprise	3,377,343	10,241
	Kaori Heat Treatment Co. Ltd.	1,049,450	10,241
	Airoha Technology Corp.	529,000	10,034
	Center Laboratories Inc.	6,540,913	9,977
	President Securities Corp.	12,475,241	9,921
*	Mercuries Life Insurance Co. Ltd.	46,224,785	9,834
	Tong Hsing Electronic Industries Ltd.	2,478,919	9,811
	Test Research Inc.	2,369,660	9,693

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chicony Power Technology Co. Ltd.	2,477,000	9,628
[2]	Allis Electric Co. Ltd.	2,811,979	9,623
	WinWay Technology Co. Ltd.	238,000	9,540
	U-Ming Marine Transport Corp.	5,508,108	9,496
	Ardentec Corp.	5,595,522	9,363
	Cheng Loong Corp.	12,507,230	9,254
	LandMark Optoelectronics Corp.	939,470	9,249
	FLEXium Interconnect Inc.	3,954,990	9,212
	Shinkong Insurance Co. Ltd.	3,009,000	9,153
	Shinkong Synthetic Fibers Corp.	19,193,400	9,061
	I-Chiun Precision Industry Co. Ltd.	2,399,000	9,059
[2]	ADATA Technology Co. Ltd.	3,452,669	9,012
	Via Technologies Inc.	2,538,620	8,996
	Wah Lee Industrial Corp.	2,361,194	8,870
	Systex Corp.	2,161,000	8,844
	Sitronix Technology Corp.	1,289,070	8,831
	ChipMOS Technologies Inc.	7,946,148	8,735
	EVERGREEN Steel Corp.	2,725,000	8,616
	Raydium Semiconductor Corp.	819,000	8,589
[2]	Pan Jit International Inc.	5,013,740	8,569
	Merry Electronics Co. Ltd.	2,613,858	8,534
	Sunonwealth Electric Machine Industry Co. Ltd.	2,885,000	8,514
	Gloria Material Technology Corp.	5,981,640	8,506
[2]	AcBel Polytech Inc.	8,605,079	8,487
	Scientech Corp.	618,000	8,477
*	HannStar Display Corp.	29,523,193	8,291
	Kenda Rubber Industrial Co. Ltd.	8,908,288	8,235
	C Sun Manufacturing Ltd.	1,301,910	8,189
	Chang Wah Electromaterials Inc.	4,820,000	8,102
	Asia Optical Co. Inc.	2,574,260	8,064
	O-Bank Co. Ltd.	26,377,453	8,055
*	EirGenix Inc.	2,798,868	8,053
*	Microbio Co. Ltd.	6,797,803	8,006
	Orient Semiconductor Electronics Ltd.	6,750,792	7,985
	Farglory Land Development Co. Ltd.	3,780,550	7,905
	Taiwan Cogeneration Corp.	5,811,192	7,757
	TSRC Corp.	10,210,940	7,703
	Yieh Phui Enterprise Co. Ltd.	16,383,825	7,691
	Taiwan Paiho Ltd.	3,064,140	7,647
	Formosa Taffeta Co. Ltd.	12,410,632	7,636
	SDI Corp.	2,076,236	7,629
[2]	Dynamic Holding Co. Ltd.	3,705,533	7,578
	CyberPower Systems Inc.	778,000	7,425
	Tainan Spinning Co. Ltd.	15,557,000	7,339
	M31 Technology Corp.	321,901	7,298
	Sakura Development Co. Ltd.	4,649,194	7,281
	Hotai Finance Co. Ltd.	2,566,080	7,242
	Cheng Uei Precision Industry Co. Ltd.	3,655,673	7,240
*	Unitech Printed Circuit Board Corp.	7,828,731	7,238
[2]	Chung Hung Steel Corp.	11,297,000	7,202
	Allied Supreme Corp.	698,000	7,165
	Standard Foods Corp.	6,116,603	7,164
	Clevo Co.	4,170,000	7,149
[2]	China Motor Corp.	3,353,844	7,114
	Taiwan Sakura Corp.	2,723,000	7,032
	Shiny Chemical Industrial Co. Ltd.	1,321,000	6,875
	Chong Hong Construction Co. Ltd.	2,514,000	6,795
	Universal Microwave Technology Inc.	717,000	6,737
	Ambassador Hotel	3,720,000	6,728
	Nuvoton Technology Corp.	2,161,000	6,703
	Johnson Health Tech Co. Ltd.	1,439,000	6,683
	JPC connectivity Inc.	1,215,750	6,653
*	Episil Technologies Inc.	3,917,189	6,653
[2]	Ability Opto-Electronics Technology Co. Ltd.	982,103	6,651
	Topkey Corp.	926,000	6,615
	Innodisk Corp.	830,327	6,600
	Grape King Bio Ltd.	1,406,529	6,583
	ITE Technology Inc.	1,571,000	6,550
*	Polaris Group	4,257,000	6,540
	Kindom Development Co. Ltd.	4,637,600	6,509

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wowprime Corp.	863,689	6,414
	FocalTech Systems Co. Ltd.	2,471,482	6,409
*	TaiMed Biologics Inc.	2,521,929	6,335
	Hannstar Board Corp.	3,682,470	6,332
	Cathay Real Estate Development Co. Ltd.	8,405,984	6,298
[2]	Chenbro Micom Co. Ltd.	730,000	6,283
	Pegavision Corp.	538,314	6,240
	Wafer Works Corp.	6,912,103	6,234
	Yankey Engineering Co. Ltd.	643,200	6,168
	Kenmec Mechanical Engineering Co. Ltd.	2,285,868	6,167
	Elite Semiconductor Microelectronics Technology Inc.	2,959,000	6,132
	Pan-International Industrial Corp.	5,271,000	6,094
	Evergreen International Storage & Transport Corp.	6,363,000	6,065
	G Shank Enterprise Co. Ltd.	2,249,000	6,034
	Chief Telecom Inc.	414,800	6,020
	Sporton International Inc.	922,062	6,017
*,2	Andes Technology Corp.	501,000	6,016
	Greatek Electronics Inc.	3,349,000	5,994
	BES Engineering Corp.	17,755,000	5,974
[2]	ITEQ Corp.	2,508,357	5,920
	Sinon Corp.	4,534,000	5,887
[2]	China Steel Chemical Corp.	1,936,000	5,841
	Cleanaway Co. Ltd.	1,021,000	5,815
	Hsin Kuang Steel Co. Ltd.	3,382,000	5,809
[2]	Quanta Storage Inc.	1,975,000	5,808
*	United Renewable Energy Co. Ltd.	16,774,629	5,800
[2]	LuxNet Corp.	1,378,000	5,800
	Hu Lane Associate Inc.	1,105,257	5,768
	TTY Biopharm Co. Ltd.	2,526,160	5,763
	Taiwan Semiconductor Co. Ltd.	2,961,290	5,730
[2]	JSL Construction & Development Co. Ltd.	2,123,000	5,723
	Global Mixed Mode Technology Inc.	820,000	5,703
	Oriental Union Chemical Corp.	10,254,582	5,616
	Chin-Poon Industrial Co. Ltd.	4,750,890	5,580
*	RichWave Technology Corp.	1,084,736	5,579
	Formosa International Hotels Corp.	887,000	5,510
[2]	Taiwan-Asia Semiconductor Corp.	5,105,987	5,462
*	Taiwan TEA Corp.	8,443,000	5,449
	Materials Analysis Technology Inc.	652,000	5,417
*	TPK Holding Co. Ltd.	4,187,288	5,410
	Dynapack International Technology Corp.	1,617,000	5,402
[2]	Advanced Wireless Semiconductor Co.	1,901,266	5,371
	Marketech International Corp.	1,144,000	5,362
	Thinking Electronic Industrial Co. Ltd.	1,061,000	5,345
	Promate Electronic Co. Ltd.	2,096,641	5,340
[2]	Hota Industrial Manufacturing Co. Ltd.	3,103,178	5,325
[2]	Advanced Energy Solution Holding Co. Ltd.	334,000	5,310
	Continental Holdings Corp.	6,101,000	5,306
	Gemtek Technology Corp.	4,832,000	5,273
[2]	Machvision Inc.	476,306	5,233
[2]	Solomon Technology Corp.	1,219,871	5,215
[2]	Co-Tech Development Corp.	2,854,000	5,213
	AmTRAN Technology Co. Ltd.	8,096,562	5,207
	Synmosa Biopharma Corp.	4,617,154	5,203
	Kuo Toong International Co. Ltd.	2,764,514	5,188
	Global Brands Manufacture Ltd.	2,879,680	5,187
	UPI Semiconductor Corp.	672,000	5,094
*,2	Egis Technology Inc.	871,100	5,048
	Brighton-Best International Taiwan Inc.	4,829,526	5,046
	Forcecon Tech Co. Ltd.	1,058,736	4,993
*	Longchen Paper & Packaging Co. Ltd.	11,935,632	4,962
*	Phihong Technology Co. Ltd.	4,214,706	4,912
	Universal Cement Corp.	5,209,140	4,892
	Soft-World International Corp.	1,152,653	4,889
	Chang Wah Technology Co. Ltd.	4,350,500	4,887
*	Grand Pacific Petrochemical	13,041,088	4,886
*	Sunplus Technology Co. Ltd.	5,429,000	4,885
	Weikeng Industrial Co. Ltd.	4,529,000	4,878
	Genesys Logic Inc.	1,073,000	4,845
	Universal Vision Biotechnology Co. Ltd.	712,970	4,834

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	CSBC Corp. Taiwan	9,013,197	4,825
	Great Tree Pharmacy Co. Ltd.	881,002	4,818
	Anpec Electronics Corp.	834,000	4,765
	Syncmold Enterprise Corp.	1,515,500	4,722
	Nantex Industry Co. Ltd.	4,381,000	4,715
	Fulgent Sun International Holding Co. Ltd.	1,408,893	4,694
	CMC Magnetics Corp.	12,978,313	4,678
*,2	CyberTAN Technology Inc.	4,196,000	4,643
	Delpha Construction Co. Ltd.	3,803,000	4,612
	ASROCK Inc.	744,000	4,595
	Posiflex Technology Inc.	709,764	4,545
	Zyxel Group Corp.	3,495,819	4,502
	USI Corp.	10,295,861	4,470
	TaiDoc Technology Corp.	910,000	4,458
	YungShin Global Holding Corp.	2,538,536	4,438
	Flytech Technology Co. Ltd.	1,667,650	4,437
	TCI Co. Ltd.	1,073,549	4,425
*	General Interface Solution Holding Ltd.	2,516,070	4,424
*,2	OBI Pharma Inc.	2,134,881	4,398
*	International CSRC Investment Holdings Co.	9,410,270	4,369
	Holy Stone Enterprise Co. Ltd.	1,558,262	4,321
	Ton Yi Industrial Corp.	8,436,000	4,296
	St. Shine Optical Co. Ltd.	648,000	4,243
[2]	Shinfox Energy Co. Ltd.	1,168,000	4,205
	Evergreen Aviation Technologies Corp.	1,461,000	4,198
*	Etron Technology Inc.	3,634,140	4,171
	Actron Technology Corp.	837,479	4,162
	Xxentria Technology Materials Corp.	2,228,069	4,108
	Adlink Technology Inc.	1,932,895	4,104
[2]	Ichia Technologies Inc.	3,254,000	4,031
	TYC Brother Industrial Co. Ltd.	2,200,000	4,028
	Chunghwa Precision Test Tech Co. Ltd.	220,153	3,996
	Dimerco Express Corp.	1,506,884	3,953
	China Metal Products	3,441,000	3,921
	ZillTek Technology Corp.	368,000	3,920
	Darfon Electronics Corp.	2,609,000	3,912
	Channel Well Technology Co. Ltd.	2,042,672	3,909
	Everlight Chemical Industrial Corp.	5,245,200	3,908
	Hung Sheng Construction Ltd.	4,830,464	3,908
	Huang Hsiang Construction Corp.	2,207,000	3,903
[2]	TSEC Corp.	5,866,908	3,903
*	Lung Yen Life Service Corp.	2,698,000	3,870
*	Medigen Vaccine Biologics Corp.	2,959,930	3,810
[2]	Ability Enterprise Co. Ltd.	2,621,491	3,747
	YC INOX Co. Ltd.	5,511,902	3,718
	Infortrend Technology Inc.	3,282,000	3,669
	Sampo Corp.	4,096,800	3,655
*	Ritek Corp.	8,306,489	3,650
[2]	Waffer Technology Corp.	1,663,000	3,626
	Sinyi Realty Inc.	3,879,000	3,620
*,2	Fittech Co. Ltd.	711,491	3,561
	Weltrend Semiconductor	1,964,567	3,554
[2]	Taiwan Mask Corp.	2,094,272	3,534
*	Apex International Co. Ltd.	2,619,000	3,522
	Taiflex Scientific Co. Ltd.	2,159,594	3,521
	PharmaEngine Inc.	1,112,457	3,519
*	Lealea Enterprise Co. Ltd.	12,332,367	3,461
	KMC Kuei Meng International Inc.	816,000	3,451
*	Adimmune Corp.	4,581,825	3,447
	Sincere Navigation Corp.	4,207,240	3,387
	Advanced International Multitech Co. Ltd.	1,373,000	3,381
	T3EX Global Holdings Corp.	1,276,000	3,379
	Brogent Technologies Inc.	609,792	3,370
	Cub Elecparts Inc.	1,122,735	3,365
	Gamania Digital Entertainment Co. Ltd.	1,343,916	3,279
	D-Link Corp.	5,542,400	3,269
*	China Man-Made Fiber Corp.	13,617,016	3,268
	AUO Corp. ADR	633,276	3,246
	Advanced Ceramic X Corp.	651,105	3,237
	Namchow Holdings Co. Ltd.	1,892,000	3,229

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Career Technology MFG. Co. Ltd.	5,365,890	3,223
	China Bills Finance Corp.	6,923,000	3,206
	Holtek Semiconductor Inc.	1,866,483	3,190
	Mercuries & Associates Holding Ltd.	6,091,282	3,179
	WUS Printed Circuit Co. Ltd.	2,013,156	3,169
*	RDC Semiconductor Co. Ltd.	473,280	3,165
	Nidec Chaun-Choung Technology Corp.	488,000	3,153
	IEI Integration Corp.	1,334,920	3,148
	Chlitina Holding Ltd.	717,013	3,145
	Alpha Networks Inc.	2,904,772	3,100
	UPC Technology Corp.	8,951,041	3,078
	Wei Chuan Foods Corp.	5,516,600	3,076
	Chun Yuan Steel Industry Co. Ltd.	5,444,000	3,068
	Firich Enterprises Co. Ltd.	3,110,184	3,067
[2]	Formosa Sumco Technology Corp.	833,000	3,050
	Rechi Precision Co. Ltd.	3,808,000	3,047
	Nichidenbo Corp.	1,620,460	3,038
	Taiwan PCB Techvest Co. Ltd.	2,582,000	3,013
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	2,996
	Kuo Yang Construction Co. Ltd.	4,552,900	2,955
	Tung Thih Electronic Co. Ltd.	958,100	2,947
	Altek Corp.	2,882,000	2,944
[2]	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	2,920
*	Shining Building Business Co. Ltd.	9,003,638	2,914
	KEE TAI Properties Co. Ltd.	5,876,850	2,914
	China General Plastics Corp.	5,855,926	2,906
	Kung Long Batteries Industrial Co. Ltd.	625,333	2,873
*	Foresee Pharmaceuticals Co. Ltd.	1,183,237	2,858
	Bioteque Corp.	750,475	2,855
	ScinoPharm Taiwan Ltd.	3,809,576	2,847
	Ho Tung Chemical Corp.	10,807,459	2,828
[2]	Motech Industries Inc.	3,793,897	2,819
[2]	Asia Polymer Corp.	5,519,340	2,817
*	Chung Hwa Pulp Corp.	4,894,000	2,804
	FSP Technology Inc.	1,548,120	2,798
	Rich Development Co. Ltd.	9,051,640	2,794
	Amazing Microelectronic Corp.	918,244	2,744
	Gourmet Master Co. Ltd.	984,469	2,701
	Formosan Rubber Group Inc.	3,400,821	2,687
	Sensortek Technology Corp.	336,000	2,681
	Kaimei Electronic Corp.	1,332,000	2,629
*	Federal Corp.	3,869,040	2,627
	91APP Inc.	887,243	2,568
	Lingsen Precision Industries Ltd.	4,340,000	2,559
*	Taiwan Styrene Monomer	6,803,050	2,550
	Tyntek Corp.	3,721,000	2,516
	Savior Lifetec Corp.	3,677,325	2,508
	Swancor Holding Co. Ltd.	780,000	2,499
	Darwin Precisions Corp.	5,857,900	2,495
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,430
	Chia Hsin Cement Corp.	4,432,400	2,426
	Panion & BF Biotech Inc.	903,579	2,399
	Ultra Chip Inc.	852,000	2,359
	Zeng Hsing Industrial Co. Ltd.	678,778	2,254
	Speed Tech Corp.	1,460,000	2,223
*	Gigastorage Corp.	3,932,259	2,222
*	First Steamship Co. Ltd.	9,120,968	2,213
	Sonix Technology Co. Ltd.	1,508,000	2,177
	Elitegroup Computer Systems Co. Ltd.	2,809,000	2,107
	Iron Force Industrial Co. Ltd.	611,020	2,087
*	PChome Online Inc.	1,386,358	2,084
	Radium Life Tech Co. Ltd.	6,724,995	2,000
*	Li Peng Enterprise Co. Ltd.	7,788,000	1,920
*	HannsTouch Holdings Co.	5,547,115	1,887
	CHC Healthcare Group	1,457,899	1,880
	Rexon Industrial Corp. Ltd.	1,749,525	1,870
	China Electric Manufacturing Corp.	3,619,180	1,817
	Cenra Inc.	1,494,500	1,796
	Globe Union Industrial Corp.	3,436,408	1,760
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,726

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Basso Industry Corp.	1,277,000	1,712
*	Medigen Biotechnology Corp.	1,470,000	1,659
	VIA Labs Inc.	354,000	1,655
	AGV Products Corp.	4,511,370	1,648
	Taiyen Biotech Co. Ltd.	1,558,000	1,626
	Bank of Kaohsiung Co. Ltd.	4,417,352	1,599
	Nan Liu Enterprise Co. Ltd.	673,000	1,475
	Cyberlink Corp.	502,674	1,406
*	Yeong Guan Energy Technology Group Co. Ltd.	1,151,246	1,382
*	Gigasolar Materials Corp.	477,152	1,347
*	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,270
*	Dyaco International Inc.	1,475,167	1,255
	Senao International Co. Ltd.	1,012,175	1,103
	TA-I Technology Co. Ltd.	756,165	1,093
	Sheng Yu Steel Co. Ltd.	1,329,000	1,082
*	ALI Corp.	1,782,275	1,078
*	Newmax Technology Co. Ltd.	1,052,000	894
*	Zinwell Corp.	1,400,000	765
	Yulon Nissan Motor Co. Ltd.	217,660	736
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			22,865,979
Thailand (2.2%)
	PTT PCL (Foreign)	185,087,115	183,881
	Delta Electronics Thailand PCL (Foreign)	36,205,700	147,154
	CP ALL PCL (Foreign)	76,989,921	144,308
	Advanced Info Service PCL (Foreign)	14,498,606	118,018
	Bangkok Dusit Medical Services PCL (Foreign)	141,118,220	115,031
	Airports of Thailand PCL (Foreign)	55,332,944	100,341
	Kasikornbank PCL (Foreign)	19,022,935	82,449
	Gulf Energy Development PCL (Foreign)	38,980,315	76,870
	Central Pattana PCL (Foreign)	40,224,924	74,839
	SCB X PCL (Foreign)	20,989,490	70,589
	PTT Exploration & Production PCL (Foreign)	17,757,884	66,696
	Bumrungrad Hospital PCL (Foreign)	7,343,274	59,265
	Charoen Pokphand Foods PCL (Foreign)	56,900,517	41,880
	Minor International PCL (Foreign)	51,836,921	41,087
	Siam Cement PCL NVDR	6,148,496	38,276
	Krung Thai Bank PCL (Foreign)	61,030,696	37,068
	Central Retail Corp. PCL (Foreign)	36,239,100	34,337
	Intouch Holdings PCL (Foreign)	10,517,600	33,346
	TMBThanachart Bank PCL (Foreign)	565,220,700	29,823
*	True Corp. PCL (Foreign)	77,391,523	28,183
	Bangkok Expressway & Metro PCL (Foreign)	104,119,422	24,316
	Bangkok Bank PCL NVDR	4,942,900	21,513
	CP Axtra PCL (Foreign)	20,980,501	21,139
*	True Corp. PCL NVDR	58,020,001	21,129
	Banpu PCL (Foreign)	113,526,673	21,021
	Home Product Center PCL (Foreign)	73,420,884	20,753
	Siam Cement PCL (Foreign)	3,233,388	20,129
	PTT Global Chemical PCL (Foreign)	25,704,979	19,813
*	BTS Group Holdings PCL (Foreign)	132,953,320	19,505
	Krungthai Card PCL (Foreign)	13,801,931	19,488
	Digital Telecommunications Infrastructure Fund	69,439,513	19,226
	Thai Oil PCL (Foreign)	14,689,106	17,857
	Thai Union Group PCL (Foreign)	39,747,679	17,661
	Indorama Ventures PCL (Foreign)	22,562,135	17,310
	WHA Corp. PCL (Foreign)	95,599,806	16,528
	PTT Oil & Retail Business PCL (Foreign)	35,732,800	16,307
	Kasikornbank PCL NVDR	3,692,375	16,003
	Thanachart Capital PCL (Foreign)	9,960,856	15,507
	Land & Houses PCL NVDR	88,214,380	15,169
	Srisawad Corp. PCL (Foreign)	11,612,433	14,656
	KCE Electronics PCL (Foreign)	12,816,714	13,560
	Ratch Group PCL NVDR	13,729,202	13,116
	Com7 PCL (Foreign)	15,786,700	13,069
	Muangthai Capital PCL (Foreign)	8,651,245	12,959
	Tisco Financial Group PCL (Foreign)	4,512,268	12,902
	Kiatnakin Phatra Bank PCL (Foreign)	7,673,970	12,383

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Krung Thai Bank PCL NVDR	19,542,000	11,869
[2]	SCG Packaging PCL (Foreign)	15,129,500	11,409
	Global Power Synergy PCL (Foreign)	8,928,440	11,159
	Sansiri PCL (Foreign)	205,174,806	11,101
	Bangchak Corp. PCL (Foreign)	10,657,266	10,800
	Bangkok Bank PCL (Foreign)	2,465,641	10,731
	Electricity Generating PCL (Foreign)	3,012,311	10,708
	Osotspa PCL (Foreign)	17,202,700	10,539
	Thai Life Insurance PCL (Foreign)	31,573,000	10,485
	Siam Global House PCL (Foreign)	21,830,467	10,409
	Asset World Corp. PCL (Foreign)	94,840,300	10,399
	Carabao Group PCL (Foreign)	4,398,805	10,385
	Hana Microelectronics PCL (Foreign)	8,553,883	9,629
	Supalai PCL (Foreign)	16,450,285	9,553
	Amata Corp. PCL (Foreign)	10,969,023	9,498
	Bangkok Airways PCL (Foreign)	12,333,324	9,296
	3BB Internet Infrastructure Fund	49,966,737	9,256
	Tisco Financial Group PCL NVDR	3,157,493	9,029
	Berli Jucker PCL (Foreign)	12,601,390	8,973
	Ngern Tid Lor PCL (Foreign)	17,111,958	8,957
	CPN Retail Growth Leasehold REIT	24,836,400	8,898
	Central Plaza Hotel PCL (Foreign)	8,182,313	8,739
	AP Thailand PCL (Foreign)	30,136,142	8,516
*,2	Jasmine Technology Solution PCL (Foreign)	3,757,192	7,927
	CH Karnchang PCL (Foreign)	13,398,163	7,631
	Bangkok Chain Hospital PCL (Foreign)	14,390,945	7,369
	Sri Trang Agro-Industry PCL (Foreign)	11,410,661	7,008
	B Grimm Power PCL (Foreign)	10,613,247	6,966
	Plan B Media PCL (Foreign)	31,282,360	6,898
	I-TAIL Corp. PCL (Foreign)	8,536,300	6,388
	Chularat Hospital PCL (Foreign)	70,197,346	6,040
	IRPC PCL (Foreign)	129,072,914	5,884
	Betagro PCL (Foreign)	9,337,000	5,865
	Thonburi Healthcare Group PCL (Foreign)	9,796,070	5,813
*	VGI PCL (Foreign)	67,697,769	5,655
	Bangkok Commercial Asset Management PCL (Foreign)	22,632,300	5,562
	CK Power PCL (Foreign)	51,012,972	5,527
	Thailand Future Fund	28,884,000	5,516
	AEON Thana Sinsap Thailand PCL (Foreign)	1,297,000	5,370
	Mega Lifesciences PCL (Foreign)	4,469,200	5,207
	JMT Network Services PCL (Foreign)	8,753,564	5,151
[2]	Dohome PCL (Foreign)	15,764,192	4,853
[2]	Energy Absolute PCL (Foreign)	20,565,796	4,793
[2]	Jaymart Group Holdings PCL (Foreign)	10,426,800	4,792
	Tipco Asphalt PCL (Foreign)	8,896,630	4,788
	Quality Houses PCL (Foreign)	83,576,851	4,605
	TTW PCL (Foreign)	17,136,034	4,594
	Thai Vegetable Oil PCL (Foreign)	5,995,491	4,421
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	4,148
	Dhipaya Group Holdings PCL (Foreign)	5,137,000	4,135
	Gunkul Engineering PCL (Foreign)	51,043,666	4,123
	Star Petroleum Refining PCL (Foreign)	19,585,568	3,893
	Stecon Group PCL (Foreign)	14,260,763	3,888
	TOA Paint Thailand PCL (Foreign)	6,826,034	3,641
	Land & Houses PCL (Foreign)	20,839,400	3,583
	Bangkok Life Assurance PCL (Foreign)	4,727,791	3,535
	Bangchak Sriracha PCL (Foreign)	15,878,773	3,477
	TQM Alpha PCL (Foreign)	4,312,700	3,354
	Thoresen Thai Agencies PCL (Foreign)	19,998,487	3,266
	MBK PCL (Foreign)	5,532,337	3,259
	Thaicom PCL (Foreign)	7,412,685	3,199
	Bangkok Land PCL (Foreign)	170,463,378	3,121
	Banpu Power PCL (Foreign)	8,077,239	3,039
*,2	Singer Thailand PCL (Foreign)	9,143,500	2,977
	Jasmine International PCL (Foreign)	43,225,803	2,961
	Thaifoods Group PCL (Foreign)	24,401,275	2,944
	Major Cineplex Group PCL (Foreign)	6,112,597	2,683
	TPI Polene Power PCL (Foreign)	29,322,100	2,644
	SCB X PCL NVDR	786,320	2,644
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,603

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Intouch Holdings PCL NVDR	793,300	2,515
	Forth Corp. PCL (Foreign)	6,341,700	2,402
	Precious Shipping PCL (Foreign)	9,584,963	2,360
	Pruksa Holding PCL (Foreign)	8,605,530	2,271
	GFPT PCL (Foreign)	6,838,096	2,243
	BCPG PCL (Foreign)	9,515,142	1,915
	BEC World PCL (Foreign)	13,950,527	1,742
	PTG Energy PCL (Foreign)	6,034,746	1,724
	Ratchthani Leasing PCL (Foreign)	28,770,884	1,657
*	Super Energy Corp. PCL (Foreign)	187,324,419	1,556
*	Pruksa Real Estate PCL (Foreign)	11,775,000	1,553
	MK Restaurants Group PCL (Foreign)	1,889,900	1,541
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	8,186,382	1,480
	Ratch Group PCL (Foreign)	1,496,856	1,430
	SPCG PCL (Foreign)	5,307,404	1,377
	Bangkok Life Assurance PCL NVDR	1,757,900	1,314
	LPN Development PCL (Foreign)	12,918,597	1,141
*,3	Thai Airways International PCL (Foreign)	14,720,268	1,110
	TPI Polene PCL (Foreign)	31,892,871	1,106
*,2	Beyond Securities PCL (Foreign)	31,010,800	1,090
	Siam City Cement PCL (Foreign)	198,500	979
	Vibhavadi Medical Center PCL (Foreign)	10,743,161	606
	Ramkhamhaeng Hospital PCL (Foreign)	685,464	484
[2]	Energy Absolute PCL NVDR	1,464,300	341
*	Italian-Thai Development PCL (Foreign)	14,144,935	285
			2,460,760
Turkey (1.0%)
	BIM Birlesik Magazalar A/S	5,704,098	77,831
	Akbank TAS	39,912,730	59,005
*	Turk Hava Yollari AO	7,111,116	56,558
	KOC Holding A/S	10,985,484	54,175
	Turkiye Petrol Rafinerileri A/S	11,450,974	48,385
	Haci Omer Sabanci Holding A/S	17,412,538	42,330
	Turkcell Iletisim Hizmetleri A/S	15,413,751	38,113
	Turkiye Is Bankasi A/S Class C	101,602,566	34,927
	Enka Insaat ve Sanayi A/S	22,751,907	31,240
	Yapi ve Kredi Bankasi A/S	42,773,574	30,593
	Eregli Demir ve Celik Fabrikalari TAS	21,644,788	30,076
	Aselsan Elektronik Sanayi ve Ticaret A/S	15,329,087	27,261
	Turkiye Garanti Bankasi A/S	7,773,550	24,303
	Ford Otomotiv Sanayi A/S	815,227	23,284
	Turkiye Sise ve Cam Fabrikalari A/S	18,629,451	21,304
*	Pegasus Hava Tasimaciligi A/S	2,589,359	17,538
*	TAV Havalimanlari Holding A/S	2,277,113	15,298
*	Sasa Polyester Sanayi A/S	132,912,800	14,929
	Migros Ticaret A/S	1,178,680	14,003
	Coca-Cola Icecek A/S	9,385,536	13,939
	AG Anadolu Grubu Holding A/S	1,491,478	12,628
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,133,081	11,920
*	Arcelik A/S	2,760,128	10,360
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	10,341
*	Turk Telekomunikasyon A/S	6,921,702	9,545
*	Petkim Petrokimya Holding A/S	16,299,010	8,850
	Tofas Turk Otomobil Fabrikasi A/S	1,572,490	8,632
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	3,795,479	8,447
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	3,596,065	8,206
*	Ulker Biskuvi Sanayi A/S	2,183,647	8,006
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,446,256	7,519
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	18,134,136	7,508
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	24,852,375	7,318
[2]	Turk Traktor ve Ziraat Makineleri A/S	341,621	7,201
*	Anadolu Anonim Turk Sigorta Sirketi	2,850,375	7,151
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	498,022	7,049
*,2	Koza Altin Isletmeleri A/S	11,992,971	7,044
	Nuh Cimento Sanayi A/S	828,945	6,942
	Is Yatirim Menkul Degerler A/S	6,966,996	6,540
	Dogus Otomotiv Servis ve Ticaret A/S	1,000,427	6,141
*	Gubre Fabrikalari TAS	1,017,352	5,964
*	BatiSoke Soke Cimento Sanayii TAS	3,872,269	5,905

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Otokar Otomotiv ve Savunma Sanayi A/S	477,415	5,789
*	Tekfen Holding A/S	2,596,075	5,707
*	Oyak Cimento Fabrikalari A/S	3,374,298	5,646
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	5,624
[1]	Enerjisa Enerji A/S	3,242,255	5,224
*	Turkiye Vakiflar Bankasi TAO	8,451,087	5,069
*	Hektas Ticaret TAS	47,407,053	4,913
	EGE Endustri ve Ticaret A/S	14,991	4,796
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	4,762
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,005,329	4,743
	Turkiye Sigorta A/S	12,468,139	4,696
*	Investco Holding A/S	517,926	4,681
	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	4,670
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	4,667
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,927,277	4,582
	Aksa Akrilik Kimya Sanayii A/S	18,742,500	4,571
	Dogan Sirketler Grubu Holding A/S	12,059,846	4,569
	Kontrolmatik Enerji ve Muhendislik A/S	3,633,129	4,565
	Alarko Holding A/S	1,811,969	4,559
	Sok Marketler Ticaret A/S	3,940,841	4,530
*	Ral Yatirim Holding A/S	518,485	3,974
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	3,911
	Borusan Yatirim ve Pazarlama A/S	64,408	3,663
*	MIA Teknoloji A/S	2,821,555	3,471
*	NET Holding A/S	2,825,096	3,389
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	5,275,269	3,294
*	Bera Holding A/S	8,587,304	3,245
	Aksa Enerji Uretim A/S Class B	3,355,029	3,231
*,2	Turkiye Halk Bankasi A/S	7,517,178	3,185
	Aygaz A/S	713,806	3,142
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	2,950
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,668,315	2,778
*	Kiler Holding A/S	3,272,710	2,767
*	YEO Teknoloji Enerji ve Endustri A/S	499,323	2,756
*	Zorlu Enerji Elektrik Uretim A/S	21,851,659	2,654
*	Albaraka Turk Katilim Bankasi A/S	17,217,301	2,642
	AKIS Gayrimenkul Yatirimi A/S	14,742,363	2,636
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	2,609
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,869,575	2,596
	Enerya Enerji A/S	360,674	2,506
*	Konya Cimento Sanayii A/S	12,328	2,492
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,542,335	2,480
	TAB Gida Sanayi ve Ticaret A/S	622,436	2,454
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	2,410
	Global Yatirim Holding A/S	5,005,238	2,409
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	2,401
	Akcansa Cimento A/S	526,035	2,388
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	2,451,552	2,387
*	Akfen Yenilenebilir Enerji A/S	4,454,157	2,283
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	2,259
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,848,218	2,198
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	5,923,901	2,193
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	2,190
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,034,905	2,137
*	Reeder Teknoloji Sanayi ve Ticaret A/S	3,291,785	2,124
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,648,570	2,094
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,469,435	2,076
	Bursa Cimento Fabrikasi A/S	11,062,380	2,066
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,413,151	2,015
	Kayseri Seker Fabrikasi A/S	3,582,251	1,987
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,885,477	1,949
	CW Enerji Muhendislik Ticaret ve Sanayi A/S	361,671	1,944
	Kocaer Celik Sanayi ve Ticaret A/S	1,761,492	1,943
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	1,921
	Logo Yazilim Sanayi ve Ticaret A/S	615,147	1,902
	Sekerbank Turk A/S	15,694,503	1,879
*	Politeknik Metal Sanayi ve Ticaret A/S	9,848	1,876
	Anadolu Hayat Emeklilik A/S	683,056	1,794
	Iskenderun Demir ve Celik A/S	1,653,060	1,721
	LDR Turizm A/S	618,415	1,714

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Aksigorta A/S	9,788,938	1,696
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	3,940,891	1,690
	Yeni Gimat Gayrimenkul Ortakligi A/S	1,089,165	1,688
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	6,009	1,686
*	Can2 Termik A/S	37,856,558	1,613
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	1,598
*	Kordsa Teknik Tekstil A/S	726,453	1,538
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	103,773	1,517
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,512
*,2	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,486
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,444
*	Izdemir Enerji Elektrik Uretim A/S	2,172,379	1,439
	Escar Turizm Tasimacilik Ticaret A/S	134,151	1,357
	Katilimevim Tasarruf Finansman A/S	795,517	1,330
	Galata Wind Enerji A/S	1,791,002	1,301
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	1,276
	Kervan Gida Sanayi ve Ticaret A/S Class B	18,913,590	1,271
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	1,245
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	98,798	1,208
*	Tukas Gida Sanayi ve Ticaret A/S	6,093,713	1,174
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	1,163
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	1,149
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	1,145
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,139
*	Tumosan Motor ve Traktor Sanayi A/S	321,836	1,134
*	Oyak Yatirim Menkul Degerler A/S	1,014,345	1,125
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,122
	Aydem Yenilenebilir Enerji A/S	1,534,075	1,119
	Ebebek Magazacilik A/S Class B	825,696	1,119
*	Is Finansal Kiralama A/S	3,435,914	1,113
*	Izmir Demir Celik Sanayi A/S	6,233,306	993
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	17,701,969	940
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	919
	Celebi Hava Servisi A/S	16,780	886
*	Fenerbahce Futbol A/S	299,427	856
	Suwen Tekstil Sanayi Pazarlama A/S	945,282	812
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,363,489	809
	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,586,720	795
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	787
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	5,211,246	728
*	Tat Gida Sanayi A/S	1,010,468	728
*	Qua Granite Hayal	9,377,687	724
*	Karel Elektronik Sanayi ve Ticaret A/S	2,451,038	659
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,176,060	642
	Polisan Holding A/S	2,142,054	641
*	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	606
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	520
*	Erciyas Celik Boru Sanayi A/S	199,607	518
*	Marti Otel Isletmeleri A/S	5,084,520	490
*	Imas Makina Sanayi A/S	6,424,648	449
	SUN Tekstil Sanayi ve Ticaret A/S	748,163	442
			1,133,098
United Arab Emirates (1.6%)
	Emirates Telecommunications Group Co. PJSC	45,255,367	218,396
	Emaar Properties PJSC	87,181,192	206,126
	First Abu Dhabi Bank PJSC	57,367,844	205,014
	Emirates NBD Bank PJSC	23,553,225	121,741
	Aldar Properties PJSC	48,025,753	99,548
	Abu Dhabi Commercial Bank PJSC	38,331,517	93,173
	Dubai Electricity & Water Authority PJSC	112,585,909	76,278
	Abu Dhabi Islamic Bank PJSC	19,013,312	65,172
	Dubai Islamic Bank PJSC	37,852,831	64,322
*	Alpha Dhabi Holding PJSC	18,205,476	55,493
	ADNOC Drilling Co. PJSC	32,538,993	44,909
*	Modon Holding PSC	43,412,523	42,109
*	Multiply Group PJSC	62,229,008	38,385
	Abu Dhabi National Oil Co. for Distribution PJSC	37,697,021	36,996
	Salik Co. PJSC	24,173,855	31,573
*	Pure Health Holding PJSC	32,821,962	30,912

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	ADNOC Logistics & Services	18,117,858	28,593
	Emaar Development PJSC	11,021,368	27,801
	Borouge plc	39,702,032	27,544
	Air Arabia PJSC	29,460,366	23,037
	Americana Restaurants International plc - Foreign Co. (XADS)	37,154,168	22,802
	NMDC Group PJSC	2,741,791	20,134
*	Abu Dhabi Ports Co. PJSC	11,503,159	16,757
	Dubai Investments PJSC	28,178,592	16,253
	Agility Global plc	41,089,689	13,958
	GFH Financial Group BSC	39,521,816	13,337
*	Dana Gas PJSC	69,466,136	12,763
	Emirates Central Cooling Systems Corp.	25,519,924	12,165
	Fertiglobe plc	15,385,308	11,332
	Parkin Co. PJSC	8,905,537	10,328
*	Space42 plc	13,037,884	7,446
	Dubai Financial Market PJSC	21,085,002	7,278
*	Apex Investment Co. PSC	6,708,164	7,196
	Agthia Group PJSC	3,400,376	7,033
*	Ajman Bank PJSC	13,290,218	6,292
*	Aramex PJSC	8,913,207	5,557
	Burjeel Holdings plc	7,821,563	4,843
	RAK Properties PJSC	13,641,631	4,411
*	Phoenix Group plc	11,929,336	4,310
*	Ghitha Holding PJSC	527,380	3,405
	Amanat Holdings PJSC	10,423,633	3,146
*	AL Seer Marine Supplies & Equipment Co. LLC	2,869,311	3,005
	Sharjah Islamic Bank	1,443,088	903
	Americana Restaurants International plc - Foreign Co.	448,075	271
*,3	Arabtec Holding PJSC	10,929,061	—
			1,752,047
Total Common Stocks (Cost $81,121,697)			110,862,234
Preferred Stocks (1.2%)
	Petroleo Brasileiro SA Preference Shares	67,867,963	421,585
	Itau Unibanco Holding SA Preference Shares	52,591,888	318,595
	Banco Bradesco SA Preference Shares	60,710,887	150,914
	Itausa SA Preference Shares	70,510,084	129,411
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,625,366	62,280
	Gerdau SA Preference Shares	16,275,561	51,522
	Cia Energetica de Minas Gerais Preference Shares	17,329,476	34,084
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,821,034	20,598
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	3,630,478	15,254
	Metalurgica Gerdau SA Preference Shares	8,410,133	14,941
	Embotelladora Andina SA Preference Shares Class B	4,822,588	14,305
	Marcopolo SA Preference Shares	9,082,897	13,292
	Cia Paranaense de Energia - Copel Preference Shares Class B	7,231,751	12,272
	Bradespar SA Preference Shares	3,265,134	11,093
	Bancolombia SA Preference Shares	1,283,917	10,277
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,925,469	7,919
	Raizen SA Preference Shares	15,932,485	7,717
*	Braskem SA Preference Shares Class A	1,887,969	5,735
	Banco Pan SA Preference Shares	3,790,591	5,574
	Unipar Carbocloro SA Preference Shares Class B	686,100	5,305
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,641,392	5,140
	Randon SA Implementos e Participacoes Preference Shares	2,226,134	4,120
*	Azul SA Preference Shares	3,887,346	3,820
*	Alpargatas SA Preference Shares	2,933,554	3,639
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	2,883
	Banco ABC Brasil SA Preference Shares	599,900	2,171
	Taurus Armas SA Preference Shares	972,500	1,581
*,3	Mechel PJSC Preference Shares	899,940	—
	KGI Financial Holding Co. Ltd. Preference Shares	1,001	—
Total Preferred Stocks (Cost $1,451,526)			1,336,027
Rights (0.0%)
*	Shougang Fushan Resources Group Ltd. Exp. 11/5/24	769,800	19
*	PMB Technology Bhd. Exp. 11/8/24	191,657	18
*	Hidrovias do Brasil SA Exp. 11/18/24	3,204,868	11
*,3	Wafer Works Corp. Exp. 11/4/24	285,641	—

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	Lumosa Therapeutics Co. Ltd. Exp. 11/4/24	6,913	—
*,3	Apex International Co. Ltd. Exp. 11/1/24	372,295	—
*,3	Waffer Technology Corp. Exp. 12/2/24	39,773	—
*,3	OBI Pharma Inc. Exp. 11/5/24	251,601	—
*,3	Unitech Printed Circuit Board Corp. Exp. 12/2/24	374,240	—
*,3	Fittech Co. Ltd. Exp. 11/15/24	36,262	—
Total Rights (Cost $—)			48
Warrants (0.0%)
*	VGI PCL (Foreign) Exp. 12/31/25	7,525,476	294
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	3,624,441	75
*	Jasmine International PCL Exp. 10/10/31	8,233,501	73
*	VGI PCL Exp. 5/23/27	18,209,185	54
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	4,443,960	—
Total Warrants (Cost $—)			496
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.834% (Cost $3,443,041)	34,435,468	3,443,203
Total Investments (102.4%) (Cost $86,016,264)			115,642,008
Other Assets and Liabilities—Net (-2.4%)			(2,672,379)
Net Assets (100%)			112,969,629
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $6,392,890,000, representing 5.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $724,437,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,079,597,000 was received for securities on loan, of which $1,079,539,000 is held in Vanguard Market Liquidity Fund and $58,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	December 2024	8,174	460,401	(21,830)
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	12/18/24	INR	29,944,793	USD	355,134	337	—
HSBC Bank plc	12/18/24	INR	29,799,471	USD	353,587	160	—
Bank of America, N.A.	12/18/24	INR	25,725,988	USD	305,248	143	—
State Street Bank & Trust Co.	12/18/24	INR	22,896,976	USD	271,690	117	—
State Street Bank & Trust Co.	12/18/24	INR	22,027,311	USD	261,546	—	(62)
Citibank, N.A.	12/18/24	INR	11,664,622	USD	138,543	—	(74)
Morgan Stanley Capital Services LLC	12/18/24	INR	10,035,357	USD	119,106	23	—
BNP Paribas	12/18/24	INR	6,409,762	USD	76,146	—	(56)
Bank of America, N.A.	12/18/24	INR	6,339,524	USD	75,339	—	(83)

Emerging Markets Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	12/18/24	INR	4,689,511	USD	55,690	—	(21)
State Street Bank & Trust Co.	12/18/24	TWD	2,436,500	USD	76,046	323	—
Goldman Sachs International	12/18/24	USD	83,893	BRL	479,010	1,461	—
State Street Bank & Trust Co.	12/18/24	USD	31,314	HKD	243,344	—	(12)
State Street Bank & Trust Co.	12/18/24	USD	80,695	INR	6,798,985	—	(15)
State Street Bank & Trust Co.	12/18/24	USD	78,567	INR	6,618,286	2	—
Citibank, N.A.	12/18/24	USD	76,776	TWD	2,436,500	408	—
						2,974	(323)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	17,603	10.160	—	(1,809)
China Airlines Ltd.	8/29/25	BANA	10,191	(1.589)	377	—
FTSE China A Stock Connect CNY All Cap Index	6/5/25	BANA	217,943	(1.540)	—	(7,882)
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	56,168	(1.340)	—	(2,022)
Novatek Microelectronics Corp.	1/31/25	GSI	35,056	(3.756)	—	(570)
RDC Semiconductor Co. Ltd.	3/26/25	MSCS	2,171	2.661	—	(60)
Sungrow Power Supply Co. Ltd. Class A	3/26/25	MSCS	10,329	0.167	—	(777)
					377	(13,120)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,395,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $82,573,223)	112,198,805
Affiliated Issuers (Cost $3,443,041)	3,443,203
Total Investments in Securities	115,642,008
Investment in Vanguard	3,156
Cash	58
Foreign Currency, at Value (Cost $137,017)	136,758
Cash Collateral Pledged—Futures Contracts	14,840
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	12,980
Receivables for Investment Securities Sold	38,692
Receivables for Accrued Income	104,655
Receivables for Capital Shares Issued	40,019
Unrealized Appreciation—Forward Currency Contracts	2,974
Unrealized Appreciation—Over-the-Counter Swap Contracts	377
Other Assets	2,899
Total Assets	115,999,416
Liabilities
Due to Custodian	30,585
Payables for Investment Securities Purchased	20,064
Collateral for Securities on Loan	1,079,597
Payables for Capital Shares Redeemed	48,418
Payables to Vanguard	4,577
Variation Margin Payable—Futures Contracts	2,125
Unrealized Depreciation—Forward Currency Contracts	323
Unrealized Depreciation—Over-the-Counter Swap Contracts	13,120
Deferred Foreign Capital Gains Taxes	1,830,978
Total Liabilities	3,029,787
Net Assets	112,969,629
1 Includes $724,437,000 of securities on loan.

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	106,741,940
Total Distributable Earnings (Loss)	6,227,689
Net Assets	112,969,629

Investor Shares—Net Assets
Applicable to 2,272,187 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	66,754
Net Asset Value Per Share—Investor Shares	$29.38

ETF Shares—Net Assets
Applicable to 1,780,888,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	82,565,196
Net Asset Value Per Share—ETF Shares	$46.36

Admiral™ Shares—Net Assets
Applicable to 441,950,640 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,038,702
Net Asset Value Per Share—Admiral Shares	$38.55

Institutional Shares—Net Assets
Applicable to 274,337,585 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,042,329
Net Asset Value Per Share—Institutional Shares	$29.32

Institutional Plus Shares—Net Assets
Applicable to 53,903,678 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,256,648
Net Asset Value Per Share—Institutional Plus Shares	$97.52
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	2,864,651
Interest[2]	81,365
Securities Lending—Net	47,700
Total Income	2,993,716
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,101
Management and Administrative—Investor Shares	183
Management and Administrative—ETF Shares	36,776
Management and Administrative—Admiral Shares	16,977
Management and Administrative—Institutional Shares	5,138
Management and Administrative—Institutional Plus Shares	2,234
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	1,997
Marketing and Distribution—Admiral Shares	826
Marketing and Distribution—Institutional Shares	264
Marketing and Distribution—Institutional Plus Shares	135
Custodian Fees	20,819
Auditing Fees	220
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	4,531
Shareholders’ Reports and Proxy Fees—Admiral Shares	453
Shareholders’ Reports and Proxy Fees—Institutional Shares	191
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	98
Trustees’ Fees and Expenses	68
Other Expenses	538
Total Expenses	95,554
Expenses Paid Indirectly	(4)
Net Expenses	95,550
Net Investment Income	2,898,166
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(1,863,339)
Futures Contracts	32,836
Swap Contracts	41,684
Forward Currency Contracts	6,008
Foreign Currencies	19,921
Realized Net Gain (Loss)	(1,762,890)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	22,022,129
Futures Contracts	(2,598)
Swap Contracts	502
Forward Currency Contracts	1,460
Foreign Currencies	(21,606)
Change in Unrealized Appreciation (Depreciation)	21,999,887
Net Increase (Decrease) in Net Assets Resulting from Operations	23,135,163
1	Dividends are net of foreign withholding taxes of $331,556,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $80,884,000, $247,000, $8,000, and ($589,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $104,092,000.
4	Includes $287,204,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,068,336,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,898,166	2,960,858
Realized Net Gain (Loss)	(1,762,890)	(1,962,216)
Change in Unrealized Appreciation (Depreciation)	21,999,887	8,049,415
Net Increase (Decrease) in Net Assets Resulting from Operations	23,135,163	9,048,057
Distributions
Investor Shares	(1,929)	(2,495)
ETF Shares	(2,180,846)	(2,153,261)
Admiral Shares	(436,818)	(437,960)
Institutional Shares	(205,490)	(204,583)
Institutional Plus Shares	(123,311)	(118,269)
Total Distributions	(2,948,394)	(2,916,568)
Capital Share Transactions
Investor Shares	(15,428)	(33,124)
ETF Shares	(252,057)	2,749,995
Admiral Shares	(147,984)	331,108
Institutional Shares	(53,971)	501,722
Institutional Plus Shares	877,551	(319,318)
Net Increase (Decrease) from Capital Share Transactions	408,111	3,230,383
Total Increase (Decrease)	20,594,880	9,361,872
Net Assets
Beginning of Period	92,374,749	83,012,877
End of Period	112,969,629	92,374,749
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.11	$22.40	$32.02	$27.86	$26.59
Investment Operations
Net Investment Income[1]	.692	.696	.805	.670	.528
Net Realized and Unrealized Gain (Loss) on Investments	5.286	1.729	(9.574)	4.133	1.456
Total from Investment Operations	5.978	2.425	(8.769)	4.803	1.984
Distributions
Dividends from Net Investment Income	(.708)	(.715)	(.851)	(.643)	(.714)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.708)	(.715)	(.851)	(.643)	(.714)
Net Asset Value, End of Period	$29.38	$24.11	$22.40	$32.02	$27.86
Total Return[2]	25.18%	10.72%	-27.83%	17.23%	7.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67	$68	$92	$171	$162
Ratio of Total Expenses to Average Net Assets	0.29%[3]	0.29%[3]	0.29%[3]	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.74%	2.85%	2.05%	2.02%
Portfolio Turnover Rate[4]	8%	5%	7%	9%	10%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.04	$35.35	$50.55	$43.98	$41.99
Investment Operations
Net Investment Income[1]	1.189	1.230	1.410	1.186	.954
Net Realized and Unrealized Gain (Loss) on Investments	8.339	2.677	(15.163)	6.506	2.249
Total from Investment Operations	9.528	3.907	(13.753)	7.692	3.203
Distributions
Dividends from Net Investment Income	(1.208)	(1.217)	(1.447)	(1.122)	(1.213)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.208)	(1.217)	(1.447)	(1.122)	(1.213)
Net Asset Value, End of Period	$46.36	$38.04	$35.35	$50.55	$43.98
Total Return	25.46%	10.95%	-27.68%	17.51%	7.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82,565	$68,051	$60,832	$80,116	$61,434
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.77%	3.06%	3.19%	2.29%	2.31%
Portfolio Turnover Rate[3]	8%	5%	7%	9%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$31.64	$29.39	$42.04	$36.57	$34.91
Investment Operations
Net Investment Income[1]	.967	1.002	1.145	.949	.784
Net Realized and Unrealized Gain (Loss) on Investments	6.927	2.241	(12.617)	5.432	1.870
Total from Investment Operations	7.894	3.243	(11.472)	6.381	2.654
Distributions
Dividends from Net Investment Income	(.984)	(.993)	(1.178)	(.911)	(.994)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.984)	(.993)	(1.178)	(.911)	(.994)
Net Asset Value, End of Period	$38.55	$31.64	$29.39	$42.04	$36.57
Total Return[2]	25.35%	10.92%	-27.76%	17.44%	7.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,039	$14,094	$12,803	$17,690	$14,541
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.71%	3.00%	3.11%	2.21%	2.28%
Portfolio Turnover Rate[4]	8%	5%	7%	9%	10%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.06	$22.35	$31.96	$27.81	$26.55
Investment Operations
Net Investment Income[1]	.746	.777	.882	.736	.611
Net Realized and Unrealized Gain (Loss) on Investments	5.273	1.698	(9.585)	4.120	1.415
Total from Investment Operations	6.019	2.475	(8.703)	4.856	2.026
Distributions
Dividends from Net Investment Income	(.759)	(.765)	(.907)	(.706)	(.766)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.759)	(.765)	(.907)	(.706)	(.766)
Net Asset Value, End of Period	$29.32	$24.06	$22.35	$31.96	$27.81
Total Return	25.43%	10.96%	-27.70%	17.45%	7.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,042	$6,627	$5,715	$7,791	$6,592
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.75%	3.06%	3.15%	2.25%	2.34%
Portfolio Turnover Rate[3]	8%	5%	7%	9%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$80.02	$74.35	$106.33	$92.51	$88.32
Investment Operations
Net Investment Income[1]	2.506	2.557	2.931	2.412	2.123
Net Realized and Unrealized Gain (Loss) on Investments	17.536	5.672	(31.875)	13.779	4.635
Total from Investment Operations	20.042	8.229	(28.944)	16.191	6.758
Distributions
Dividends from Net Investment Income	(2.542)	(2.559)	(3.036)	(2.371)	(2.568)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.542)	(2.559)	(3.036)	(2.371)	(2.568)
Net Asset Value, End of Period	$97.52	$80.02	$74.35	$106.33	$92.51
Total Return	25.46%	10.96%	-27.70%	17.49%	7.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,257	$3,535	$3,572	$5,097	$4,645
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.78%	3.03%	3.14%	2.22%	2.45%
Portfolio Turnover Rate[3]	8%	5%	7%	9%	10%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Emerging Markets Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Emerging Markets Stock Index Fund
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,156,000, representing less than 0.01% of the fund’s net assets and 1.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Emerging Markets Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,584,854	102,214,500	62,880	110,862,234
Preferred Stocks	1,259,442	76,585	—	1,336,027
Rights	48	—	—	48
Warrants	202	294	—	496
Temporary Cash Investments	3,443,203	—	—	3,443,203
Total	13,287,749	102,291,379	62,880	115,642,008

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	2,974	—	2,974
Swap Contracts	—	377	—	377
Total	—	3,351	—	3,351
Liabilities
Futures Contracts[1]	(21,830)	—	—	(21,830)
Forward Currency Contracts	—	(323)	—	(323)
Swap Contracts	—	(13,120)	—	(13,120)
Total	(21,830)	(13,443)	—	(35,273)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	2,974	2,974
Unrealized Appreciation—Over-the-Counter Swap Contracts	377	—	377
Total Assets	377	2,974	3,351

Unrealized Depreciation—Futures Contracts[1]	(21,830)	—	(21,830)
Unrealized Depreciation—Forward Currency Contracts	—	(323)	(323)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(13,120)	—	(13,120)
Total Liabilities	(34,950)	(323)	(35,273)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	32,836	—	32,836
Swap Contracts	41,684	—	41,684
Forward Currency Contracts	—	6,008	6,008
Realized Net Gain (Loss) on Derivatives	74,520	6,008	80,528

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,598)	—	(2,598)
Swap Contracts	502	—	502
Forward Currency Contracts	—	1,460	1,460
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,096)	1,460	(636)

Emerging Markets Stock Index Fund
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	276,242
Total Distributable Earnings (Loss)	(276,242)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,266,603
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	25,478,472
Capital Loss Carryforwards	(21,517,510)
Qualified Late-Year Losses	—
Other Temporary Differences	124
Total	6,227,689
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	2,948,394	2,916,568
Long-Term Capital Gains	—	—
Total	2,948,394	2,916,568
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,269,014
Gross Unrealized Appreciation	43,645,111
Gross Unrealized Depreciation	(16,271,398)
Net Unrealized Appreciation (Depreciation)	27,373,713
G.  During the year ended October 31, 2024, the fund purchased $8,086,129,000 of investment securities and sold $8,419,582,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $381,060,000 and $916,235,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,642	247	8,692	340
Issued in Lieu of Cash Distributions	1,929	74	2,495	99
Redeemed	(23,999)	(867)	(44,311)	(1,740)
Net Increase (Decrease)—Investor Shares	(15,428)	(546)	(33,124)	(1,301)

Emerging Markets Stock Index Fund
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,498,111	56,075	2,984,638	73,739
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,750,168)	(64,000)	(234,643)	(6,000)
Net Increase (Decrease)—ETF Shares	(252,057)	(7,925)	2,749,995	67,739
Admiral Shares
Issued	2,818,992	79,694	2,885,120	86,622
Issued in Lieu of Cash Distributions	383,437	11,167	381,568	11,552
Redeemed	(3,350,413)	(94,419)	(2,935,580)	(88,234)
Net Increase (Decrease)—Admiral Shares	(147,984)	(3,558)	331,108	9,940
Institutional Shares
Issued	1,504,130	56,204	1,547,882	61,089
Issued in Lieu of Cash Distributions	197,562	7,562	195,657	7,784
Redeemed	(1,755,663)	(64,900)	(1,241,817)	(49,104)
Net Increase (Decrease)—Institutional Shares	(53,971)	(1,134)	501,722	19,769
Institutional Plus Shares
Issued	1,151,751	12,632	508,673	6,045
Issued in Lieu of Cash Distributions	114,704	1,319	110,386	1,324
Redeemed	(388,904)	(4,224)	(938,377)	(11,231)
Net Increase (Decrease)—Institutional Plus Shares	877,551	9,727	(319,318)	(3,862)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $816,809,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $31,995,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $3,192,605,000 and foreign taxes paid of $417,192,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q5330 122024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.